John Hancock
Emerging Markets Fund
Quarterly portfolio holdings 11/30/2022

Fund’s investments
As of 11-30-22 (unaudited)
	Shares	Value
Common stocks 98.0%		$160,714,378
(Cost $152,014,014)
Australia 0.0%		46,320
MMG, Ltd. (A)	176,000	46,320
Belgium 0.0%		16,923
Titan Cement International SA (A)	1,302	16,923
Brazil 4.0%		6,494,914
3R Petroleum Oleo e Gas SA (A)	6,100	43,481
AES Brasil Energia SA	8,379	16,873
Aliansce Sonae Shopping Centers SA	3,800	13,115
Alliar Medicos A Frente SA (A)	3,900	15,181
Alupar Investimento SA	7,050	37,659
Ambev SA	8,600	26,383
Ambev SA, ADR	34,858	106,317
Americanas SA	13,956	28,400
Anima Holding SA (A)	17,000	14,480
Arezzo Industria e Comercio SA	991	17,105
Atacadao SA	7,500	23,081
Auren Energia SA	12,504	33,324
B3 SA - Brasil Bolsa Balcao	39,034	95,754
Banco Bradesco SA	19,659	52,128
Banco BTG Pactual SA	6,908	33,506
Banco do Brasil SA	9,337	63,478
Banco Modal SA	21,900	10,677
Banco Santander Brasil SA	8,840	47,119
BB Seguridade Participacoes SA	8,229	49,666
BR Malls Participacoes SA	29,604	49,917
BR Properties SA	8,524	10,003
BrasilAgro - Company Brasileira de Propriedades Agricolas	2,247	11,726
Braskem SA, ADR	2,571	28,204
BRF SA (A)	25,073	45,514
Caixa Seguridade Participacoes S/A	6,600	10,238
Camil Alimentos SA	11,340	19,886
CCR SA	44,869	102,114
Centrais Eletricas Brasileiras SA	6,211	56,852
Cia Brasileira de Aluminio	5,000	11,658
Cia Brasileira de Distribuicao	8,517	34,089
Cia de Saneamento Basico do Estado de Sao Paulo	6,199	72,020
Cia de Saneamento de Minas Gerais-COPASA	4,505	13,716
Cia de Saneamento do Parana	35,000	24,146
Cia de Saneamento do Parana, Unit	8,545	31,599
Cia Energetica de Minas Gerais	11,172	38,903
Cia Paranaense de Energia	12,200	17,656
Cia Paranaense de Energia, Unit	3,200	24,555
Cia Siderurgica Nacional SA	20,797	58,191
Cielo SA	73,815	68,135
Cogna Educacao (A)	79,561	34,343
Construtora Tenda SA (A)	3,166	2,733
Cosan SA	15,966	55,473
CPFL Energia SA	3,200	21,521
Cruzeiro do Sul Educacional SA	11,500	9,197
Cury Construtora e Incorporadora SA	6,327	13,424
Cyrela Brazil Realty SA Empreendimentos e Participacoes	7,530	20,837
2	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Brazil (continued)
Dexco SA (A)	15,551	$25,023
Diagnosticos da America SA	5,500	16,311
Dimed SA Distribuidora da Medicamentos	6,500	13,152
Direcional Engenharia SA	8,400	23,957
EcoRodovias Infraestrutura e Logistica SA (A)	9,993	8,396
EDP - Energias do Brasil SA	10,367	42,392
Embraer SA (A)	34,400	89,822
Enauta Participacoes SA	7,100	18,334
Energisa SA	4,868	40,628
Eneva SA (A)	18,759	44,608
Engie Brasil Energia SA	3,893	29,633
Equatorial Energia SA	21,587	114,604
Eternit SA	10,700	20,557
Even Construtora e Incorporadora SA	7,057	7,207
Ez Tec Empreendimentos e Participacoes SA	2,411	6,992
Fleury SA	5,457	18,644
Gerdau SA, ADR	15,692	95,721
Getnet Adquirencia e Servicos para Meios de Pagamento SA	950	824
GPS Participacoes e Empreendimentos SA (A)(B)	9,900	23,771
Grendene SA	9,503	12,141
Grupo Mateus SA (A)	9,496	11,108
Grupo SBF SA	2,300	6,467
Guararapes Confeccoes SA	5,552	7,874
Hapvida Participacoes e Investimentos S/A (B)	66,398	66,534
Hypera SA	4,632	39,667
Instituto Hermes Pardini SA	2,600	11,644
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	3,300	20,457
International Meal Company Alimentacao SA (A)	20,154	8,933
Iochpe Maxion SA	8,200	20,858
Irani Papel e Embalagem SA	8,200	13,747
IRB Brasil Resseguros S/A (A)	39,969	5,777
Itau Unibanco Holding SA	6,151	26,693
Jalles Machado SA	7,000	10,778
JBS SA	21,536	91,508
JHSF Participacoes SA	17,839	19,044
Kepler Weber SA	7,500	29,960
Klabin SA	33,453	126,996
Light SA	11,300	12,456
Localiza Rent a Car SA	11,417	132,225
LOG Commercial Properties e Participacoes SA	4,489	15,086
Lojas Quero Quero S/A	7,821	6,872
Lojas Renner SA	9,549	42,599
M Dias Branco SA	2,200	16,644
Magazine Luiza SA (A)	23,965	15,748
Mahle-Metal Leve SA	2,100	11,638
Marfrig Global Foods SA	8,700	14,669
Marisa Lojas SA (A)	9,006	2,569
Mills Estruturas e Servicos de Engenharia SA	5,000	9,953
Minerva SA	11,500	27,701
Movida Participacoes SA	7,600	12,976
MRV Engenharia e Participacoes SA	13,204	21,857
Multilaser Industrial SA	18,229	12,997
Multiplan Empreendimentos Imobiliarios SA	2,653	11,723
Natura & Company Holding SA	22,112	49,897
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	3

	Shares	Value
Brazil (continued)
Neoenergia SA	2,893	$8,847
Odontoprev SA	8,919	14,523
Omega Energia SA (A)	7,070	13,651
Petro Rio SA (A)	11,300	78,500
Petroleo Brasileiro SA	106,544	623,946
Petroreconcavo SA	6,838	40,493
Porto Seguro SA	12,168	56,768
Portobello SA	64	100
Positivo Tecnologia SA	11,300	18,661
Qualicorp Consultoria e Corretora de Seguros SA	8,857	10,497
Raia Drogasil SA	14,740	65,472
Rede D’Or Sao Luiz SA (B)	3,000	17,956
Romi SA	4,883	13,201
Rumo SA	6,400	24,000
Santos Brasil Participacoes SA	23,900	35,049
Sao Martinho SA	7,385	40,786
Sendas Distribuidora SA	16,485	63,693
Ser Educacional SA (A)(B)	3,448	3,668
SIMPAR SA	7,879	11,585
SLC Agricola SA	5,227	45,206
Sul America SA	10,873	47,185
Suzano SA	20,726	212,278
SYN prop e tech SA	2,100	1,797
Telefonica Brasil SA	5,999	43,987
TIM SA	36,824	92,249
TOTVS SA	12,293	73,104
Transmissora Alianca de Energia Eletrica SA	10,811	71,957
Tupy SA	4,722	25,770
Ultrapar Participacoes SA	25,110	68,710
Unipar Carbocloro SA	2,060	33,710
Usinas Siderurgicas de Minas Gerais SA	5,100	7,587
Vale SA	69,353	1,145,470
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	4,116	10,517
Via S/A (A)	47,200	19,828
Vibra Energia SA	23,645	75,318
Vivara Participacoes SA	1,900	8,077
Vulcabras Azaleia SA	5,665	13,853
WEG SA	12,438	93,476
Wilson Sons Holdings Brasil SA	8,300	17,034
XP, Inc., BDR (A)	360	6,281
YDUQS Participacoes SA	13,130	29,097
Zamp SA (A)	7,220	8,278
Canada 0.0%		11,865
China Gold International Resources Corp., Ltd.	4,200	11,865
Chile 0.6%		971,414
Aguas Andinas SA, Class A	72,703	16,826
Banco de Chile	146,860	13,890
Banco de Chile, ADR	1,901	35,834
Banco de Credito e Inversiones SA	915	24,768
Banco Santander Chile	837,154	32,595
Besalco SA	30,504	10,971
CAP SA	3,915	28,739
Cementos BIO BIO SA	2,795	1,632
4	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Chile (continued)
Cencosud SA	32,152	$47,937
Cencosud Shopping SA	10,584	13,525
Cia Cervecerias Unidas SA	3,168	19,239
Cia Sud Americana de Vapores SA	256,959	20,959
Colbun SA	184,862	16,447
Cristalerias de Chile SA	40,829	142,545
Empresa Nacional de Telecomunicaciones SA	7,933	23,342
Empresas CMPC SA	21,538	35,697
Empresas COPEC SA	5,581	38,997
Enel Americas SA	244,746	32,482
Enel Chile SA	585,867	26,646
Engie Energia Chile SA (A)	23,657	12,070
Falabella SA	6,902	12,347
Forus SA	5,056	5,473
Grupo Security SA	132,812	24,799
Hortifrut SA	2,899	2,409
Inversiones Aguas Metropolitanas SA	29,967	15,651
Inversiones La Construccion SA	2,123	6,704
Itau CorpBanca Chile SA	5,398,734	10,787
Molibdenos y Metales SA	7,542	26,061
Multiexport Foods SA	12,750	3,131
Parque Arauco SA	17,834	18,895
PAZ Corp. SA	60,171	21,313
Plaza SA	6,102	6,851
Ripley Corp. SA	79,393	11,950
Salfacorp SA	20,240	5,809
Sigdo Koppers SA	52,647	60,826
SMU SA	80,372	9,963
Sociedad Matriz SAAM SA	389,760	41,742
Sociedad Quimica y Minera de Chile SA, ADR	293	29,054
Socovesa SA	306,550	33,431
SONDA SA	29,383	10,920
Vina Concha y Toro SA	15,327	18,157
China 22.8%		37,432,461
360 DigiTech, Inc., ADR	4,780	74,998
360 Security Technology, Inc., Class A	6,800	6,599
361 Degrees International, Ltd. (A)	46,000	20,124
37 Interactive Entertainment Network Technology Group Company, Ltd., Class A	6,900	17,339
3SBio, Inc. (B)	76,000	80,622
AAC Technologies Holdings, Inc. (A)	53,500	125,102
Accelink Technologies Company, Ltd., Class A	7,200	17,178
Advanced Technology & Materials Company, Ltd., Class A (A)	18,200	20,795
AECC Aviation Power Company, Ltd., Class A	2,400	15,387
Agile Group Holdings, Ltd. (A)	59,250	19,513
Agricultural Bank of China, Ltd., H Shares	526,000	175,829
Aier Eye Hospital Group Company, Ltd., Class A	6,755	25,896
Air China, Ltd., H Shares (A)	32,000	25,756
Airtac International Group	1,816	56,328
AK Medical Holdings, Ltd. (B)	14,000	13,971
Alibaba Group Holding, Ltd. (A)	77,300	841,260
Alibaba Group Holding, Ltd., ADR (A)	11,493	1,006,327
A-Living Smart City Services Company, Ltd. (B)	43,750	51,386
Aluminum Corp. of China, Ltd., H Shares	162,000	69,282
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	5

	Shares	Value
China (continued)
Amlogic Shanghai Company, Ltd., Class A (A)	1,382	$14,702
Angang Steel Company, Ltd., H Shares	70,200	20,210
Angel Yeast Company, Ltd., Class A	2,600	15,948
Anhui Anke Biotechnology Group Company, Ltd., Class A	11,600	16,540
Anhui Conch Cement Company, Ltd., H Shares	38,500	140,230
Anhui Expressway Company, Ltd., H Shares	20,000	15,258
Anhui Gujing Distillery Company, Ltd., Class A	600	20,174
Anhui Honglu Steel Construction Group Company, Ltd., Class A	2,860	13,542
Anhui Huilong Agricultural Means of Production Company, Ltd., Class A	13,300	17,686
Anhui Jiangnan Chemical Industry Company, Ltd., Class A	25,600	18,499
Anhui Jinhe Industrial Company, Ltd., Class A	1,700	8,219
Anhui Kouzi Distillery Company, Ltd., Class A	2,200	14,565
Anhui Truchum Advanced Materials & Technology Company, Ltd., Class A	15,600	16,733
Anhui Yingjia Distillery Company, Ltd., Class A	2,700	18,181
Anhui Zhongding Sealing Parts Company, Ltd., Class A	8,600	18,241
Anjoy Foods Group Company, Ltd., Class A	800	17,762
ANTA Sports Products, Ltd.	23,000	273,361
Anton Oilfield Services Group (A)	144,000	5,746
Aowei Holdings, Ltd. (A)(C)	9,116,000	525,769
Apeloa Pharmaceutical Company, Ltd., Class A	1,900	5,522
Asia - Potash International Investment Guangzhou Company, Ltd., Class A (A)	5,100	20,305
Asia Cement China Holdings Corp.	36,500	14,859
AsiaInfo Technologies, Ltd. (B)	14,800	20,148
Asymchem Laboratories Tianjin Company, Ltd., Class A	560	10,722
Autel Intelligent Technology Corp, Ltd., Class A	1,143	5,744
Autobio Diagnostics Company, Ltd., Class A	1,400	11,954
Avary Holding Shenzhen Company, Ltd., Class A	4,100	16,794
AviChina Industry & Technology Company, Ltd., H Shares	143,000	67,497
Bafang Electric Suzhou Company, Ltd., Class A	900	14,182
BAIC Motor Corp., Ltd., H Shares (B)	84,000	23,203
Baidu, Inc., ADR (A)	1,146	124,456
Baidu, Inc., Class A (A)	7,800	105,266
BAIOO Family Interactive, Ltd. (B)	78,000	4,317
Bank of Beijing Company, Ltd., Class A	30,400	18,298
Bank of Changsha Company, Ltd., Class A	24,353	23,661
Bank of Chengdu Company, Ltd., Class A	11,400	24,640
Bank of China, Ltd., H Shares	1,556,075	551,471
Bank of Chongqing Company, Ltd., H Shares	37,000	19,547
Bank of Communications Company, Ltd., H Shares	173,858	98,508
Bank of Hangzhou Company, Ltd., Class A	9,300	17,301
Bank of Jiangsu Company, Ltd., Class A	20,800	21,691
Bank of Nanjing Company, Ltd., Class A	20,700	30,092
Bank of Ningbo Company, Ltd., Class A	8,060	36,519
Bank of Shanghai Company, Ltd., Class A	11,200	9,382
Bank of Zhengzhou Company, Ltd., H Shares (A)(B)	72,600	10,531
Baoshan Iron & Steel Company, Ltd., Class A	49,700	39,403
Baozun, Inc., ADR (A)	1,783	7,738
BBMG Corp., H Shares	115,500	14,733
BeiGene, Ltd. (A)	5,400	80,286
Beijing Bei Mo Gao Ke Friction Material Company, Ltd., Class A	2,210	14,474
Beijing Capital Eco-Environment Protection Group Company, Ltd., Class A	35,500	14,427
Beijing Capital International Airport Company, Ltd., H Shares (A)	82,415	53,467
Beijing Chunlizhengda Medical Instruments Company, Ltd., H Shares	2,500	4,612
Beijing Dabeinong Technology Group Company, Ltd., Class A (A)	17,700	23,145
6	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
China (continued)
Beijing GeoEnviron Engineering & Technology, Inc., Class A	12,000	$17,806
Beijing Jetsen Technology Company, Ltd., Class A (A)	30,600	20,378
Beijing Jingneng Clean Energy Company, Ltd., H Shares	50,000	11,071
Beijing Jingyuntong Technology Company, Ltd., Class A	21,500	21,457
Beijing New Building Materials PLC, Class A	4,400	16,338
Beijing North Star Company, Ltd., H Shares	40,000	4,718
Beijing Originwater Technology Company, Ltd., Class A	4,045	2,907
Beijing Roborock Technology Company, Ltd., Class A	327	11,916
Beijing Shougang Company, Ltd., Class A	36,100	20,535
Beijing Thunisoft Corp, Ltd., Class A (A)	14,500	13,970
Beijing United Information Technology Company, Ltd., Class A	1,700	24,661
Beijing Wantai Biological Pharmacy Enterprise Company, Ltd., Class A	1,160	26,574
Beijing Yanjing Brewery Company, Ltd., Class A	15,200	21,967
Beijing Yuanliu Hongyuan Electronic Technology Company, Ltd., Class A	500	7,274
Beijing-Shanghai High Speed Railway Company, Ltd., Class A	31,200	21,654
Bengang Steel Plates Company, Ltd., Class A	42,600	19,187
Bethel Automotive Safety Systems Company, Ltd., Class A	1,200	14,328
BGI Genomics Company, Ltd., Class A	700	5,944
Biem.L.Fdlkk Garment Company, Ltd., Class A	5,662	19,253
Billion Industrial Holdings, Ltd. (A)	12,000	7,066
Binjiang Service Group Company, Ltd.	4,000	9,403
Blue Moon Group Holdings, Ltd. (B)	13,000	9,109
Blue Sail Medical Company, Ltd., Class A (A)	10,200	13,965
BOC International China Company, Ltd., Class A	9,600	15,178
BOE Technology Group Company, Ltd., Class A	72,500	36,612
Bohai Leasing Company, Ltd., Class A (A)	68,300	22,759
Bright Dairy & Food Company, Ltd., Class A	13,000	18,664
BYD Company, Ltd., H Shares	10,500	267,328
BYD Electronic International Company, Ltd.	24,983	83,285
By-health Company, Ltd., Class A	6,000	16,820
C&S Paper Company, Ltd., Class A	7,300	11,484
Cangzhou Mingzhu Plastic Company, Ltd., Class A	23,300	16,677
CanSino Biologics, Inc., H Shares (B)	4,600	59,096
CECEP Solar Energy Company, Ltd., Class A	15,000	15,827
CECEP Wind-Power Corp., Class A	32,760	18,693
Central China Management Company, Ltd.	54,538	3,677
Central China New Life, Ltd. (A)	14,000	6,019
Central China Real Estate, Ltd.	56,629	2,238
Central China Securities Company, Ltd., H Shares	53,000	7,987
CGN Power Company, Ltd., H Shares (B)	163,000	39,665
Changchun High & New Technology Industry Group, Inc., Class A	1,000	23,798
Changzhou Xingyu Automotive Lighting Systems Company, Ltd., Class A	900	16,725
Chaowei Power Holdings, Ltd.	37,000	7,945
Chaozhou Three-Circle Group Company, Ltd., Class A	1,700	7,233
Cheetah Mobile, Inc., ADR (A)	291	550
Chengdu Hongqi Chain Company, Ltd., Class A	30,500	22,500
Chengdu Kanghua Biological Products Company, Ltd., Class A	750	9,870
Chengdu Wintrue Holding Company, Ltd., Class A	8,400	14,103
Chengtun Mining Group Company, Ltd., Class A	13,900	11,937
Chengxin Lithium Group Company, Ltd., Class A	2,600	15,659
Chifeng Jilong Gold Mining Company, Ltd., Class A (A)	8,700	24,272
China Animal Healthcare, Ltd. (A)(C)	182,000	233
China Automotive Engineering Research Institute Company, Ltd., Class A	8,500	22,488
China Baoan Group Company, Ltd., Class A	12,500	23,174
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	7

	Shares	Value
China (continued)
China BlueChemical, Ltd., H Shares	101,000	$23,483
China Bohai Bank Company, Ltd., H Shares (B)	119,000	17,285
China Cinda Asset Management Company, Ltd., H Shares	356,000	46,834
China CITIC Bank Corp., Ltd., H Shares	213,962	95,141
China Coal Energy Company, Ltd., H Shares	70,000	65,085
China Communications Services Corp., Ltd., H Shares	109,200	37,645
China Conch Environment Protection Holdings, Ltd. (A)	140,000	60,800
China Conch Venture Holdings, Ltd.	44,000	100,692
China Construction Bank Corp., H Shares	1,885,000	1,140,802
China CSSC Holdings, Ltd., Class A	5,400	19,069
China Datang Corp. Renewable Power Company, Ltd., H Shares	108,000	31,283
China Development Bank Financial Leasing Company, Ltd., H Shares (B)	72,000	9,554
China Dili Group (A)(C)	120,400	7,121
China Dongxiang Group Company, Ltd. (A)	152,000	6,305
China East Education Holdings, Ltd. (B)	35,000	20,502
China Eastern Airlines Corp., Ltd., ADR (A)	1,460	26,937
China Eastern Airlines Corp., Ltd., H Shares (A)	36,000	13,506
China Electronics Optics Valley Union Holding Company, Ltd.	184,000	8,329
China Energy Engineering Corp., Ltd., H Shares	172,000	21,144
China Everbright Bank Company, Ltd., H Shares	96,000	28,620
China Feihe, Ltd. (B)	121,000	98,955
China Galaxy Securities Company, Ltd., H Shares	120,500	60,019
China Greatwall Technology Group Company, Ltd., Class A	9,800	16,535
China Hanking Holdings, Ltd.	54,000	5,700
China Harmony Auto Holding, Ltd.	30,500	4,319
China Hongqiao Group, Ltd.	88,500	83,638
China Huarong Asset Management Company, Ltd., H Shares (A)(B)	493,000	23,391
China Huiyuan Juice Group, Ltd. (A)(C)	141,000	9,116
China International Capital Corp., Ltd., H Shares (B)	42,800	80,732
China International Marine Containers Group Company, Ltd., H Shares	34,830	27,171
China Isotope & Radiation Corp.	3,200	5,767
China Jushi Company, Ltd., Class A	12,900	26,087
China Kepei Education Group, Ltd.	28,000	8,007
China Kings Resources Group Company, Ltd., Class A	4,640	29,990
China Lesso Group Holdings, Ltd.	62,000	76,009
China Life Insurance Company, Ltd., H Shares	78,000	119,570
China Lilang, Ltd.	25,000	11,829
China Literature, Ltd. (A)(B)	13,600	49,654
China Longyuan Power Group Corp., Ltd., H Shares	57,000	70,299
China Maple Leaf Educational Systems, Ltd. (A)(C)	56,000	2,294
China Medical System Holdings, Ltd.	76,800	112,484
China Meidong Auto Holdings, Ltd.	26,000	49,487
China Merchants Bank Company, Ltd., H Shares	113,461	576,274
China Merchants Property Operation & Service Company, Ltd., Class A	10,000	22,390
China Merchants Securities Company, Ltd., H Shares (B)	10,540	10,439
China Merchants Shekou Industrial Zone Holdings Company, Ltd., Class A	12,900	27,793
China Minsheng Banking Corp., Ltd., H Shares	94,840	32,788
China Modern Dairy Holdings, Ltd.	167,000	20,899
China National Building Material Company, Ltd., H Shares	216,600	193,130
China National Chemical Engineering Company, Ltd., Class A	12,300	14,557
China National Medicines Corp, Ltd., Class A	4,400	17,230
China National Nuclear Power Company, Ltd., Class A	50,200	44,091
China New Higher Education Group, Ltd. (B)	42,000	13,618
China Nonferrous Mining Corp., Ltd.	31,000	14,831
8	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
China (continued)
China Northern Rare Earth Group High-Tech Company, Ltd., Class A	5,800	$21,394
China Oilfield Services, Ltd., H Shares	40,000	50,567
China Oriental Group Company, Ltd.	84,000	15,087
China Pacific Insurance Group Company, Ltd., H Shares	56,600	128,907
China Petroleum & Chemical Corp., H Shares	704,000	332,354
China Railway Group, Ltd., H Shares	100,000	56,445
China Railway Signal & Communication Corp., Ltd., H Shares (B)	76,000	24,415
China Reinsurance Group Corp., H Shares	156,000	9,960
China Renaissance Holdings, Ltd. (A)(B)	12,200	11,948
China Resources Medical Holdings Company, Ltd.	33,500	21,238
China Resources Microelectronics, Ltd., Class A	2,665	20,006
China Resources Pharmaceutical Group, Ltd. (B)	75,500	62,194
China Risun Group, Ltd.	49,000	20,114
China Sanjiang Fine Chemicals Company, Ltd.	41,000	7,566
China SCE Group Holdings, Ltd.	98,000	9,028
China Shenhua Energy Company, Ltd., H Shares	93,000	288,249
China Shineway Pharmaceutical Group, Ltd.	17,000	15,430
China Silver Group, Ltd. (A)	100,000	4,000
China South Publishing & Media Group Company, Ltd., Class A	13,800	19,538
China Southern Airlines Company, Ltd., H Shares (A)	34,000	20,305
China State Construction Engineering Corp., Ltd., Class A	61,500	50,920
China Sunshine Paper Holdings Company, Ltd.	42,000	10,664
China Suntien Green Energy Corp., Ltd., H Shares	59,000	24,604
China Taifeng Beddings Holdings, Ltd. (A)(C)	46,000	2,862
China Tianrui Group Cement Company, Ltd. (A)	25,000	20,693
China Tianying, Inc., Class A	26,000	19,393
China Tourism Group Duty Free Corp., Ltd., Class A	1,900	53,320
China Tower Corp., Ltd., H Shares (B)	1,446,000	156,389
China TransInfo Technology Company, Ltd., Class A (A)	9,600	12,184
China Tungsten And Hightech Materials Company, Ltd., Class A	9,400	20,322
China Vanke Company, Ltd., H Shares	67,381	139,854
China West Construction Group Company, Ltd., Class A	18,900	20,220
China XLX Fertiliser, Ltd.	50,000	26,572
China Yangtze Power Company, Ltd., Class A	18,500	55,061
China Yongda Automobiles Services Holdings, Ltd.	52,000	32,604
China Yuhua Education Corp., Ltd. (A)(B)	88,000	12,812
China ZhengTong Auto Services Holdings, Ltd. (A)	72,500	4,641
China Zhenhua Group Science & Technology Company, Ltd., Class A	1,200	19,321
China Zhongwang Holdings, Ltd. (A)(C)	54,200	11,657
Chinasoft International, Ltd. (A)	104,000	89,859
Chindata Group Holdings, Ltd., ADR (A)	1,861	13,325
Chlitina Holding, Ltd.	2,000	11,343
Chongqing Brewery Company, Ltd., Class A	1,100	17,123
Chongqing Changan Automobile Company, Ltd., Class A	9,230	17,622
Chongqing Fuling Electric Power Industrial Company, Ltd., Class A	10,680	21,531
Chongqing Fuling Zhacai Group Company, Ltd., Class A	6,900	24,613
Chongqing Rural Commercial Bank Company, Ltd., H Shares	95,000	31,853
Chongqing Sanfeng Environment Group Corp, Ltd., Class A	20,200	19,796
Chongqing Zhifei Biological Products Company, Ltd., Class A	1,700	21,740
Chow Tai Seng Jewellery Company, Ltd., Class A	5,100	9,495
CIFI Ever Sunshine Services Group, Ltd.	44,000	25,843
CITIC Securities Company, Ltd., H Shares	36,075	72,646
CITIC, Ltd.	86,923	89,111
CMOC Group, Ltd., H Shares	138,000	64,650
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	9

	Shares	Value
China (continued)
CNFinance Holdings, Ltd., ADR (A)	696	$1,559
CNHTC Jinan Truck Company, Ltd., Class A	8,500	17,840
CNNC Hua Yuan Titanium Dioxide Company, Ltd., Class A	17,402	17,121
CNSIG Inner Mongolia Chemical Industry Company, Ltd.	8,700	20,199
COFCO Biotechnology Company, Ltd., Class A	14,100	17,403
COFCO Joycome Foods, Ltd. (A)	124,000	36,444
Colour Life Services Group Company, Ltd. (A)(C)	40,102	2,865
Confidence Intelligence Holdings, Ltd. (A)	2,000	9,466
Consun Pharmaceutical Group, Ltd.	29,000	12,635
Contemporary Amperex Technology Company, Ltd., Class A	2,000	109,567
COSCO SHIPPING Development Company, Ltd., H Shares	181,000	24,797
COSCO SHIPPING Energy Transportation Company, Ltd., H Shares (A)	24,000	21,448
COSCO SHIPPING Holdings Company, Ltd., H Shares	112,450	122,986
Country Garden Holdings Company, Ltd.	285,076	111,494
Country Garden Services Holdings Company, Ltd.	46,642	116,627
CPMC Holdings, Ltd.	53,000	29,624
CRRC Corp., Ltd., H Shares	110,000	45,340
CSC Financial Company, Ltd., H Shares (B)	31,000	27,512
CSG Holding Company, Ltd., Class A	18,200	18,778
CSPC Pharmaceutical Group, Ltd.	197,680	254,674
CT Environmental Group, Ltd. (A)(C)	154,000	2,346
CTS International Logistics Corp, Ltd., Class A	16,100	27,471
Dali Foods Group Company, Ltd. (B)	76,000	35,952
Dalipal Holdings, Ltd.	18,000	5,733
DaShenLin Pharmaceutical Group Company, Ltd., Class A	1,920	11,428
Datang International Power Generation Company, Ltd., H Shares (A)	132,000	21,935
DeHua TB New Decoration Materials Company, Ltd., Class A	12,600	17,037
Dexin China Holdings Company, Ltd. (A)	60,000	7,141
DHC Software Company, Ltd., Class A	18,500	15,526
Dian Diagnostics Group Company, Ltd., Class A	5,300	20,442
Differ Group Auto, Ltd. (A)	146,000	31,388
Do-Fluoride New Materials Company, Ltd., Class A	3,000	16,185
Dongfang Electric Corp., Ltd., H Shares	18,600	33,649
Dongfeng Motor Group Company, Ltd., H Shares	104,000	58,589
Dongyue Group, Ltd.	86,000	96,288
DouYu International Holdings, Ltd., ADR (A)	3,157	4,136
Dynagreen Environmental Protection Group Company, Ltd., H Shares	26,000	8,475
East Money Information Company, Ltd., Class A	17,040	44,828
E-Commodities Holdings, Ltd.	44,000	8,951
Ecovacs Robotics Company, Ltd., Class A	900	9,127
Edvantage Group Holdings, Ltd.	24,892	6,756
EEKA Fashion Holdings, Ltd.	14,000	17,983
ENN Energy Holdings, Ltd.	10,900	154,465
ENN Natural Gas Company, Ltd., Class A	8,000	20,871
Eoptolink Technology, Inc., Ltd., Class A	6,400	23,384
Eve Energy Company, Ltd., Class A	1,500	17,777
Everbright Securities Company, Ltd., H Shares (B)	9,800	6,922
Everest Medicines, Ltd. (A)(B)	8,000	11,950
Fang Holdings, Ltd., ADR (A)	234	140
Fangda Special Steel Technology Company, Ltd., Class A	16,500	14,158
FAW Jiefang Group Company, Ltd., Class A	12,100	13,774
Fiberhome Telecommunication Technologies Company, Ltd., Class A	7,700	14,835
Fibocom Wireless, Inc., Class A	2,250	6,388
FIH Mobile, Ltd. (A)	143,000	15,547
10	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
China (continued)
Financial Street Holdings Company, Ltd., Class A	29,000	$25,075
FinVolution Group, ADR	5,100	23,817
First Tractor Company, Ltd., H Shares	28,000	13,139
Flat Glass Group Company, Ltd., H Shares	9,000	23,607
Focus Media Information Technology Company, Ltd., Class A	32,100	27,231
Foshan Haitian Flavouring & Food Company, Ltd., Class A	3,797	37,496
Fosun International, Ltd.	71,693	54,807
Foxconn Industrial Internet Company, Ltd., Class A	29,300	37,731
Fu Shou Yuan International Group, Ltd.	72,000	52,774
Fufeng Group, Ltd.	120,000	76,450
Fuguiniao Company, Ltd., H Shares (A)(C)	116,600	5,792
Fujian Funeng Company, Ltd., Class A	9,100	14,515
Fujian Star-net Communication Company, Ltd., Class A	6,500	18,519
Fujian Sunner Development Company, Ltd., Class A	5,400	19,073
Fuyao Glass Industry Group Company, Ltd., H Shares (B)	20,000	88,682
Gan & Lee Pharmaceuticals Company, Ltd., Class A	3,500	16,876
Ganfeng Lithium Group Company, Ltd., H Shares (B)	5,840	51,678
Gansu Shangfeng Cement Company, Ltd., Class A	7,560	12,367
G-bits Network Technology Xiamen Company, Ltd., Class A	500	22,969
GCL Energy Technology Company, Ltd.	9,200	18,001
GDS Holdings, Ltd., ADR (A)	1,617	25,710
GDS Holdings, Ltd., Class A (A)	6,100	11,698
Genertec Universal Medical Group Company, Ltd. (B)	51,500	28,349
GF Securities Company, Ltd., H Shares	27,800	40,558
Giant Network Group Company, Ltd., Class A	17,800	20,388
GigaDevice Semiconductor, Inc., Class A	1,000	14,255
Ginlong Technologies Company, Ltd., Class A (A)	900	25,297
Glory Health Industry, Ltd. (A)	53,000	1,645
GoerTek, Inc., Class A	6,200	15,914
Goke Microelectronics Company, Ltd., Class A	1,800	21,641
Golden Eagle Retail Group, Ltd. (A)	26,000	17,690
GOME Retail Holdings, Ltd. (A)	247,000	6,338
Grand Baoxin Auto Group, Ltd. (A)	48,950	2,727
Great Wall Motor Company, Ltd., H Shares	42,500	63,113
Greatview Aseptic Packaging Company, Ltd. (A)	54,000	8,672
Gree Electric Appliances, Inc. of Zhuhai, Class A	6,400	29,083
Greenland Hong Kong Holdings, Ltd.	76,250	7,561
Greentown China Holdings, Ltd.	40,000	68,751
Greentown Management Holdings Company, Ltd. (B)	24,000	21,442
Greentown Service Group Company, Ltd.	80,000	55,251
Guangdong Create Century Intelligent Equipment Group Corp, Ltd., Class A (A)	13,400	18,960
Guangdong Haid Group Company, Ltd., Class A	2,700	21,428
Guangdong Hybribio Biotech Company, Ltd., Class A	6,800	19,316
Guangdong Kinlong Hardware Products Company, Ltd., Class A	900	13,221
Guangdong Provincial Expressway Development Company, Ltd., Class A	11,700	12,263
Guangdong Tapai Group Company, Ltd., Class A	17,900	19,199
Guangdong Xinbao Electrical Appliances Holdings Company, Ltd., Class A	5,500	13,153
Guanghui Energy Company, Ltd., Class A	12,900	19,390
Guangshen Railway Company, Ltd., H Shares (A)	137,200	21,536
Guangzhou Automobile Group Company, Ltd., H Shares	46,000	33,263
Guangzhou Baiyunshan Pharmaceutical Holdings Company, Ltd., H Shares	12,000	32,218
Guangzhou Kingmed Diagnostics Group Company, Ltd., Class A	1,200	11,543
Guangzhou Shiyuan Electronic Technology Company, Ltd., Class A	1,000	8,647
Guangzhou Tinci Materials Technology Company, Ltd., Class A	2,000	12,801
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	11

	Shares	Value
China (continued)
Guangzhou Wondfo Biotech Company, Ltd., Class A	3,500	$23,707
Guizhou Panjiang Refined Coal Company, Ltd., Class A	15,400	15,764
Guosen Securities Company, Ltd., Class A	12,000	15,416
Guotai Junan Securities Company, Ltd., H Shares (B)	9,000	10,534
H World Group, Ltd.	9,800	38,310
H World Group, Ltd., ADR	769	29,437
Haichang Ocean Park Holdings, Ltd. (A)(B)	172,000	71,817
Haier Smart Home Company, Ltd., H Shares	62,200	207,011
Hainan Meilan International Airport Company, Ltd., H Shares (A)	7,000	19,327
Hainan Poly Pharm Company, Ltd., Class A	5,500	20,331
Haitian International Holdings, Ltd.	30,000	78,204
Haitong Securities Company, Ltd., H Shares	60,000	37,118
Hang Zhou Great Star Industrial Company, Ltd., Class A (A)	5,300	16,064
Hangcha Group Company, Ltd., Class A	8,200	21,369
Hangjin Technology Company, Ltd., Class A	2,100	8,552
Hangzhou First Applied Material Company, Ltd., Class A	1,400	11,836
Hangzhou Oxygen Plant Group Company, Ltd., Class A	3,300	19,217
Hangzhou Robam Appliances Company, Ltd., Class A	3,800	13,979
Hangzhou Silan Microelectronics Company, Ltd., Class A	2,600	13,453
Hangzhou Tigermed Consulting Company, Ltd., H Shares (B)	1,600	15,321
Han’s Laser Technology Industry Group Company, Ltd., Class A	1,800	6,766
Hansoh Pharmaceutical Group Company, Ltd. (B)	12,000	22,781
Harbin Bank Company, Ltd., H Shares (A)(B)	190,000	8,546
Harbin Electric Company, Ltd., H Shares (A)	44,000	18,641
Harmonicare Medical Holdings, Ltd. (A)(B)(C)	44,000	6,895
HBIS Resources Company, Ltd., Class A	11,900	19,018
HC Group, Inc. (A)	53,500	2,648
Hebei Construction Group Corp., Ltd., H Shares (A)	6,500	623
Hefei Meiya Optoelectronic Technology, Inc., Class A	4,420	15,229
Hello Group, Inc., ADR	9,177	52,676
Henan Shenhuo Coal & Power Company, Ltd., Class A	4,300	10,268
Henan Shuanghui Investment & Development Company, Ltd., Class A	7,600	27,030
Hengan International Group Company, Ltd.	37,000	170,550
Hengdian Group DMEGC Magnetics Company, Ltd., Class A	9,600	26,542
Hengli Petrochemical Company, Ltd., Class A	8,900	21,047
Hengtong Optic-electric Company, Ltd., Class A	9,000	20,822
Hengyi Petrochemical Company, Ltd., Class A	12,200	12,333
Hesteel Company, Ltd., Class A	67,200	23,140
Hisense Home Appliances Group Company, Ltd., H Shares	19,000	19,782
Hithink RoyalFlush Information Network Company, Ltd., Class A	1,100	15,690
Hongda Xingye Company, Ltd., Class A (A)	25,600	12,278
Hongfa Technology Company, Ltd., Class A	2,940	14,351
Honghua Group, Ltd. (A)	191,000	4,726
Honworld Group, Ltd. (A)(B)(C)	20,500	7,252
Hope Education Group Company, Ltd. (B)	298,000	29,461
HOSA International, Ltd. (A)(C)	86,000	2,075
Hua Hong Semiconductor, Ltd. (A)(B)	41,000	144,628
Huadian Power International Corp., Ltd., H Shares	84,000	32,655
Huadong Medicine Company, Ltd., Class A	2,300	13,350
Huafon Chemical Company, Ltd., Class A	10,200	10,428
Huagong Tech Company, Ltd., Class A	6,400	15,680
Huaibei Mining Holdings Company, Ltd., Class A	10,700	21,710
Hualan Biological Engineering, Inc., Class A	4,900	14,142
Huaneng Power International, Inc., H Shares (A)	52,000	24,179
12	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
China (continued)
Huatai Securities Company, Ltd., H Shares (B)	25,800	$29,980
Huaxin Cement Company, Ltd., Class A	6,500	14,200
Huayu Automotive Systems Company, Ltd., Class A	5,700	14,856
Hubei Jumpcan Pharmaceutical Company, Ltd., Class A	5,200	23,899
Hubei Xingfa Chemicals Group Company, Ltd., Class A	2,700	11,686
Huishang Bank Corp., Ltd., H Shares	40,200	12,831
Humanwell Healthcare Group Company, Ltd., Class A	6,900	21,804
Hunan Gold Corp, Ltd., Class A	12,000	24,192
Hunan Valin Steel Company, Ltd., Class A	12,600	8,553
Hundsun Technologies, Inc., Class A	2,860	16,138
HUYA, Inc., ADR (A)	3,655	9,978
Hygeia Healthcare Holdings Company, Ltd. (A)(B)	4,800	30,764
iDreamSky Technology Holdings, Ltd. (A)(B)	24,800	12,792
Iflytek Company, Ltd., Class A	2,300	10,483
IKD Company, Ltd., Class A	8,300	23,113
I-Mab, ADR (A)	2,049	7,581
Industrial & Commercial Bank of China, Ltd., H Shares	1,091,000	546,808
Industrial Bank Company, Ltd., Class A	30,300	75,534
Industrial Securities Company, Ltd., Class A	20,410	17,482
Ingdan, Inc. (A)(B)	44,000	8,963
Inner Mongolia BaoTou Steel Union Company, Ltd., Class A	39,800	11,152
Inner Mongolia Dian Tou Energy Corp., Ltd., Class A	8,400	15,970
Inner Mongolia ERDOS Resources Company, Ltd., Class A	7,700	17,541
Inner Mongolia Junzheng Energy & Chemical Industry Group Company, Ltd., Class A	16,800	9,927
Inner Mongolia Yili Industrial Group Company, Ltd., Class A	8,900	36,039
Inner Mongolia Yitai Coal Company, Ltd., H Shares	147,500	210,559
Inner Mongolia Yuan Xing Energy Company, Ltd., Class A	21,800	25,061
Inspur Electronic Information Industry Company, Ltd., Class A	2,600	8,174
Intco Medical Technology Company, Ltd., Class A	2,280	7,925
iQIYI, Inc., ADR (A)	7,664	22,762
JA Solar Technology Company, Ltd., Class A	2,660	21,987
Jafron Biomedical Company, Ltd., Class A	2,200	9,848
Jason Furniture Hangzhou Company, Ltd., Class A	2,730	13,793
JCET Group Company, Ltd., Class A	8,300	29,339
JD Health International, Inc. (A)(B)	3,600	32,345
JD.com, Inc., ADR	581	33,222
JD.com, Inc., Class A	5,238	149,533
Jiangling Motors Corp., Ltd., Class A	8,300	18,061
Jiangsu Azure Corp., Class A	7,800	18,602
Jiangsu Eastern Shenghong Company, Ltd., Class A	8,200	15,397
Jiangsu Expressway Company, Ltd., H Shares	40,000	36,035
Jiangsu Guomao Reducer Company, Ltd., Class A	7,800	22,646
Jiangsu Hengli Hydraulic Company, Ltd., Class A	4,200	38,886
Jiangsu Hengrui Medicine Company, Ltd., Class A	5,400	30,284
Jiangsu Jiejie Microelectronics Company, Ltd., Class A	8,500	25,203
Jiangsu King’s Luck Brewery JSC, Ltd., Class A	1,400	8,282
Jiangsu Nhwa Pharmaceutical Company, Ltd., Class A	10,600	28,340
Jiangsu Provincial Agricultural Reclamation and Development Corp.	12,100	21,953
Jiangsu Shagang Company, Ltd., Class A	31,880	18,738
Jiangsu Shuangxing Color Plastic New Materials Company, Ltd., Class A	3,900	8,479
Jiangsu Yanghe Brewery Joint-Stock Company, Ltd., Class A	1,560	31,229
Jiangsu Yangnong Chemical Company, Ltd., Class A	600	8,932
Jiangsu Yuyue Medical Equipment & Supply Company, Ltd., Class A	3,800	19,750
Jiangxi Copper Company, Ltd., H Shares	31,000	45,376
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	13

	Shares	Value
China (continued)
Jingjin Equipment, Inc., Class A	3,220	$13,621
Jingrui Holdings, Ltd. (A)(C)	40,000	3,021
JinkoSolar Holding Company, Ltd., ADR (A)	1,682	86,253
Jinmao Property Services Company, Ltd. (A)	4,350	2,032
JiuGui Liquor Company, Ltd., Class A	600	10,090
Jiumaojiu International Holdings, Ltd. (B)	27,000	69,330
Jizhong Energy Resources Company, Ltd., Class A	11,400	11,223
JNBY Design, Ltd.	10,500	10,897
Joincare Pharmaceutical Group Industry Company, Ltd., Class A	10,800	18,493
Joinn Laboratories China Company, Ltd., Class A	1,960	16,140
Jointown Pharmaceutical Group Company, Ltd., Class A	4,600	8,712
Jonjee Hi-Tech Industrial And Commercial Holding Company, Ltd., Class A	4,400	22,899
Juewei Food Company, Ltd., Class A	2,000	16,127
Kangji Medical Holdings, Ltd.	12,000	12,121
Kasen International Holdings, Ltd. (A)	50,000	2,711
Kehua Data Company, Ltd., Class A	3,700	25,061
Keshun Waterproof Technologies Company, Ltd., Class A (A)	14,160	27,337
Kinetic Development Group, Ltd.	156,000	13,013
Kingfa Sci & Tech Company, Ltd., Class A	8,600	12,173
Kingsoft Corp., Ltd.	31,600	100,970
KPC Pharmaceuticals, Inc., Class A	12,300	28,457
Kunlun Tech Company, Ltd., Class A	10,500	20,910
Kweichow Moutai Company, Ltd., Class A	1,200	270,430
KWG Group Holdings, Ltd. (A)	74,012	17,160
KWG Living Group Holdings, Ltd.	58,006	11,661
Lakala Payment Company, Ltd., Class A (A)	3,500	7,218
Laobaixing Pharmacy Chain JSC, Class A	4,030	23,526
LB Group Company, Ltd., Class A	7,298	18,421
Legend Holdings Corp., H Shares (B)	21,600	22,184
Lenovo Group, Ltd.	276,000	235,717
Lens Technology Company, Ltd., Class A	15,000	22,563
Lepu Medical Technology Beijing Company, Ltd., Class A	3,100	9,886
Leyard Optoelectronic Company, Ltd., Class A	18,500	15,277
Li Auto, Inc., ADR (A)	378	8,316
Li Auto, Inc., Class A (A)	3,100	32,478
Li Ning Company, Ltd.	41,500	333,515
Lifetech Scientific Corp. (A)	130,000	42,297
Lingyi iTech Guangdong Company, Class A (A)	20,100	13,958
Link Motion, Inc., ADR (A)(C)	6,959	964
Livzon Pharmaceutical Group, Inc., H Shares	6,300	22,077
Longfor Group Holdings, Ltd. (B)	56,000	170,620
LONGi Green Energy Technology Company, Ltd., Class A	7,560	49,042
Lonking Holdings, Ltd.	122,000	21,811
Luenmei Quantum Company, Ltd., Class A	19,700	18,904
Luoniushan Company, Ltd., Class A (A)	20,700	19,630
Luoyang Glass Company, Ltd., H Shares (A)	12,000	14,787
Luxi Chemical Group Company, Ltd., Class A	6,100	11,392
Luxshare Precision Industry Company, Ltd., Class A	8,200	36,241
Luye Pharma Group, Ltd. (A)(B)	57,000	22,361
Luzhou Laojiao Company, Ltd., Class A	1,300	34,358
Maanshan Iron & Steel Company, Ltd., H Shares	54,000	11,603
Maccura Biotechnology Company, Ltd., Class A	6,800	18,370
Mango Excellent Media Company, Ltd., Class A	4,800	17,085
Maoyan Entertainment (A)(B)	9,000	8,718
14	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
China (continued)
Maxscend Microelectronics Company, Ltd., Class A	621	$10,130
Meitu, Inc. (A)(B)	105,500	15,119
Meituan, Class B (A)(B)	6,000	129,342
Metallurgical Corp. of China, Ltd., H Shares	93,000	20,955
Midea Group Company, Ltd., Class A	9,900	67,364
Midea Real Estate Holding, Ltd. (B)	25,200	36,227
Ming Yang Smart Energy Group, Ltd., Class A	5,300	20,003
Minth Group, Ltd.	34,000	92,537
MLS Company, Ltd., Class A	9,400	11,536
Muyuan Foods Company, Ltd., Class A	1,200	8,105
Nanjing Hanrui Cobalt Company, Ltd., Class A	3,767	23,234
Nanjing Iron & Steel Company, Ltd., Class A	35,100	16,469
Nanjing King-Friend Biochemical Pharmaceutical Company, Ltd., Class A	6,890	16,994
Nanjing Yunhai Special Metals Company, Ltd., Class A	6,100	18,415
NARI Technology Company, Ltd., Class A	6,120	22,931
NAURA Technology Group Company, Ltd., Class A	400	12,726
NetDragon Websoft Holdings, Ltd.	14,000	27,890
NetEase, Inc.	33,600	485,810
NetEase, Inc., ADR	1,024	72,827
New Century Healthcare Holding Company, Ltd. (A)(B)	31,500	1,923
New China Life Insurance Company, Ltd., H Shares	20,800	48,825
New Hope Liuhe Company, Ltd., Class A (A)	12,100	23,153
Newland Digital Technology Company, Ltd., Class A	10,900	20,560
Ningbo Huaxiang Electronic Company, Ltd., Class A	8,300	17,465
Ningbo Joyson Electronic Corp., Class A (A)	7,800	16,497
Ningbo Orient Wires & Cables Company, Ltd., Class A	2,000	20,067
Ningbo Ronbay New Energy Technology Company, Ltd., Class A	774	8,438
Ningbo Tuopu Group Company, Ltd., Class A	2,200	21,069
Ningbo Zhoushan Port Company, Ltd., Class A	44,100	22,949
Ningxia Baofeng Energy Group Company, Ltd., Class A	17,400	32,455
NIO, Inc., ADR (A)	3,361	42,954
Noah Holdings, Ltd., ADR (A)	1,009	14,802
NVC International Holdings, Ltd. (A)	168,000	2,599
Oppein Home Group, Inc., Class A	600	9,193
Opple Lighting Company, Ltd., Class A	5,700	13,027
ORG Technology Company, Ltd., Class A	28,627	20,234
Orient Securities Company, Ltd., H Shares (B)	29,200	14,080
Oriental Energy Company, Ltd., Class A	12,700	15,250
Ovctek China, Inc., Class A	900	4,028
Pangang Group Vanadium Titanium & Resources Company, Ltd., Class A (A)	20,000	15,300
Pengdu Agriculture & Animal Husbandry Company, Ltd., Class A (A)	39,200	15,239
PetroChina Company, Ltd., H Shares	696,000	316,702
Pharmaron Beijing Company, Ltd., H Shares (B)	3,900	22,565
PhiChem Corp., Class A	7,000	17,242
PICC Property & Casualty Company, Ltd., H Shares	146,894	148,819
Pinduoduo, Inc., ADR (A)	731	59,971
Ping An Bank Company, Ltd., Class A	29,400	54,122
Ping An Healthcare and Technology Company, Ltd. (A)(B)	8,800	22,370
Ping An Insurance Group Company of China, Ltd., H Shares	177,000	1,092,799
Pingdingshan Tianan Coal Mining Company, Ltd., Class A	9,400	16,286
Poly Developments and Holdings Group Company, Ltd., Class A	10,800	25,168
Poly Property Services Company, Ltd., H Shares	8,800	52,390
Postal Savings Bank of China Company, Ltd., H Shares (B)	164,000	99,183
Power Construction Corp. of China, Ltd., Class A	17,500	18,850
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	15

	Shares	Value
China (continued)
Proya Cosmetics Company, Ltd., Class A	980	$23,360
Q Technology Group Company, Ltd. (A)	42,000	21,836
Qingdao Haier Biomedical Company, Ltd., Class A	1,837	17,574
Qingdao Sentury Tire Company, Ltd., Class A	4,300	19,015
Qingling Motors Company, Ltd., H Shares	34,000	4,134
Quectel Wireless Solutions Company, Ltd., Class A	990	14,510
Qunxing Paper Holdings Company, Ltd. (A)(C)	969,268	0
Red Star Macalline Group Corp., Ltd., H Shares (B)	15,268	4,808
Redco Properties Group, Ltd. (A)(B)	46,000	10,096
Remegen Company, Ltd., H Shares (A)(B)	2,500	16,321
Rianlon Corp., Class A	3,200	24,900
Rongsheng Petrochemical Company, Ltd., Class A	17,000	29,681
SAIC Motor Corp., Ltd., Class A	6,500	13,903
Sailun Group Company, Ltd., Class A	9,200	12,412
Sanan Optoelectronics Company, Ltd., Class A	4,100	10,461
Sanquan Food Company, Ltd., Class A	7,100	16,313
Sansteel Minguang Company, Ltd., Class A	23,000	16,313
Sansure Biotech, Inc., Class A	3,253	11,590
Sany Heavy Equipment International Holdings Company, Ltd.	61,000	65,289
Sany Heavy Industry Company, Ltd., Class A	11,800	26,431
Satellite Chemical Company, Ltd., Class A	9,402	19,308
Seazen Group, Ltd. (A)	134,095	61,035
Seazen Holdings Company, Ltd., Class A (A)	5,600	18,061
S-Enjoy Service Group Company, Ltd. (A)	12,000	13,274
SF Holding Company, Ltd., Class A	4,500	33,770
SG Micro Corp., Class A	300	7,509
Shaanxi Coal Industry Company, Ltd., Class A	20,400	57,943
Shan Xi Hua Yang Group New Energy Company, Ltd., Class A	10,700	25,531
Shandong Bohui Paper Industrial Company, Ltd., Class A	20,300	21,078
Shandong Buchang Pharmaceuticals Company, Ltd., Class A	6,700	21,349
Shandong Chenming Paper Holdings, Ltd., H Shares (A)	19,376	6,213
Shandong Dongyue Organosilicon Material Company, Ltd., Class A	11,900	22,012
Shandong Gold Mining Company, Ltd., H Shares (B)	10,750	21,169
Shandong Head Group Company, Ltd., Class A	4,500	15,787
Shandong Hualu Hengsheng Chemical Company, Ltd., Class A	3,800	17,800
Shandong Humon Smelting Company, Ltd., Class A	12,100	18,051
Shandong Linglong Tyre Company, Ltd., Class A	2,000	5,656
Shandong Molong Petroleum Machinery Company, Ltd., H Shares (A)	10,800	3,728
Shandong Nanshan Aluminum Company, Ltd., Class A	40,700	20,087
Shandong Pharmaceutical Glass Company, Ltd., Class A	3,900	15,924
Shandong Sun Paper Industry JSC, Ltd., Class A	12,200	18,871
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	113,200	165,927
Shanghai AtHub Company, Ltd., Class A	5,600	18,953
Shanghai Bailian Group Company, Ltd., Class A	10,200	16,059
Shanghai Bairun Investment Holding Group Company, Ltd., Class A	3,080	15,828
Shanghai Baolong Automotive Corp., Class A	2,500	15,642
Shanghai Baosight Software Company, Ltd., Class A	1,300	7,205
Shanghai Belling Company, Ltd., Class A	4,500	12,197
Shanghai Construction Group Company, Ltd., Class A	37,800	14,805
Shanghai Electric Group Company, Ltd., H Shares (A)	92,000	21,637
Shanghai Fosun Pharmaceutical Group Company, Ltd., H Shares	7,000	23,396
Shanghai Fudan Microelectronics Group Company, Ltd., H Shares	7,000	33,043
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Company, Ltd., H Shares	28,000	10,507
Shanghai Fullhan Microelectronics Company, Ltd., Class A	3,100	24,620
16	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
China (continued)
Shanghai Haohai Biological Technology Company, Ltd., H Shares (B)	1,700	$6,257
Shanghai International Port Group Company, Ltd., Class A	24,100	18,460
Shanghai Jahwa United Company, Ltd., Class A	3,300	13,334
Shanghai Jinjiang International Hotels Company, Ltd., Class A	3,000	23,476
Shanghai Kindly Medical Instruments Company, Ltd., H Shares	3,800	14,182
Shanghai Liangxin Electrical Company, Ltd., Class A	9,200	18,517
Shanghai M&G Stationery, Inc., Class A	1,400	9,395
Shanghai Pharmaceuticals Holding Company, Ltd., H Shares	21,400	35,684
Shanghai Pudong Development Bank Company, Ltd., Class A	34,500	34,946
Shanghai Putailai New Energy Technology Company, Ltd., Class A	1,800	14,136
Shanghai RAAS Blood Products Company, Ltd., Class A	25,700	20,057
Shanghai Waigaoqiao Free Trade Zone Group Company, Ltd., Class A	11,700	20,843
Shanghai Wanye Enterprises Company, Ltd., Class A	5,400	14,597
Shanghai Yuyuan Tourist Mart Group Company, Ltd., Class A	13,300	13,607
Shanxi Blue Flame Holding Company, Ltd., Class A	18,500	25,930
Shanxi Coking Coal Energy Group Company, Ltd., Class A	7,200	13,439
Shanxi Lu’an Environmental Energy Development Company, Ltd., Class A	10,400	27,959
Shanxi Meijin Energy Company, Ltd., Class A	11,100	15,445
Shanxi Taigang Stainless Steel Company, Ltd., Class A	18,300	11,641
Shanxi Xinghuacun Fen Wine Factory Company, Ltd., Class A	900	32,456
Shengyi Technology Company, Ltd., Class A	6,200	13,175
Shennan Circuits Company, Ltd., Class A	1,800	19,221
Shenzhen Aisidi Company, Ltd., Class A	16,700	24,070
Shenzhen Desay Battery Technology Company, Class A	3,400	24,060
Shenzhen Dynanonic Company, Ltd., Class A	360	11,503
Shenzhen Everwin Precision Technology Company, Ltd., Class A (A)	6,800	11,170
Shenzhen Expressway Corp, Ltd., H Shares	20,000	16,833
Shenzhen Gas Corp, Ltd., Class A	18,500	18,083
Shenzhen H&T Intelligent Control Company, Ltd., Class A	8,000	17,489
Shenzhen Huaqiang Industry Company, Ltd., Class A	12,100	19,892
Shenzhen Inovance Technology Company, Ltd., Class A	3,100	30,825
Shenzhen Jinjia Group Company, Ltd., Class A	15,600	17,054
Shenzhen Kaifa Technology Company, Ltd., Class A	9,800	16,222
Shenzhen Kangtai Biological Products Company, Ltd., Class A	2,720	13,233
Shenzhen Mindray Bio-Medical Electronics Company, Ltd., Class A	1,200	55,088
Shenzhen MTC Company, Ltd., Class A (A)	35,500	17,409
Shenzhen Overseas Chinese Town Company, Ltd., Class A	19,500	16,090
Shenzhen Salubris Pharmaceuticals Company, Ltd., Class A	5,100	25,007
Shenzhen Sunlord Electronics Company, Ltd., Class A	5,400	19,301
Shenzhen Sunway Communication Company, Ltd., Class A	9,500	22,741
Shenzhen Tagen Group Company, Ltd., Class A	22,300	19,361
Shenzhen Topband Company, Ltd., Class A	13,300	20,357
Shenzhen Transsion Holdings Company, Ltd., Class A	1,025	11,214
Shenzhen Woer Heat-Shrinkable Material Company, Ltd., Class A	17,500	16,861
Shenzhou International Group Holdings, Ltd.	16,900	152,575
Shijiazhuang Yiling Pharmaceutical Company, Ltd., Class A	1,100	6,987
Shinghwa Advanced Material Group Company, Ltd., Class A	800	11,390
Shui On Land, Ltd.	244,567	29,288
Sichuan Kelun Pharmaceutical Company, Ltd., Class A	7,800	25,897
Sichuan Road & Bridge Group Company, Ltd., Class A	11,900	19,580
Sichuan Swellfun Company, Ltd., Class A	1,200	10,570
Sieyuan Electric Company, Ltd., Class A	4,200	22,408
Sihuan Pharmaceutical Holdings Group, Ltd.	164,000	18,328
Silergy Corp.	3,000	45,009
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	17

	Shares	Value
China (continued)
Simcere Pharmaceutical Group, Ltd. (B)	17,000	$22,471
Sino Wealth Electronic, Ltd., Class A	3,200	17,454
Sinofibers Technology Company, Ltd., Class A	2,900	20,863
Sinoma International Engineering Company, Class A	18,000	23,664
Sinoma Science & Technology Company, Ltd., Class A	2,600	8,586
Sino-Ocean Group Holding, Ltd.	182,681	23,287
Sinopec Engineering Group Company, Ltd., H Shares	82,500	33,925
Sinopec Oilfield Service Corp., H Shares (A)	174,000	12,071
Sinopec Shanghai Petrochemical Company, Ltd., H Shares	188,000	30,975
Sinopharm Group Company, Ltd., H Shares	58,800	139,498
Sinosoft Company, Ltd., Class A	3,500	14,594
Sinotrans, Ltd., H Shares	114,574	36,972
Sinotruk Hong Kong, Ltd.	34,055	44,699
Skshu Paint Company, Ltd., Class A (A)	1,100	18,664
Smoore International Holdings, Ltd. (B)	48,000	75,195
SOHO China, Ltd. (A)	109,500	18,762
Sohu.com, Ltd., ADR (A)	975	14,411
Songcheng Performance Development Company, Ltd., Class A	9,900	19,973
Sun King Technology Group, Ltd. (A)	54,000	11,806
Sunflower Pharmaceutical Group Company, Ltd., Class A	9,100	35,626
Sungrow Power Supply Company, Ltd., Class A	1,600	26,247
Suning.com Company, Ltd., Class A (A)	30,200	10,564
Sunny Optical Technology Group Company, Ltd.	17,100	203,573
Sunresin New Materials Company, Ltd., Class A	2,100	21,473
Sunwoda Electronic Company, Ltd., Class A	2,800	9,678
Suzhou Dongshan Precision Manufacturing Company, Ltd., Class A	6,400	23,431
Suzhou TA&A Ultra Clean Technology Company, Ltd., Class A	2,000	17,293
Taiji Computer Corp., Ltd., Class A	7,600	31,153
Tangshan Jidong Cement Company, Ltd., Class A	15,300	18,746
TangShan Port Group Company, Ltd., Class A	56,300	23,149
Tangshan Sanyou Chemical Industries Company, Ltd., Class A	8,800	8,231
TBEA Company, Ltd., Class A	5,400	16,431
TCL Technology Group Corp., Class A	51,500	29,266
TCL Zhonghuan Renewable Energy Technology Company, Ltd., Class A	3,000	17,680
Telling Telecommunication Holding Company, Ltd., Class A	13,500	19,108
Tencent Holdings, Ltd.	83,300	3,150,099
Tencent Music Entertainment Group, ADR (A)	11,162	78,246
Tenwow International Holdings, Ltd. (A)(C)	177,000	6,458
The People’s Insurance Company Group of China, Ltd., H Shares	131,000	44,209
Three Squirrels, Inc., Class A	3,600	9,719
Tian Di Science & Technology Company, Ltd., Class A	31,500	24,020
Tian Ge Interactive Holdings, Ltd. (B)	32,000	2,317
Tian Lun Gas Holdings, Ltd.	15,000	6,721
Tian Shan Development Holding, Ltd. (A)(C)	32,000	7,264
Tiande Chemical Holdings, Ltd.	4,000	1,205
Tiangong International Company, Ltd.	50,000	20,617
Tianjin 712 Communication & Broadcasting Company, Ltd., Class A	4,300	22,479
Tianjin Capital Environmental Protection Group Company, Ltd., H Shares	16,000	6,390
Tianli International Holdings, Ltd. (A)	58,000	13,103
Tianma Microelectronics Company, Ltd., Class A	11,000	14,205
Tianneng Power International, Ltd.	36,700	39,639
Tianshui Huatian Technology Company, Ltd., Class A	5,400	6,727
Tibet Summit Resources Company, Ltd., Class A (A)	3,100	10,092
Tingyi Cayman Islands Holding Corp.	58,000	94,862
18	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
China (continued)
Titan Wind Energy Suzhou Company, Ltd., Class A	5,000	$10,009
Tofflon Science & Technology Group Company, Ltd., Class A	6,100	21,044
Toly Bread Company, Ltd., Class A	6,860	12,610
Tong Ren Tang Technologies Company, Ltd., H Shares	19,000	12,635
Tongcheng Travel Holdings, Ltd. (A)	30,400	66,190
Tongdao Liepin Group (A)	4,400	4,446
TongFu Microelectronics Company, Ltd., Class A (A)	7,600	18,673
Tongkun Group Company, Ltd., Class A	6,000	11,939
Tongling Nonferrous Metals Group Company, Ltd., Class A	29,300	12,179
Tongwei Company, Ltd., Class A	8,700	53,146
Topchoice Medical Corp., Class A (A)	600	10,690
Topsports International Holdings, Ltd. (B)	71,000	45,592
Transfar Zhilian Company, Ltd., Class A	12,300	9,860
TravelSky Technology, Ltd., H Shares	31,500	64,001
Trigiant Group, Ltd. (A)	82,000	4,236
Trip.com Group, Ltd., ADR (A)	6,996	223,522
TRS Information Technology Corp, Ltd., Class A	11,500	19,856
Tsaker New Energy Tech Company, Ltd. (B)	22,500	3,869
Tsingtao Brewery Company, Ltd., H Shares	14,000	132,532
Tuniu Corp., ADR (A)	1,300	1,547
Unigroup Guoxin Microelectronics Company, Ltd., Class A	559	10,377
Uni-President China Holdings, Ltd.	95,600	83,914
Unisplendour Corp., Ltd., Class A	6,100	16,289
Universal Scientific Industrial Shanghai Company, Ltd., Class A	9,300	23,316
Valiant Company, Ltd., Class A	11,400	27,417
Vats Liquor Chain Store Management JSC, Ltd., Class A	3,800	16,046
Venus MedTech Hangzhou, Inc., H Shares (A)(B)	6,000	9,967
Victory Giant Technology Huizhou Company, Ltd., Class A	8,100	16,078
Vipshop Holdings, Ltd., ADR (A)	16,685	186,038
VNET Group, Inc., ADR (A)	1,200	6,012
Walvax Biotechnology Company, Ltd., Class A	1,900	11,382
Wanguo International Mining Group, Ltd.	42,000	10,751
Wanhua Chemical Group Company, Ltd., Class A	6,300	79,379
Want Want China Holdings, Ltd.	142,000	96,390
Wanxiang Qianchao Company, Ltd., Class A	26,200	19,380
Weibo Corp., ADR (A)	3,141	50,068
Weibo Corp., Class A (A)	640	10,280
Weichai Power Company, Ltd., H Shares	47,600	63,332
Weiqiao Textile Company, H Shares	12,500	2,075
Wens Foodstuffs Group Company, Ltd., Class A	5,100	12,875
West China Cement, Ltd.	162,000	17,948
Will Semiconductor Company, Ltd., Class A	1,755	20,214
Wingtech Technology Company, Ltd., Class A	1,300	10,143
Wolong Electric Group Company, Ltd., Class A	11,800	22,047
Wuchan Zhongda Group Company, Ltd., Class A	20,600	13,173
Wuhan Dr Laser Technology Corp., Ltd., Class A	960	18,008
Wuhan Guide Infrared Company, Ltd., Class A	8,680	14,313
Wuhan Raycus Fiber Laser Technologies Company, Ltd., Class A (A)	3,250	12,750
Wuhu Token Science Company, Ltd., Class A	16,200	14,617
Wuliangye Yibin Company, Ltd., Class A	5,200	115,693
WuXi AppTec Company, Ltd., H Shares (B)	7,740	78,045
WuXi Biologics Cayman, Inc. (A)(B)	22,000	144,182
Wuxi NCE Power Company, Ltd., Class A	1,400	17,770
Wuxi Shangji Automation Company, Ltd., Class A	1,400	23,109
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	19

	Shares	Value
China (continued)
Wuxi Taiji Industry Company, Ltd., Class A	8,400	$6,687
XCMG Construction Machinery Company, Ltd., Class A	18,900	14,036
Xiabuxiabu Catering Management China Holdings Company, Ltd. (B)	26,500	26,295
Xiamen Faratronic Company, Ltd., Class A	700	15,620
Xiamen Intretech, Inc., Class A	4,300	10,772
Xiamen Kingdomway Group Company, Class A	4,500	11,587
Xiamen Tungsten Company, Ltd., Class A	5,100	15,504
Xiamen Xiangyu Company, Ltd., Class A	16,000	26,451
Xi’an Triangle Defense Company, Ltd., Class A	3,000	16,702
Xiaomi Corp., Class B (A)(B)	177,800	240,912
Xinfengming Group Company, Ltd., Class A	9,300	12,921
Xingda International Holdings, Ltd.	47,899	9,253
Xinhua Winshare Publishing and Media Company, Ltd., H Shares	22,650	14,893
Xinjiang Goldwind Science & Technology Company, Ltd., H Shares	25,498	27,636
Xinjiang Tianshan Cement Company, Ltd., Class A	15,100	19,322
Xinjiang Xinxin Mining Industry Company, Ltd., H Shares (A)	65,000	8,650
Xinte Energy Company, Ltd., H Shares	20,800	49,631
Xinxing Ductile Iron Pipes Company, Ltd., Class A	28,300	15,520
Xinyangfeng Agricultural Technology Company, Ltd., Class A	7,600	13,032
Xinyi Energy Holdings, Ltd.	86,113	26,592
Xinyi Solar Holdings, Ltd.	156,127	183,196
Xinyu Iron & Steel Company, Ltd., Class A	22,200	13,485
Xtep International Holdings, Ltd.	84,804	97,477
Yadea Group Holdings, Ltd. (B)	48,000	91,065
Yangtze Optical Fibre and Cable Joint Stock Company, Ltd., H Shares (B)	10,500	19,334
Yangzhou Yangjie Electronic Technology Company, Ltd., Class A	3,000	24,156
Yankuang Energy Group Company, Ltd., H Shares	44,000	147,739
Yantai Eddie Precision Machinery Company, Ltd., Class A	2,100	4,750
Yantai Jereh Oilfield Services Group Company, Ltd., Class A	3,400	15,013
Yantai Tayho Advanced Materials Company, Ltd., Class A	8,300	23,425
Yashili International Holdings, Ltd. (A)	114,000	16,380
Yealink Network Technology Corp., Ltd., Class A	1,000	8,957
YiChang HEC ChangJiang Pharmaceutical Company, Ltd., H Shares (A)(B)	27,600	22,662
Yida China Holdings, Ltd. (A)	28,000	4,472
Yifan Pharmaceutical Company, Ltd., Class A (A)	11,500	20,766
Yifeng Pharmacy Chain Company, Ltd., Class A	2,700	24,729
Yihai International Holding, Ltd. (A)	20,000	62,927
Yincheng International Holding Company, Ltd. (A)	32,000	816
Yintai Gold Company, Ltd., Class A	15,400	31,069
Yiren Digital, Ltd., ADR (A)	1,046	1,130
Yixintang Pharmaceutical Group Company, Ltd., Class A	4,100	20,330
YongXing Special Materials Technology Company, Ltd., Class A	900	13,446
Youngor Group Company, Ltd., Class A	24,900	22,565
Youyuan International Holdings, Ltd. (A)(C)	26,000	0
YTO Express Group Company, Ltd., Class A	6,700	18,281
Yum China Holdings, Inc.	7,523	414,668
Yum China Holdings, Inc.	2,750	154,210
Yunda Holding Company, Ltd., Class A	6,300	10,909
Yunnan Aluminium Company, Ltd., Class A	7,000	10,591
Yunnan Baiyao Group Company, Ltd., Class A	1,120	8,915
Yunnan Copper Company, Ltd., Class A	8,600	14,583
Yunnan Energy New Material Company, Ltd., Class A	700	12,343
Yunnan Tin Company, Ltd., Class A	6,000	11,489
Zhangzhou Pientzehuang Pharmaceutical Company, Ltd., Class A	800	28,754
20	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
China (continued)
Zhaojin Mining Industry Company, Ltd., H Shares (A)	38,000	$42,488
Zhefu Holding Group Company, Ltd., Class A	19,600	11,392
Zhejiang Century Huatong Group Company, Ltd., Class A (A)	19,700	10,940
Zhejiang China Commodities City Group Company, Ltd., Class A	35,200	21,941
Zhejiang Chint Electrics Company, Ltd., Class A	5,300	21,503
Zhejiang Crystal-Optech Company, Ltd., Class A	11,700	20,024
Zhejiang Dahua Technology Company, Ltd., Class A	3,200	5,372
Zhejiang Dingli Machinery Company, Ltd., Class A	2,000	14,270
Zhejiang Expressway Company, Ltd., H Shares	42,000	31,364
Zhejiang Glass Company, Ltd., H Shares (A)(C)	172,000	0
Zhejiang Hailiang Company, Ltd., Class A	6,200	10,697
Zhejiang Huahai Pharmaceutical Company, Ltd., Class A	6,400	18,251
Zhejiang Huayou Cobalt Company, Ltd., Class A	1,690	14,953
Zhejiang Jiahua Energy Chemical Industry Company, Ltd., Class A	13,100	16,344
Zhejiang Jingsheng Mechanical & Electrical Company, Ltd., Class A	900	8,217
Zhejiang Jinke Tom Culture Industry Company, Ltd., Class A (A)	41,600	19,408
Zhejiang Longsheng Group Company, Ltd., Class A	10,700	14,695
Zhejiang Narada Power Source Company, Ltd., Class A (A)	10,100	30,266
Zhejiang NHU Company, Ltd., Class A	8,760	24,332
Zhejiang Semir Garment Company, Ltd., Class A	18,564	13,223
Zhejiang Supor Company, Ltd., Class A	2,600	16,798
Zhejiang Tianyu Pharmaceutical Company, Ltd., Class A	2,700	8,830
Zhejiang Weiming Environment Protection Company, Ltd., Class A	5,000	14,391
Zhejiang Weixing New Building Materials Company, Ltd., Class A	4,000	12,212
Zhejiang Windey Company, Ltd., Class A	9,880	22,150
Zhejiang Wolwo Bio-Pharmaceutical Company, Ltd., Class A	3,700	26,424
Zhejiang Xinan Chemical Industrial Group Company, Ltd., Class A	7,280	16,406
Zhejiang Yongtai Technology Company, Ltd., Class A	4,700	17,191
Zhengzhou Coal Mining Machinery Group Company, Ltd., H Shares	15,800	16,538
ZhongAn Online P&C Insurance Company, Ltd., H Shares (A)(B)	23,900	62,605
Zhongjin Gold Corp, Ltd., Class A	8,100	9,206
Zhongsheng Group Holdings, Ltd.	25,500	131,550
Zhongyuan Bank Company, Ltd., H Shares (A)(B)	42,000	3,307
Zhou Hei Ya International Holdings Company, Ltd. (A)(B)	59,000	37,796
Zhuzhou CRRC Times Electric Company, Ltd.	7,900	36,705
Zhuzhou Hongda Electronics Corp., Ltd., Class A	2,600	16,342
Zhuzhou Kibing Group Company, Ltd., Class A	7,200	10,049
Zibo Qixiang Tengda Chemical Company, Ltd., Class A (A)	4,760	4,987
Zijin Mining Group Company, Ltd., H Shares	147,384	195,618
Zoomlion Heavy Industry Science and Technology Company, Ltd., H Shares	59,600	27,992
ZTE Corp., H Shares	24,200	53,017
ZTO Express Cayman, Inc.	2,550	64,387
ZTO Express Cayman, Inc., ADR	4,987	125,024
Colombia 0.1%		167,325
Banco de Bogota SA	776	5,143
Bancolombia SA	2,356	19,519
Celsia SA ESP	23,575	14,283
Cementos Argos SA	15,832	11,487
Corp. Financiera Colombiana SA (A)	4,632	15,178
Ecopetrol SA	66,214	31,406
Grupo Argos SA	8,087	16,583
Grupo de Inversiones Suramericana SA	1,251	9,859
Grupo Energia Bogota SA ESP	17,578	6,554
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	21

	Shares	Value
Colombia (continued)
Grupo Nutresa SA	1,217	$11,066
Interconexion Electrica SA ESP	5,293	21,378
Mineros SA	13,747	4,869
Cyprus 0.0%		12,587
ASBISc Enterprises PLC	2,323	12,362
Galaxy Cosmos Mezz PLC (A)	875	225
Czech Republic 0.1%		141,121
CEZ AS	2,396	82,233
Komercni banka AS	952	28,267
Moneta Money Bank AS (B)	5,711	17,567
Philip Morris CR AS	18	13,054
Egypt 0.0%		34,203
Commercial International Bank Egypt SAE, GDR	25,345	34,203
Greece 0.4%		587,701
Aegean Airlines SA (A)	2,256	11,758
Alpha Services and Holdings SA (A)	23,649	25,449
Athens Water Supply & Sewage Company SA	1,181	8,712
Autohellas Tourist and Trading SA	2,183	25,863
Bank of Greece	1,576	26,381
Entersoft SA Software Development & Related Services Company	2,018	8,140
Eurobank Ergasias Services and Holdings SA (A)	43,129	49,740
FF Group (A)(C)	6,657	10,391
Fourlis Holdings SA	2,166	6,741
GEK Terna Holding Real Estate Construction SA (A)	3,076	30,753
Hellenic Exchanges - Athens Stock Exchange SA	1,960	6,376
Hellenic Telecommunications Organization SA	3,641	56,325
HELLENiQ ENERGY Holdings SA	1,399	10,411
Holding Company ADMIE IPTO SA	8,138	14,785
JUMBO SA	1,883	30,074
LAMDA Development SA (A)	2,618	15,795
Motor Oil Hellas Corinth Refineries SA	2,073	41,846
Mytilineos SA	2,258	42,606
National Bank of Greece SA (A)	8,421	34,644
OPAP SA	3,455	47,840
Piraeus Financial Holdings SA (A)	6,725	10,015
Piraeus Port Authority SA	458	7,741
Public Power Corp. SA (A)	1,977	13,739
Quest Holdings SA	1,482	7,398
Sarantis SA	1,766	11,967
Terna Energy SA	1,025	20,985
Thrace Plastics Holding and Company	2,689	11,226
Hong Kong 3.7%		6,044,740
AAG Energy Holdings, Ltd. (B)	72,000	13,151
Alibaba Health Information Technology, Ltd. (A)	44,000	37,143
Alibaba Pictures Group, Ltd. (A)	410,000	22,742
Anxin-China Holdings, Ltd. (A)(C)	1,988,000	0
APT Satellite Holdings, Ltd.	70,000	18,215
Asian Citrus Holdings, Ltd. (A)	144,000	1,466
Beijing Energy International Holding Company, Ltd. (A)	146,000	2,885
Beijing Enterprises Holdings, Ltd.	25,930	82,468
Beijing Enterprises Water Group, Ltd.	212,000	56,616
22	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Hong Kong (continued)
Beijing Gas Blue Sky Holdings, Ltd. (A)	904,000	$10,022
Beijing Tong Ren Tang Chinese Medicine Company, Ltd.	12,000	15,592
BOE Varitronix, Ltd.	8,000	14,767
Bosideng International Holdings, Ltd.	122,000	60,788
Brilliance China Automotive Holdings, Ltd. (A)	170,000	96,851
C C Land Holdings, Ltd.	240,540	64,823
C&D International Investment Group, Ltd.	24,718	58,622
Canvest Environmental Protection Group Company, Ltd.	36,000	20,305
CECEP COSTIN New Materials Group, Ltd. (A)(C)	162,000	0
CGN New Energy Holdings Company, Ltd.	66,000	23,292
China Aircraft Leasing Group Holdings, Ltd.	12,000	6,572
China Chengtong Development Group, Ltd.	158,000	2,373
China Common Rich Renewable Energy Investments, Ltd. (A)(C)	2,486,000	68,428
China Education Group Holdings, Ltd.	48,000	51,350
China Everbright Environment Group, Ltd.	128,111	59,277
China Everbright Greentech, Ltd. (B)	31,000	6,423
China Everbright, Ltd.	35,000	24,503
China Fiber Optic Network System Group, Ltd. (A)(C)	419,600	15,041
China Foods, Ltd.	58,000	18,866
China Gas Holdings, Ltd.	174,800	223,713
China Glass Holdings, Ltd.	50,000	5,254
China High Precision Automation Group, Ltd. (A)(C)	74,000	8,811
China High Speed Transmission Equipment Group Company, Ltd. (A)	25,000	11,668
China Jinmao Holdings Group, Ltd.	311,867	73,870
China Lumena New Materials Corp. (A)(C)	31,800	0
China Mengniu Dairy Company, Ltd. (A)	50,000	224,884
China Merchants Land, Ltd. (A)	86,000	5,814
China Merchants Port Holdings Company, Ltd.	38,292	55,892
China Metal Recycling Holdings, Ltd. (A)(C)	14,579,934	0
China New Town Development Company, Ltd. (A)	67,832	564
China Oil & Gas Group, Ltd. (A)	337,040	12,164
China Overseas Grand Oceans Group, Ltd.	121,509	56,314
China Overseas Land & Investment, Ltd.	102,500	280,084
China Overseas Property Holdings, Ltd.	50,667	56,484
China Power International Development, Ltd.	111,666	43,442
China Properties Group, Ltd. (A)(C)	19,000	909
China Resources Beer Holdings Company, Ltd.	29,981	207,746
China Resources Cement Holdings, Ltd.	133,518	72,475
China Resources Gas Group, Ltd.	38,000	134,924
China Resources Land, Ltd.	90,444	420,105
China Resources Power Holdings Company, Ltd.	40,882	76,209
China Ruyi Holdings, Ltd. (A)	300,000	66,971
China Shuifa Singyes Energy Holdings, Ltd.	78,000	8,589
China South City Holdings, Ltd. (A)	146,000	10,736
China Starch Holdings, Ltd.	345,000	8,803
China State Construction Development Holdings, Ltd.	38,000	8,814
China State Construction International Holdings, Ltd.	72,000	86,942
China Taiping Insurance Holdings Company, Ltd.	75,110	76,875
China Traditional Chinese Medicine Holdings Company, Ltd.	150,000	75,207
China Travel International Investment Hong Kong, Ltd. (A)	146,000	27,668
China Vered Financial Holding Corp., Ltd. (A)(C)	360,000	2,364
China Water Affairs Group, Ltd.	36,000	29,338
China Water Industry Group, Ltd. (A)	60,000	1,037
CIMC Enric Holdings, Ltd.	48,000	51,845
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	23

	Shares	Value
Hong Kong (continued)
CITIC Resources Holdings, Ltd.	420,000	$22,801
Citychamp Watch & Jewellery Group, Ltd. (A)	65,800	10,156
Comba Telecom Systems Holdings, Ltd.	62,000	11,165
Concord New Energy Group, Ltd.	420,000	37,315
Continental Aerospace Technologies Holding, Ltd. (A)	186,799	2,072
COSCO SHIPPING International Hong Kong Company, Ltd.	32,000	11,299
COSCO SHIPPING Ports, Ltd.	98,150	74,523
Crazy Sports Group, Ltd. (A)	186,000	5,686
CWT International, Ltd. (A)	680,000	5,629
DBA Telecommunication Asia Holdings, Ltd. (A)(C)	32,000	0
Digital China Holdings, Ltd.	38,000	17,422
Essex Bio-technology, Ltd.	23,000	9,968
EVA Precision Industrial Holdings, Ltd.	146,000	22,506
Far East Horizon, Ltd.	107,000	81,424
Fullshare Holdings, Ltd. (A)	110,000	1,438
GCL New Energy Holdings, Ltd. (A)	26,913	3,997
GCL Technology Holdings, Ltd. (A)	309,000	98,572
Geely Automobile Holdings, Ltd.	123,000	183,813
Gemdale Properties & Investment Corp., Ltd.	288,000	22,634
Glorious Property Holdings, Ltd. (A)	516,000	7,038
Goldlion Holdings, Ltd.	122,000	19,807
Grand Pharmaceutical Group, Ltd.	56,000	29,689
Guangdong Investment, Ltd.	92,000	84,830
Health & Happiness H&H International Holdings, Ltd.	13,000	15,820
Hi Sun Technology China, Ltd. (A)	105,000	10,730
Hopson Development Holdings, Ltd.	45,254	51,546
Hua Han Health Industry Holdings, Ltd. (A)(C)	1,111,910	30,179
Huabao International Holdings, Ltd.	23,000	12,223
Huanxi Media Group, Ltd. (A)	70,000	8,151
IMAX China Holding, Inc. (B)	7,300	5,557
Inspur International, Ltd. (A)	28,000	11,339
International Alliance Financial Leasing Company, Ltd. (A)(B)	30,000	16,980
Jinchuan Group International Resources Company, Ltd.	77,000	5,897
Joy City Property, Ltd. (A)	316,000	10,519
Joy Spreader Group, Inc. (A)	63,000	14,882
JS Global Lifestyle Company, Ltd. (B)	71,500	80,027
Ju Teng International Holdings, Ltd.	59,722	9,904
Kingboard Holdings, Ltd.	46,648	154,426
Kingboard Laminates Holdings, Ltd.	60,000	63,353
Kunlun Energy Company, Ltd.	174,000	134,997
Lee & Man Chemical Company, Ltd.	14,000	10,335
Lee & Man Paper Manufacturing, Ltd.	70,000	27,118
Lifestyle China Group, Ltd. (A)	9,000	847
LK Technology Holdings, Ltd.	19,250	19,570
LVGEM China Real Estate Investment Company, Ltd. (A)	32,000	5,256
Mingfa Group International Company, Ltd. (A)	995,000	39,667
Minmetals Land, Ltd.	126,000	8,092
Nan Hai Corp., Ltd. (A)(C)	1,900,000	7,662
Nine Dragons Paper Holdings, Ltd.	96,000	76,719
PAX Global Technology, Ltd.	50,000	42,938
Perennial Energy Holdings, Ltd.	20,000	1,813
Phoenix Media Investment Holdings, Ltd. (A)	76,000	3,493
Poly Property Group Company, Ltd.	164,870	41,143
Pou Sheng International Holdings, Ltd.	144,000	10,052
24	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Hong Kong (continued)
Prinx Chengshan Holdings, Ltd.	10,500	$8,850
REXLot Holdings, Ltd. (A)(C)	2,065,304	1,943
Road King Infrastructure, Ltd.	9,000	3,747
Shandong Hi-Speed New Energy Group, Ltd. (A)	1,342,857	10,761
Shanghai Industrial Holdings, Ltd.	19,041	22,451
Shanghai Industrial Urban Development Group, Ltd.	115,349	7,194
Shenzhen International Holdings, Ltd.	85,083	78,823
Shenzhen Investment, Ltd.	149,175	24,395
Shimao Group Holdings, Ltd. (A)(C)	79,000	40,234
Shoucheng Holdings, Ltd.	81,600	17,399
Shougang Fushan Resources Group, Ltd.	145,268	49,257
Silver Grant International Holdings Group, Ltd. (A)	72,334	3,297
Sino Biopharmaceutical, Ltd.	207,750	122,985
Sinofert Holdings, Ltd. (A)	118,000	14,320
Sinolink Worldwide Holdings, Ltd. (A)	576,000	14,298
Sinopec Kantons Holdings, Ltd.	62,000	21,199
Skyworth Group, Ltd.	75,885	28,987
SMI Holdings Group, Ltd. (A)(C)	228,889	14,652
SSY Group, Ltd.	80,733	40,503
Sun Art Retail Group, Ltd.	111,000	28,984
Symphony Holdings, Ltd.	170,000	19,216
TCL Electronics Holdings, Ltd. (A)	39,600	16,295
Tech Pro Technology Development, Ltd. (A)(C)	966,000	4,836
The Wharf Holdings, Ltd.	28,000	75,752
Tian An China Investment Company, Ltd.	202,000	97,187
Tianjin Port Development Holdings, Ltd.	154,000	10,843
Tibet Water Resources, Ltd. (A)	149,000	8,049
Tongda Group Holdings, Ltd. (A)	405,000	6,612
Towngas Smart Energy Company, Ltd. (A)	46,985	21,391
Truly International Holdings, Ltd.	101,000	17,929
United Energy Group, Ltd.	462,000	42,952
Vinda International Holdings, Ltd.	18,000	46,860
Wasion Holdings, Ltd.	32,000	10,748
Yuexiu Property Company, Ltd.	79,503	100,905
Yuexiu Transport Infrastructure, Ltd.	36,000	16,860
Zhongyu Energy Holdings, Ltd.	20,006	14,806
Zhuguang Holdings Group Company, Ltd. (A)	60,000	5,105
Hungary 0.1%		237,109
Magyar Telekom Telecommunications PLC	15,420	13,037
MOL Hungarian Oil & Gas PLC	18,291	132,416
OTP Bank NYRT	1,472	40,586
Richter Gedeon NYRT	2,374	51,070
India 16.5%		26,971,662
3i Infotech, Ltd. (A)	19,757	10,469
Aarti Drugs, Ltd.	1,658	9,259
Aarti Industries, Ltd.	4,856	40,419
Aarti Pharmalabs, Ltd. (A)(C)	1,214	5,659
Aavas Financiers, Ltd. (A)	883	20,832
ABB India, Ltd.	360	13,374
Abbott India, Ltd.	167	41,598
ACC, Ltd.	1,699	53,622
Adani Enterprises, Ltd.	959	46,464
Adani Green Energy, Ltd. (A)	2,176	57,238
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	25

	Shares	Value
India (continued)
Adani Ports & Special Economic Zone, Ltd.	8,372	$91,298
Adani Power, Ltd. (A)	5,478	22,596
Adani Total Gas, Ltd.	2,852	128,849
Adani Transmission, Ltd. (A)	4,900	179,131
Aditya Birla Capital, Ltd. (A)	27,085	48,634
Aegis Logistics, Ltd.	7,126	28,843
Ahluwalia Contracts India, Ltd.	1,486	7,961
AIA Engineering, Ltd.	940	31,245
Ajanta Pharma, Ltd.	1,365	20,687
Akzo Nobel India, Ltd.	703	19,652
Alembic Pharmaceuticals, Ltd.	4,003	29,263
Alkem Laboratories, Ltd.	727	28,008
Alkyl Amines Chemicals	763	26,640
Allcargo Logistics, Ltd.	2,220	12,168
Alok Industries, Ltd. (A)	29,078	5,642
Amara Raja Batteries, Ltd.	5,069	40,628
Amber Enterprises India, Ltd. (A)	386	9,157
Ambuja Cements, Ltd.	10,422	73,609
Angel One, Ltd.	1,012	20,085
Apar Industries, Ltd.	1,016	18,737
APL Apollo Tubes, Ltd.	4,314	58,776
Apollo Hospitals Enterprise, Ltd.	2,009	117,312
Apollo Tyres, Ltd.	15,576	61,047
Arvind Fashions, Ltd. (A)	10,714	44,611
Arvind, Ltd. (A)	13,022	15,391
Asahi India Glass, Ltd.	4,311	32,805
Ashok Leyland, Ltd.	22,860	42,116
Ashoka Buildcon, Ltd. (A)	9,141	8,946
Asian Paints, Ltd.	5,668	221,813
Aster DM Healthcare, Ltd. (A)(B)	5,256	15,341
Astra Microwave Products, Ltd.	2,653	10,145
Astral, Ltd.	1,570	36,524
Atul, Ltd.	438	45,484
AU Small Finance Bank, Ltd. (B)	3,418	27,054
Aurobindo Pharma, Ltd.	12,432	72,116
Avanti Feeds, Ltd.	3,600	17,086
Avenue Supermarts, Ltd. (A)(B)	586	29,186
Axis Bank, Ltd.	46,026	510,641
Axis Bank, Ltd., GDR	309	17,443
Bajaj Auto, Ltd.	1,866	85,662
Bajaj Consumer Care, Ltd.	5,535	11,266
Bajaj Finance, Ltd.	3,337	278,470
Bajaj Finserv, Ltd.	3,920	79,254
Bajaj Holdings & Investment, Ltd.	498	40,497
Balaji Amines, Ltd.	207	7,786
Balkrishna Industries, Ltd.	1,998	50,494
Balmer Lawrie & Company, Ltd.	6,237	9,638
Balrampur Chini Mills, Ltd.	6,172	29,194
Bandhan Bank, Ltd. (A)(B)	12,034	35,357
Bank of Baroda	17,311	35,722
Bank of India	16,723	16,969
Bank of Maharashtra	86,877	28,518
Bannari Amman Sugars, Ltd.	62	2,379
BASF India, Ltd.	543	17,779
26	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
India (continued)
Bata India, Ltd.	1,199	$25,371
Bayer CropScience, Ltd.	329	18,688
BEML Land Assets, Ltd. (A)(C)	785	3,614
BEML, Ltd.	785	14,243
Berger Paints India, Ltd.	5,244	40,144
Bharat Dynamics, Ltd.	1,202	14,457
Bharat Electronics, Ltd.	80,304	104,491
Bharat Forge, Ltd.	5,241	55,511
Bharat Heavy Electricals, Ltd.	35,750	36,905
Bharat Petroleum Corp., Ltd.	15,189	63,900
Bharat Rasayan, Ltd.	84	10,426
Bharti Airtel, Ltd.	49,113	514,484
Biocon, Ltd.	7,884	27,476
Birla Corp., Ltd.	940	11,014
Birlasoft, Ltd.	6,385	24,223
Blue Dart Express, Ltd.	115	10,786
Blue Star, Ltd.	1,883	28,430
Bombay Burmah Trading Company	1,501	17,742
Borosil Renewables, Ltd. (A)	1,436	9,737
Bosch, Ltd.	149	31,270
Brigade Enterprises, Ltd.	3,433	20,524
Brightcom Group, Ltd.	5,600	2,518
Britannia Industries, Ltd.	1,934	104,000
BSE, Ltd.	4,053	28,897
Can Fin Homes, Ltd.	3,284	22,373
Canara Bank	12,044	46,930
Capacit’e Infraprojects, Ltd. (A)	2,705	4,721
Caplin Point Laboratories, Ltd.	742	6,897
Carborundum Universal, Ltd.	4,213	44,241
Care Ratings, Ltd.	1,862	12,579
Castrol India, Ltd.	11,199	18,082
CCL Products India, Ltd.	3,414	22,863
Ceat, Ltd.	1,368	31,567
Central Depository Services India, Ltd.	1,657	25,309
Century Enka, Ltd.	2,505	13,140
Century Plyboards India, Ltd.	2,506	16,508
Century Textiles & Industries, Ltd.	1,858	18,399
Cera Sanitaryware, Ltd.	172	11,473
CESC, Ltd.	16,270	14,921
CG Power & Industrial Solutions, Ltd. (A)	7,501	25,828
Chambal Fertilizers & Chemicals, Ltd.	8,291	31,286
Chennai Petroleum Corp., Ltd.	3,148	8,404
Chennai Super Kings Cricket, Ltd. (A)(C)	271,316	7,496
Cholamandalam Financial Holdings, Ltd.	3,690	27,172
Cholamandalam Investment and Finance Company, Ltd.	9,090	80,805
Cipla, Ltd.	10,438	147,268
City Union Bank, Ltd.	16,091	37,802
Coal India, Ltd.	26,598	75,132
Cochin Shipyard, Ltd. (B)	2,563	21,106
Coforge, Ltd.	1,057	52,899
Colgate-Palmolive India, Ltd.	2,924	58,605
Computer Age Management Services, Ltd.	1,327	37,719
Container Corp. of India, Ltd.	4,177	39,869
Coromandel International, Ltd.	4,838	55,434
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	27

	Shares	Value
India (continued)
Cosmo First, Ltd.	768	$7,608
CreditAccess Grameen, Ltd. (A)	2,168	25,763
CRISIL, Ltd.	519	18,646
Crompton Greaves Consumer Electricals, Ltd.	21,222	94,916
Cummins India, Ltd.	2,657	46,605
Cyient, Ltd.	3,035	31,243
Dabur India, Ltd.	7,764	56,502
Dalmia Bharat, Ltd.	1,999	44,886
DCB Bank, Ltd.	11,434	18,530
DCM Shriram, Ltd.	1,679	18,181
Deepak Fertilisers & Petrochemicals Corp., Ltd.	2,991	29,915
Deepak Nitrite, Ltd.	2,163	58,051
Delta Corp., Ltd.	8,433	23,696
DEN Networks, Ltd. (A)	139	62
Dhampur Bio Organics, Ltd. (A)	2,251	5,556
Dhampur Sugar Mills, Ltd.	2,251	6,340
Dhani Services, Ltd. (A)	12,484	7,278
Dhanuka Agritech, Ltd.	1,093	9,484
Dilip Buildcon, Ltd. (B)	2,723	7,825
Dish TV India, Ltd. (A)	101,439	26,048
Dishman Carbogen Amcis, Ltd. (A)	1,354	1,649
Divi’s Laboratories, Ltd.	3,393	142,585
Dixon Technologies India, Ltd.	932	49,006
DLF, Ltd.	6,985	34,668
Dr. Lal PathLabs, Ltd. (B)	935	28,186
Dr. Reddy’s Laboratories, Ltd.	2,541	140,500
Dr. Reddy’s Laboratories, Ltd., ADR	1,343	75,624
DRC Systems India, Ltd. (A)	40	17
eClerx Services, Ltd.	1,120	19,937
Edelweiss Financial Services, Ltd.	26,662	22,092
Eicher Motors, Ltd.	2,132	91,574
EID Parry India, Ltd.	5,725	42,740
EIH, Ltd. (A)	9,617	21,268
Electrosteel Castings, Ltd.	19,684	9,632
Elgi Equipments, Ltd.	5,316	31,875
Emami, Ltd.	6,514	38,301
Endurance Technologies, Ltd. (B)	1,718	32,140
Engineers India, Ltd.	20,066	19,944
EPL, Ltd.	5,314	10,565
Equitas Small Finance Bank, Ltd. (A)(B)	22,252	15,840
Eris Lifesciences, Ltd. (B)	1,141	9,458
ESAB India, Ltd.	249	12,866
Escorts Kubota, Ltd.	704	19,947
Eveready Industries India, Ltd. (A)	2,379	10,267
Everest Industries, Ltd.	1,241	11,414
Excel Industries, Ltd.	997	14,787
Exide Industries, Ltd.	19,965	46,552
FDC, Ltd. (A)	3,870	13,620
Federal Bank, Ltd.	50,832	82,986
Filatex India, Ltd.	14,304	16,845
Fine Organic Industries, Ltd.	295	22,857
Finolex Cables, Ltd.	1,481	10,130
Finolex Industries, Ltd.	22,715	43,885
Firstsource Solutions, Ltd.	26,321	35,790
28	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
India (continued)
Fortis Healthcare, Ltd. (A)	13,636	$48,621
GAIL India, Ltd.	76,284	89,379
Galaxy Surfactants, Ltd.	192	6,625
Garware Technical Fibres, Ltd.	570	23,896
Gateway Distriparks, Ltd.	11,344	9,454
GE T&D India, Ltd. (A)	2,788	4,502
General Insurance Corp. of India (B)	9,210	16,899
GHCL, Ltd.	3,822	27,312
Gillette India, Ltd.	409	26,122
GlaxoSmithKline Pharmaceuticals, Ltd.	911	14,951
Glenmark Pharmaceuticals, Ltd.	6,753	35,816
GMR Airports Infrastructure, Ltd. (A)	26,740	14,151
Godawari Power & Ispat, Ltd.	1,530	5,970
Godfrey Phillips India, Ltd.	824	18,400
Godrej Agrovet, Ltd. (B)	1,484	8,788
Godrej Consumer Products, Ltd. (A)	5,090	55,426
Godrej Industries, Ltd. (A)	1,720	9,809
Godrej Properties, Ltd. (A)	2,069	33,458
Granules India, Ltd.	10,367	44,309
Graphite India, Ltd.	3,367	16,353
Grasim Industries, Ltd.	4,679	101,475
Greaves Cotton, Ltd.	10,536	19,432
Greenpanel Industries, Ltd.	2,085	9,967
Greenply Industries, Ltd.	3,816	7,673
Grindwell Norton, Ltd.	1,284	30,374
Gujarat Alkalies & Chemicals, Ltd.	2,634	25,680
Gujarat Ambuja Exports, Ltd.	9,856	27,999
Gujarat Fluorochemicals, Ltd.	595	25,916
Gujarat Gas, Ltd.	4,540	27,883
Gujarat Mineral Development Corp., Ltd.	12,126	23,643
Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	6,514	48,307
Gujarat Pipavav Port, Ltd.	8,466	9,529
Gujarat State Fertilizers & Chemicals, Ltd.	6,340	10,348
Gujarat State Petronet, Ltd.	18,051	60,075
Gulf Oil Lubricants India, Ltd.	1,134	6,326
Happiest Minds Technologies, Ltd.	1,755	20,758
Hatsun Agro Product, Ltd.	2,889	31,551
Havells India, Ltd.	3,347	51,972
HBL Power Systems, Ltd.	13,697	19,322
HCL Technologies, Ltd.	20,743	288,233
HDFC Asset Management Company, Ltd. (B)	1,863	50,140
HDFC Bank, Ltd.	40,076	796,533
HDFC Life Insurance Company, Ltd. (B)	5,636	40,998
HEG, Ltd.	690	9,098
HeidelbergCement India, Ltd.	5,347	13,606
Heritage Foods, Ltd.	1,223	4,809
Hero MotoCorp, Ltd.	3,059	107,534
HFCL, Ltd.	27,725	27,222
Hikal, Ltd.	4,873	20,347
HIL, Ltd.	253	8,061
Himadri Speciality Chemical, Ltd.	8,292	10,534
Hindalco Industries, Ltd.	43,468	243,399
Hinduja Global Solutions, Ltd.	1,920	31,323
Hindustan Aeronautics, Ltd.	1,685	57,481
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	29

	Shares	Value
India (continued)
Hindustan Construction Company, Ltd. (A)	62,155	$13,414
Hindustan Copper, Ltd.	7,650	11,123
Hindustan Petroleum Corp., Ltd.	16,548	48,898
Hindustan Unilever, Ltd.	7,143	236,041
Hitachi Energy India, Ltd.	187	6,822
Hle Glascoat, Ltd.	1,545	12,095
Honeywell Automation India, Ltd.	22	11,311
Housing Development Finance Corp., Ltd.	12,490	415,391
I G Petrochemicals, Ltd.	1,432	9,279
ICICI Bank, Ltd.	56,831	665,588
ICICI Bank, Ltd., ADR	1,674	39,707
ICICI Lombard General Insurance Company, Ltd. (B)	2,680	40,047
ICICI Prudential Life Insurance Company, Ltd. (B)	4,759	27,898
ICICI Securities, Ltd. (B)	5,018	32,662
ICRA, Ltd.	286	15,409
IDFC First Bank, Ltd. (A)	79,973	57,926
IDFC, Ltd.	60,709	61,558
IIFL Finance, Ltd.	11,461	66,514
IIFL Securities, Ltd.	25,293	21,584
IIFL Wealth Management, Ltd.	1,669	37,395
India Glycols, Ltd.	1,050	9,949
Indiabulls Housing Finance, Ltd. (A)	11,122	19,541
Indiabulls Real Estate, Ltd. (A)	22,443	22,989
Indian Bank	7,502	24,787
Indian Energy Exchange, Ltd. (B)	15,714	28,771
Indian Oil Corp., Ltd.	37,365	35,449
Indian Overseas Bank (A)	89,244	24,573
Indian Railway Catering & Tourism Corp., Ltd.	3,902	35,467
Indian Railway Finance Corp., Ltd. (B)	58,425	23,575
Indo Count Industries, Ltd.	5,802	9,850
Indoco Remedies, Ltd.	2,184	10,597
Indraprastha Gas, Ltd.	4,812	26,225
Indus Towers, Ltd.	32,262	79,594
IndusInd Bank, Ltd.	5,453	78,645
Infibeam Avenues, Ltd.	7,848	1,570
Info Edge India, Ltd.	979	48,436
Infosys, Ltd.	73,723	1,502,199
Inox Leisure, Ltd. (A)	1,924	12,863
Intellect Design Arena, Ltd.	4,460	25,296
InterGlobe Aviation, Ltd. (A)(B)	2,178	51,940
IOL Chemicals and Pharmaceuticals, Ltd.	2,378	9,999
Ipca Laboratories, Ltd.	5,746	61,358
IRB Infrastructure Developers, Ltd.	7,984	27,588
ISGEC Heavy Engineering, Ltd.	1,756	11,545
ITC, Ltd.	63,467	266,106
ITI, Ltd. (A)	7,849	11,105
Jaiprakash Associates, Ltd. (A)	192,276	22,945
Jaiprakash Power Ventures, Ltd. (A)	246,265	23,442
Jamna Auto Industries, Ltd.	8,736	11,777
JB Chemicals & Pharmaceuticals, Ltd.	1,561	38,689
Jindal Poly Films, Ltd.	849	9,093
Jindal Saw, Ltd.	11,500	13,198
Jindal Stainless Hisar, Ltd. (A)	8,000	33,428
Jindal Stainless, Ltd. (A)	16,249	34,976
30	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
India (continued)
Jindal Steel & Power, Ltd.	18,798	$125,043
JK Cement, Ltd.	1,185	44,662
JK Lakshmi Cement, Ltd.	1,846	16,166
JK Paper, Ltd.	7,345	38,460
JK Tyre & Industries, Ltd.	5,594	13,942
JM Financial, Ltd.	20,631	18,930
Johnson Controls-Hitachi Air Conditioning India, Ltd. (A)	126	1,833
JSW Energy, Ltd.	11,617	44,188
JSW Steel, Ltd.	23,642	217,286
Jubilant Foodworks, Ltd.	10,770	73,223
Jubilant Ingrevia, Ltd.	4,911	32,733
Jubilant Pharmova, Ltd.	4,250	20,432
Jyothy Labs, Ltd.	3,881	9,651
Kajaria Ceramics, Ltd.	3,087	43,508
Kalpataru Power Transmission, Ltd.	4,585	28,897
Kansai Nerolac Paints, Ltd.	2,011	11,099
Kaveri Seed Company, Ltd.	1,406	8,807
KEC International, Ltd.	5,101	26,222
KEI Industries, Ltd.	2,534	48,085
Kennametal India, Ltd.	385	13,063
Kesoram Industries, Ltd. (A)	22,225	15,790
Kirloskar Ferrous Industries, Ltd.	3,950	15,644
Kirloskar Oil Engines, Ltd.	5,185	22,083
KNR Constructions, Ltd.	10,900	34,822
Kotak Mahindra Bank, Ltd.	9,971	239,248
KPIT Technologies, Ltd.	7,331	65,024
KPR Mill, Ltd.	6,264	42,827
KRBL, Ltd.	3,905	19,883
KSB, Ltd.	308	7,810
L&T Finance Holdings, Ltd.	29,921	32,252
L&T Technology Services, Ltd. (B)	619	29,348
Lakshmi Machine Works, Ltd.	116	19,056
Larsen & Toubro Infotech, Ltd. (B)	2,382	143,104
Larsen & Toubro, Ltd.	8,738	223,814
Laurus Labs, Ltd. (B)	11,341	58,332
Lemon Tree Hotels, Ltd. (A)(B)	16,559	20,963
LG Balakrishnan & Bros, Ltd.	1,069	9,366
LIC Housing Finance, Ltd.	15,156	72,238
Linde India, Ltd.	720	27,157
LT Foods, Ltd.	10,845	15,290
Lumax Auto Technologies, Ltd.	3,419	11,115
Lupin, Ltd.	4,268	40,326
LUX Industries, Ltd. (A)	400	8,339
Mahanagar Gas, Ltd.	2,409	26,822
Maharashtra Seamless, Ltd.	2,618	12,065
Mahindra & Mahindra Financial Services, Ltd.	31,685	84,193
Mahindra & Mahindra, Ltd.	17,094	275,484
Mahindra CIE Automotive, Ltd.	10,554	37,021
Mahindra Holidays & Resorts India, Ltd. (A)	3,229	11,550
Mahindra Lifespace Developers, Ltd.	3,324	15,948
Mahindra Logistics, Ltd. (B)	2,513	15,836
Maithan Alloys, Ltd.	893	10,392
Manappuram Finance, Ltd.	27,016	38,449
Mangalam Cement, Ltd.	2,535	10,578
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	31

	Shares	Value
India (continued)
Mangalore Refinery & Petrochemicals, Ltd. (A)	16,715	$12,144
Marico, Ltd.	10,341	64,575
Marksans Pharma, Ltd.	20,609	14,624
Maruti Suzuki India, Ltd.	448	49,623
MAS Financial Services, Ltd. (B)	338	3,542
Mastek, Ltd.	812	17,125
Max Financial Services, Ltd. (A)	1,846	16,032
Max Healthcare Institute, Ltd. (A)	4,012	22,232
Mayur Uniquoters, Ltd.	1,222	6,855
Meghmani Finechem, Ltd. (A)	811	12,927
Meghmani Organics, Ltd.	8,623	11,758
Metropolis Healthcare, Ltd. (B)	608	11,036
Minda Corp., Ltd.	8,375	21,696
MOIL, Ltd.	4,627	9,197
Motherson Sumi Wiring India, Ltd.	37,832	28,819
Motilal Oswal Financial Services, Ltd.	2,377	19,389
Mphasis, Ltd.	2,590	65,064
MRF, Ltd.	51	59,114
Multi Commodity Exchange of India, Ltd.	573	11,053
Muthoot Finance, Ltd.	4,445	59,376
Narayana Hrudayalaya, Ltd.	2,070	18,970
Natco Pharma, Ltd.	2,708	18,837
National Aluminium Company, Ltd.	41,880	40,053
Navin Fluorine International, Ltd.	486	26,135
Navneet Education, Ltd.	6,879	10,707
NBCC India, Ltd.	20,368	10,739
NCC, Ltd.	22,228	22,722
NESCO, Ltd.	1,774	13,969
Nestle India, Ltd.	671	166,846
Neuland Laboratories, Ltd.	633	13,592
NHPC, Ltd.	49,668	25,746
NIIT, Ltd.	4,498	17,657
Nippon Life India Asset Management, Ltd. (B)	4,760	15,901
NMDC Steel, Ltd. (A)(C)	25,624	12,114
NMDC, Ltd.	25,624	37,428
NOCIL, Ltd.	4,078	11,918
NTPC, Ltd.	53,645	113,731
Oberoi Realty, Ltd.	2,438	27,825
Oil & Natural Gas Corp., Ltd.	33,290	58,267
Oil India, Ltd.	11,025	27,993
Omaxe, Ltd. (A)	3,052	2,835
Oracle Financial Services Software, Ltd.	1,326	50,972
Orient Cement, Ltd.	11,602	17,895
Orient Electric, Ltd.	5,114	17,734
Page Industries, Ltd.	144	84,295
Paisalo Digital, Ltd.	12,720	12,848
Parag Milk Foods, Ltd. (A)(B)	3,025	3,922
PCBL, Ltd.	12,844	22,617
Persistent Systems, Ltd.	1,884	97,157
Petronet LNG, Ltd.	31,783	83,379
Pfizer, Ltd.	365	20,676
PI Industries, Ltd.	1,410	60,858
Pidilite Industries, Ltd.	1,910	65,284
Piramal Enterprises, Ltd.	2,644	26,899
32	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
India (continued)
Piramal Pharma, Ltd. (A)	10,576	$17,422
PNB Housing Finance, Ltd. (A)(B)	3,296	18,400
PNC Infratech, Ltd.	3,706	12,567
Poly Medicure, Ltd.	1,086	13,054
Polycab India, Ltd.	1,510	47,715
Polyplex Corp., Ltd.	1,121	24,845
Poonawalla Fincorp, Ltd.	5,776	22,177
Power Finance Corp., Ltd.	52,704	88,453
Power Grid Corp. of India, Ltd.	46,280	127,407
Praj Industries, Ltd.	5,641	27,311
Prakash Industries, Ltd. (A)	13,616	8,979
Prestige Estates Projects, Ltd.	5,735	33,511
Pricol, Ltd. (A)	11,959	28,215
Prince Pipes & Fittings, Ltd.	1,195	8,274
Prism Johnson, Ltd. (A)	8,573	13,936
Privi Speciality Chemicals, Ltd.	266	4,224
Procter & Gamble Health, Ltd.	219	11,245
Procter & Gamble Hygiene & Health Care, Ltd.	209	36,457
PTC India, Ltd. (A)	18,544	19,934
Punjab National Bank	48,156	30,588
PVR, Ltd. (A)	1,710	39,117
Quess Corp., Ltd. (B)	3,110	16,905
Radico Khaitan, Ltd.	2,854	37,152
Rain Industries, Ltd.	8,295	18,541
Rajesh Exports, Ltd.	2,147	20,368
Rallis India, Ltd.	4,796	14,350
Ramkrishna Forgings, Ltd.	7,199	19,653
Rashtriya Chemicals & Fertilizers, Ltd. (A)	12,255	18,136
Ratnamani Metals & Tubes, Ltd.	1,132	27,014
Raymond, Ltd.	2,169	36,771
RBL Bank, Ltd. (A)(B)	17,612	33,562
REC, Ltd.	67,596	92,107
Redington, Ltd.	35,936	80,193
Relaxo Footwears, Ltd.	1,337	15,649
Reliance Industrial Infrastructure, Ltd.	1,517	19,719
Reliance Industries, Ltd.	31,757	1,068,892
Reliance Power, Ltd. (A)	134,173	26,466
Repco Home Finance, Ltd.	3,673	11,178
RITES, Ltd.	3,309	14,966
RSWM, Ltd.	2,968	11,744
Samvardhana Motherson International, Ltd.	40,534	37,485
Sanofi India, Ltd.	330	23,306
Sarda Energy & Minerals, Ltd.	670	7,903
Saregama India, Ltd.	2,286	10,699
SBI Cards & Payment Services, Ltd.	2,489	25,314
SBI Life Insurance Company, Ltd. (B)	2,806	44,478
Schaeffler India, Ltd.	1,580	52,581
Sequent Scientific, Ltd. (A)	6,725	7,473
SH Kelkar & Company, Ltd. (B)	2,917	4,979
Sharda Cropchem, Ltd.	1,304	6,606
Sheela Foam, Ltd. (A)	532	16,844
Shilpa Medicare, Ltd.	1,871	6,498
Shipping Corp. of India, Ltd.	15,670	26,177
Shoppers Stop, Ltd. (A)	2,741	23,015
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	33

	Shares	Value
India (continued)
Shree Cement, Ltd.	176	$51,551
Shree Renuka Sugars, Ltd. (A)	35,331	25,450
Shriram City Union Finance, Ltd.	1,314	35,823
Shriram Transport Finance Company, Ltd.	4,821	80,662
Siemens, Ltd.	1,221	41,763
SIS, Ltd. (A)	2,444	11,918
Siyaram Silk Mills, Ltd.	2,626	17,004
SKF India, Ltd.	758	44,085
Sobha, Ltd.	2,447	18,881
Solar Industries India, Ltd.	775	37,278
Somany Ceramics, Ltd.	1,288	7,997
Sonata Software, Ltd.	3,489	25,193
SRF, Ltd.	3,300	96,553
State Bank of India	21,389	159,111
State Bank of India, GDR	1,310	97,677
Steel Authority of India, Ltd.	52,427	55,071
Sterlite Technologies, Ltd.	5,984	13,084
Strides Pharma Science, Ltd. (A)	1,444	5,976
Subex, Ltd. (A)	34,640	13,640
Sudarshan Chemical Industries, Ltd.	1,793	8,588
Sumitomo Chemical India, Ltd.	2,769	16,245
Sun Pharmaceutical Industries, Ltd.	13,704	177,922
Sun TV Network, Ltd.	3,349	20,371
Sundaram Finance Holdings, Ltd.	10,043	11,797
Sundaram Finance, Ltd.	2,061	56,707
Sundaram-Clayton, Ltd.	333	22,554
Sundram Fasteners, Ltd.	4,560	51,336
Sunteck Realty, Ltd.	3,702	18,420
Suprajit Engineering, Ltd.	1,533	6,608
Supreme Industries, Ltd.	1,626	48,857
Supreme Petrochem, Ltd.	1,965	18,404
Suven Pharmaceuticals, Ltd.	3,709	21,100
Suzlon Energy, Ltd. (A)	170,834	19,725
Suzlon Energy, Ltd. (A)	40,674	3,396
Syngene International, Ltd. (B)	5,386	40,228
Tamilnadu Petroproducts, Ltd.	8,594	10,313
Tanla Platforms, Ltd.	1,960	19,283
Tata Chemicals, Ltd.	3,799	48,594
Tata Coffee, Ltd.	3,642	10,442
Tata Communications, Ltd.	2,825	45,688
Tata Consultancy Services, Ltd.	13,575	571,804
Tata Consumer Products, Ltd.	6,889	69,221
Tata Elxsi, Ltd.	1,110	96,577
Tata Metaliks, Ltd.	1,562	14,795
Tata Motors, Ltd. (A)	45,265	246,726
Tata Motors, Ltd., ADR (A)	670	18,291
Tata Steel, Ltd.	229,380	306,752
TCI Express, Ltd.	501	11,511
TeamLease Services, Ltd. (A)	404	12,406
Tech Mahindra, Ltd.	12,523	167,428
Techno Electric & Engineering Company, Ltd.	4,863	18,943
The Great Eastern Shipping Company, Ltd.	4,812	39,571
The India Cements, Ltd.	6,706	19,879
The Indian Hotels Company, Ltd.	10,357	41,276
34	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
India (continued)
The Jammu & Kashmir Bank, Ltd. (A)	18,203	$10,325
The Karnataka Bank, Ltd.	11,008	19,560
The Karur Vysya Bank, Ltd.	30,314	37,513
The Phoenix Mills, Ltd.	3,443	61,973
The Ramco Cements, Ltd.	4,331	36,045
The South Indian Bank, Ltd. (A)	46,489	9,708
The Tata Power Company, Ltd.	23,656	65,692
The Tinplate Company of India, Ltd.	2,180	8,609
Thermax, Ltd.	1,264	31,875
Thirumalai Chemicals, Ltd.	5,147	12,702
Thomas Cook India, Ltd. (A)	8,758	8,283
Thyrocare Technologies, Ltd. (B)	792	6,142
Time Technoplast, Ltd.	8,084	9,743
Timken India, Ltd.	647	26,428
Titan Company, Ltd.	6,672	219,322
Torrent Pharmaceuticals, Ltd.	3,746	76,184
Torrent Power, Ltd.	5,386	35,684
Transport Corp. of India, Ltd.	1,175	10,065
Trent, Ltd.	2,939	53,431
Trident, Ltd.	47,028	20,769
Triveni Engineering & Industries, Ltd.	7,321	26,753
TTK Prestige, Ltd.	1,582	17,343
Tube Investments of India, Ltd.	3,028	104,614
TV Today Network, Ltd.	4,230	12,963
TV18 Broadcast, Ltd. (A)	11,410	5,242
TVS Motor Company, Ltd.	5,872	76,034
Uflex, Ltd.	1,548	11,620
UltraTech Cement, Ltd.	2,007	174,989
Union Bank of India, Ltd.	18,691	18,844
United Breweries, Ltd.	500	10,423
United Spirits, Ltd. (A)	4,257	48,865
UNO Minda, Ltd.	5,940	40,381
UPL, Ltd.	19,026	185,394
Usha Martin, Ltd.	10,702	17,312
UTI Asset Management Company, Ltd.	2,205	21,144
VA Tech Wabag, Ltd. (A)	1,854	7,920
Vaibhav Global, Ltd.	4,525	18,931
Vakrangee, Ltd.	23,506	8,996
Vardhman Textiles, Ltd. (A)	7,427	31,770
Varroc Engineering, Ltd. (A)(B)	2,559	9,403
Varun Beverages, Ltd.	5,706	91,988
Vedanta, Ltd.	33,866	128,092
Venky’s India, Ltd.	488	11,182
Vesuvius India, Ltd.	639	13,772
V-Guard Industries, Ltd.	5,667	17,664
Vinati Organics, Ltd.	1,364	36,122
Vindhya Telelinks, Ltd.	901	19,289
VIP Industries, Ltd.	2,311	20,434
Visaka Industries, Ltd.	1,538	8,339
Vodafone Idea, Ltd. (A)	299,762	30,486
Voltas, Ltd.	3,595	36,330
VRL Logistics, Ltd.	1,532	10,629
VST Industries, Ltd.	252	10,635
VST Tillers Tractors, Ltd.	424	12,475
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	35

	Shares	Value
India (continued)
Welspun Corp., Ltd.	6,625	$20,581
Welspun Enterprises, Ltd.	5,021	9,412
Welspun India, Ltd.	19,448	19,621
West Coast Paper Mills, Ltd.	2,240	16,900
Westlife Foodworld, Ltd. (A)	1,598	14,252
Wheels India, Ltd.	626	4,639
Wipro, Ltd.	29,953	152,032
Wockhardt, Ltd. (A)	3,695	10,822
Yes Bank, Ltd. (A)	23,603	4,990
Yes Bank, Ltd., Lock-In Shares (A)(D)	70,811	14,456
Zee Entertainment Enterprises, Ltd.	36,125	117,625
Zee Media Corp., Ltd. (A)	59,624	10,895
Zensar Technologies, Ltd.	4,737	13,087
Zydus Lifesciences, Ltd.	9,390	47,211
Zydus Wellnes, Ltd.	583	11,611
Indonesia 2.1%		3,517,229
ABM Investama Tbk PT	100,100	23,391
Ace Hardware Indonesia Tbk PT	416,900	13,285
Adaro Energy Indonesia Tbk PT	544,200	134,674
Adi Sarana Armada Tbk PT (A)	48,100	2,646
AKR Corporindo Tbk PT	325,500	28,758
Alam Sutera Realty Tbk PT (A)	750,400	8,467
Aneka Tambang Tbk	220,654	28,101
Arwana Citramulia Tbk PT	400,400	26,580
Astra Agro Lestari Tbk PT	44,600	23,628
Astra International Tbk PT	404,500	156,501
Asuransi Maximus Graha Persada Tbk PT (A)	277,300	2,400
Bakrie Telecom Tbk PT (A)(C)	22,579,900	35,883
Bank BTPN Syariah Tbk PT	79,200	16,164
Bank Bukopin Tbk PT (A)	1,585,300	13,003
Bank Central Asia Tbk PT	547,300	325,139
Bank Jago Tbk PT (A)	19,400	5,696
Bank Mandiri Persero Tbk PT	442,392	298,421
Bank Mayapada International Tbk PT (A)	212,800	7,795
Bank MNC Internasional Tbk PT (A)	1,272,000	9,666
Bank Negara Indonesia Persero Tbk PT	107,203	67,912
Bank Pan Indonesia Tbk PT	191,900	23,176
Bank Rakyat Indonesia Persero Tbk PT	578,227	183,941
Bank Syariah Indonesia Tbk PT	275,700	23,488
Bank Tabungan Negara Persero Tbk PT	190,698	18,681
Barito Pacific Tbk PT	326,600	16,455
BFI Finance Indonesia Tbk PT	444,100	32,351
BISI International Tbk PT	323,000	33,216
Buana Lintas Lautan Tbk PT (A)	605,600	6,011
Bukit Asam Tbk PT	184,700	44,814
Bumi Resources Minerals Tbk PT (A)	1,445,300	16,889
Bumi Resources Tbk PT (A)	5,834,700	67,439
Bumi Serpong Damai Tbk PT (A)	427,200	24,954
Bumi Teknokultura Unggul Tbk PT (A)	1,489,900	4,735
Capital Financial Indonesia Tbk PT (A)	369,300	17,379
Charoen Pokphand Indonesia Tbk PT	70,220	25,487
Ciputra Development Tbk PT	455,461	29,329
Citra Marga Nusaphala Persada Tbk PT (A)	302,662	35,775
36	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Indonesia (continued)
City Retail Developments Tbk PT (A)	1,918,900	$17,411
Delta Dunia Makmur Tbk PT (A)	278,000	6,391
Elang Mahkota Teknologi Tbk PT	178,800	14,785
Erajaya Swasembada Tbk PT	459,100	11,895
Garudafood Putra Putri Jaya Tbk PT	598,700	20,363
Gudang Garam Tbk PT	27,443	34,801
Hanson International Tbk PT (A)(C)	4,000,200	12,714
Harum Energy Tbk PT	69,500	7,819
Impack Pratama Industri Tbk PT	40,000	9,381
Indah Kiat Pulp & Paper Tbk PT	98,200	62,772
Indika Energy Tbk PT	129,600	24,025
Indo Tambangraya Megah Tbk PT	14,200	37,820
Indocement Tunggal Prakarsa Tbk PT	39,800	25,271
Indofood CBP Sukses Makmur Tbk PT	37,500	24,075
Indofood Sukses Makmur Tbk PT	125,200	51,411
Indosat Tbk PT	29,500	11,211
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	168,500	8,415
Inovisi Infracom Tbk PT (A)(C)	671,012	119
Japfa Comfeed Indonesia Tbk PT	311,000	26,370
Jasa Marga Persero Tbk PT (A)	38,100	7,550
Kalbe Farma Tbk PT	398,500	52,602
Kapuas Prima Coal Tbk PT (A)	551,200	1,757
Lippo Karawaci Tbk PT (A)	1,947,337	12,037
Matahari Department Store Tbk PT	67,300	22,156
Mayora Indah Tbk PT	103,900	16,678
Medco Energi Internasional Tbk PT	376,992	25,608
Media Nusantara Citra Tbk PT (A)	365,800	18,560
Medikaloka Hermina Tbk PT	277,500	26,916
Merdeka Copper Gold Tbk PT (A)	59,444	15,823
Metro Healthcare Indonesia TBK PT (A)	53,800	1,649
Metrodata Electronics Tbk PT	480,800	18,682
Mitra Adiperkasa Tbk PT (A)	359,500	33,237
Mitra Keluarga Karyasehat Tbk PT	151,700	27,393
MNC Kapital Indonesia Tbk PT (A)	1,735,900	10,852
MNC Vision Networks Tbk PT (A)	520,500	2,387
Multipolar Tbk PT (A)	675,100	5,762
Pabrik Kertas Tjiwi Kimia Tbk PT	41,200	21,947
Pacific Strategic Financial Tbk PT (A)	134,200	9,554
Pakuwon Jati Tbk PT	592,000	17,854
Paninvest Tbk PT (A)	99,900	9,655
Perusahaan Gas Negara Tbk PT	193,100	23,240
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	237,500	16,415
Pool Advista Indonesia Tbk PT (A)(C)	37,300	119
PP Persero Tbk PT (A)	214,287	12,194
Puradelta Lestari Tbk PT	506,700	5,258
Ramayana Lestari Sentosa Tbk PT	152,300	5,628
Rimo International Lestari Tbk PT (A)(C)	2,464,700	7,834
Sampoerna Agro Tbk PT	618,600	85,112
Samudera Indonesia Tbk PT	157,500	22,748
Sarana Menara Nusantara Tbk PT	463,600	33,415
Sawit Sumbermas Sarana Tbk PT	130,600	12,597
Semen Indonesia Persero Tbk PT	87,000	42,225
Siloam International Hospitals Tbk PT	152,000	12,272
Sinar Mas Multiartha Tbk PT (A)	37,000	29,089
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	37

	Shares	Value
Indonesia (continued)
Sri Rejeki Isman Tbk PT (A)(C)	937,100	$8,697
Sugih Energy Tbk PT (A)(C)	8,409,300	26,728
Sumber Alfaria Trijaya Tbk PT	358,800	70,743
Summarecon Agung Tbk PT	388,947	15,786
Surya Citra Media Tbk PT	1,093,500	17,416
Surya Esa Perkasa Tbk PT	243,800	16,591
Surya Semesta Internusa Tbk PT (A)	132,900	2,590
Suryainti Permata Tbk PT (A)(C)	1,802,000	0
Telkom Indonesia Persero Tbk PT	432,500	111,574
Temas Tbk PT	64,300	7,790
Tempo Scan Pacific Tbk PT	65,700	5,743
Timah Tbk PT	128,900	10,090
Tower Bersama Infrastructure Tbk PT	48,200	7,126
Trada Alam Minera Tbk PT (A)(C)	1,919,200	4,270
Transcoal Pacific Tbk PT	27,200	18,850
Trias Sentosa Tbk PT	706,000	30,882
Truba Alam Manunggal Engineering PT (A)(C)	19,436,000	0
Tunas Baru Lampung Tbk PT	184,900	8,242
Ultrajaya Milk Industry & Trading Company Tbk PT	211,100	18,258
Unilever Indonesia Tbk PT	123,800	37,839
United Tractors Tbk PT	58,400	114,869
Vale Indonesia Tbk PT (A)	65,100	30,840
Waskita Beton Precast Tbk PT (A)(C)	592,800	3,580
Waskita Karya Persero Tbk PT (A)	458,390	12,342
Wijaya Karya Persero Tbk PT (A)	178,676	10,620
XL Axiata Tbk PT	141,800	19,679
Malaysia 1.7%		2,736,744
7-Eleven Malaysia Holdings BHD	7,039	2,583
Aeon Company M BHD	64,000	19,912
AEON Credit Service M BHD	5,700	16,530
Alliance Bank Malaysia BHD	38,100	33,248
AMMB Holdings BHD	46,050	43,348
Astro Malaysia Holdings BHD	97,400	16,124
Axiata Group BHD	52,007	38,208
Bank Islam Malaysia BHD	26,000	14,971
Batu Kawan BHD	12,300	57,904
Bermaz Auto BHD	28,600	12,628
Bintulu Port Holdings BHD	300	329
Boustead Holdings BHD (A)	20,507	2,873
Boustead Plantations BHD	79,560	11,930
British American Tobacco Malaysia BHD	6,400	16,282
Bumi Armada BHD (A)	218,000	22,148
Bursa Malaysia BHD	25,300	39,291
Cahya Mata Sarawak BHD	29,300	6,954
Carlsberg Brewery Malaysia BHD	3,600	18,502
CIMB Group Holdings BHD	51,418	67,254
Cypark Resources BHD (A)	34,200	2,947
D&O Green Technologies BHD	21,500	19,658
Dayang Enterprise Holdings BHD	35,200	11,142
Dialog Group BHD	48,660	24,994
DiGi.Com BHD	43,080	38,895
DRB-Hicom BHD	45,900	15,544
Dufu Technology Corp. BHD	12,500	4,905
38	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Malaysia (continued)
Duopharma Biotech BHD	29,607	$10,014
Eco World Development Group BHD	30,700	4,718
Ekovest BHD (A)	197,200	15,571
Fraser & Neave Holdings BHD	5,600	26,510
Frontken Corp. BHD	29,400	20,901
Gamuda BHD	42,371	38,063
Genting BHD	29,800	29,833
Genting Malaysia BHD	34,700	20,934
Genting Plantations BHD	10,000	13,988
Globetronics Technology BHD	39,686	10,354
Greatech Technology BHD (A)	17,200	18,100
Guan Chong BHD	16,900	9,013
HAP Seng Consolidated BHD	15,839	23,682
Hartalega Holdings BHD	66,700	26,092
Heineken Malaysia BHD	2,100	11,844
Hengyuan Refining Company BHD	24,300	19,585
Hibiscus Petroleum BHD	88,200	22,108
Hong Leong Bank BHD	5,434	25,539
Hong Leong Financial Group BHD	4,961	20,701
Hong Seng Consolidated BHD (A)	60,000	3,058
IGB BHD	46,549	23,900
IHH Healthcare BHD	21,200	27,732
IJM Corp. BHD	68,160	24,604
Inari Amertron BHD	43,036	26,150
IOI Corp. BHD	43,100	37,150
IOI Properties Group BHD	48,571	12,341
JAKS Resources BHD (A)	114,140	7,488
Keck Seng Malaysia BHD	65,150	51,200
Kim Loong Resources BHD	27,200	10,816
Kossan Rubber Industries BHD	112,900	28,317
KPJ Healthcare BHD	99,900	21,145
Kuala Lumpur Kepong BHD	7,605	35,798
Lotte Chemical Titan Holding BHD (B)	27,367	9,992
LPI Capital BHD	11,020	31,441
Magnum BHD	35,653	10,771
Mah Sing Group BHD	64,500	7,708
Malakoff Corp. BHD	78,100	11,006
Malayan Banking BHD	50,278	97,725
Malaysia Airports Holdings BHD (A)	22,388	32,469
Malaysia Building Society BHD	76,431	10,271
Malaysia Smelting Corp. BHD	29,300	9,704
Malaysian Pacific Industries BHD	2,238	14,255
Malaysian Resources Corp. BHD	124,363	9,013
Matrix Concepts Holdings BHD	29,700	10,585
Maxis BHD	33,685	29,193
Mega First Corp. BHD	20,400	15,369
MISC BHD	14,650	23,794
Mr. D.I.Y Group M BHD (B)	46,700	22,132
Muhibbah Engineering M BHD (A)	10,300	1,046
My EG Services BHD	125,881	25,247
Nestle Malaysia BHD	1,400	43,747
Oriental Holdings BHD	7,200	11,142
Padini Holdings BHD	21,500	16,652
Petron Malaysia Refining & Marketing BHD	10,000	9,804
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	39

	Shares	Value
Malaysia (continued)
Petronas Chemicals Group BHD	35,600	$68,603
Petronas Dagangan BHD	5,900	31,618
Petronas Gas BHD	8,300	31,394
PPB Group BHD	6,300	24,419
Press Metal Aluminium Holdings BHD	38,700	42,521
Public Bank BHD	143,900	145,939
QL Resources BHD	21,735	27,210
RHB Bank BHD	32,989	41,789
Sam Engineering & Equipment M BHD	12,000	14,494
Sapura Energy BHD (A)	592,857	5,293
Sarawak Oil Palms BHD	11,700	6,726
Scientex BHD	38,100	28,883
SEG International BHD	33,942	4,764
Sime Darby BHD	53,874	26,135
Sime Darby Plantation BHD	49,714	47,686
Sime Darby Property BHD	130,274	14,273
SKP Resources BHD	21,625	8,368
SP Setia BHD Group	53,308	8,399
Sports Toto BHD	31,323	11,701
Sunway BHD	29,977	11,369
Supermax Corp. BHD	75,160	15,119
Syarikat Takaful Malaysia Keluarga BHD	29,319	23,504
Ta Ann Holdings BHD	15,400	13,656
Tan Chong Motor Holdings BHD	3,800	955
Telekom Malaysia BHD	16,018	20,247
Tenaga Nasional BHD	17,700	37,542
Thong Guan Industries BHD	18,800	10,631
TIME dotCom BHD	33,120	36,402
Top Glove Corp. BHD	186,400	36,693
Tropicana Corp. BHD (A)	44,400	13,744
TSH Resources BHD	34,100	9,228
Uchi Technologies BHD	30,300	22,964
UMW Holdings BHD	14,100	10,345
Unisem M BHD	19,000	11,724
United Malacca BHD	29,750	36,437
United Plantations BHD	4,900	16,037
UWC BHD	20,500	19,365
Velesto Energy BHD (A)	250,631	8,264
ViTrox Corp. BHD	8,400	13,906
VS Industry BHD	99,800	20,540
Westports Holdings BHD	20,500	15,817
Yinson Holdings BHD	61,880	32,817
YTL Corp. BHD	152,561	19,804
Mexico 3.1%		5,154,233
ALEATICA SAB de CV (A)	9,600	17,042
Alfa SAB de CV, Class A	190,450	133,258
Alpek SAB de CV	28,981	40,886
Alsea SAB de CV (A)	18,670	37,545
America Movil SAB de CV, Series L	288,988	280,840
America Movil SAB de CV, Series L, ADR	9,834	191,370
Arca Continental SAB de CV	6,672	55,537
Banco del Bajio SA (B)	31,497	102,340
Becle SAB de CV	6,635	14,952
40	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Mexico (continued)
Bolsa Mexicana de Valores SAB de CV	16,163	$31,909
Cemex SAB de CV, ADR (A)	2,418	11,050
Cemex SAB de CV, Series CPO (A)	188,452	86,148
Coca-Cola Femsa SAB de CV	5,951	40,671
Coca-Cola Femsa SAB de CV, ADR	600	40,986
Controladora Vuela Cia de Aviacion SAB de CV, Class A (A)	27,701	27,552
Corp. Inmobiliaria Vesta SAB de CV	16,677	37,245
Dine SAB de CV	103,700	118,781
El Puerto de Liverpool SAB de CV, Series C1	5,226	30,358
Fomento Economico Mexicano SAB de CV	8,072	64,420
GCC SAB de CV	5,743	41,086
Genomma Lab Internacional SAB de CV, Class B	33,557	27,045
Gentera SAB de CV	45,033	47,801
Gruma SAB de CV, Class B	4,207	52,083
Grupo Aeroportuario del Centro Norte SAB de CV	8,815	76,522
Grupo Aeroportuario del Pacifico SAB de CV, ADR	436	70,872
Grupo Aeroportuario del Pacifico SAB de CV, B Shares	1,500	24,364
Grupo Aeroportuario del Sureste SAB de CV, ADR	221	54,651
Grupo Bimbo SAB de CV, Series A	17,042	72,314
Grupo Carso SAB de CV, Series A1	7,409	32,291
Grupo Comercial Chedraui SA de CV	13,745	59,407
Grupo Elektra SAB de CV	611	32,626
Grupo Financiero Banorte SAB de CV, Series O	35,976	288,737
Grupo Financiero Inbursa SAB de CV, Series O (A)	26,868	50,661
Grupo Gigante SAB de CV (A)	166,920	223,985
Grupo Herdez SAB de CV	9,671	19,794
Grupo Hotelero Santa Fe SAB de CV (A)	83,186	18,841
Grupo Industrial Saltillo SAB de CV	23,930	39,441
Grupo KUO SAB de CV, Series B	136,788	297,837
Grupo Mexico SAB de CV, Series B	50,625	205,974
Grupo Rotoplas SAB de CV (A)	7,367	12,723
Grupo Sanborns SAB de CV (A)	187,200	245,279
Grupo Simec SAB de CV, Series B (A)	12,062	128,153
Grupo Televisa SAB, Series CPO	55,564	61,197
Grupo Traxion SAB de CV (A)(B)	17,500	25,297
Hoteles City Express SAB de CV (A)	17,674	6,247
Industrias CH SAB de CV, Series B (A)	14,379	154,641
Industrias Penoles SAB de CV (A)	4,093	54,545
Kimberly-Clark de Mexico SAB de CV, Class A	26,978	45,905
La Comer SAB de CV	23,689	44,225
Megacable Holdings SAB de CV, Series CPO	31,270	79,415
Minera Frisco SAB de CV, Series A1 (A)	554,562	74,731
Nemak SAB de CV (A)(B)	93,240	27,981
Operadora de Sites Mexicanos SAB de CV, Class A1	46,039	51,112
Orbia Advance Corp. SAB de CV	31,165	61,057
Organizacion Cultiba SAB de CV (A)	45,332	26,291
Organizacion Soriana SAB de CV, Series B	420,625	641,162
Promotora y Operadora de Infraestructura SAB de CV	7,381	65,440
Promotora y Operadora de Infraestructura SAB de CV, L Shares	4,040	20,311
Qualitas Controladora SAB de CV	4,704	19,804
Regional SAB de CV	7,096	51,810
Sitios Latinoamerica SAB de CV (A)	11,773	5,248
Vitro SAB de CV, Series A	21,684	24,669
Wal-Mart de Mexico SAB de CV	32,330	127,768
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	41

	Shares	Value
Netherlands 0.0%		$53,736
NEPI Rockcastle NV	9,085	53,736
Panama 0.0%		7,862
BAC Holding International Corp. (A)	137,535	7,862
Peru 0.1%		86,693
Cementos Pacasmayo SAA, ADR	2,115	11,231
Cia de Minas Buenaventura SAA, ADR	2,497	20,376
Credicorp, Ltd.	261	40,077
Fossal SAA, ADR (A)	9	101
Intercorp Financial Services, Inc.	606	14,908
Philippines 1.2%		1,907,460
8990 Holdings, Inc. (A)	111,700	18,790
Aboitiz Equity Ventures, Inc.	37,540	39,999
Aboitiz Power Corp.	37,100	22,613
ACEN Corp.	57,600	7,269
ACR Mining Corp. (A)(C)	3,145	995
AllHome Corp.	67,400	1,835
Alliance Global Group, Inc.	165,600	28,681
Ayala Corp.	2,700	33,526
Ayala Land, Inc.	54,500	30,822
Bank of the Philippine Islands	28,640	53,810
BDO Unibank, Inc.	32,182	74,486
Belle Corp. (A)	887,000	19,249
Bloomberry Resorts Corp. (A)	164,300	21,406
Cebu Air, Inc. (A)	7,800	5,308
Century Pacific Food, Inc.	56,050	25,077
China Banking Corp.	154,535	75,467
COL Financial Group, Inc.	100,000	5,223
Converge Information and Communications Technology Solutions, Inc. (A)	62,000	17,076
Cosco Capital, Inc.	126,900	8,988
D&L Industries, Inc.	183,300	25,737
DMCI Holdings, Inc.	193,100	32,876
Eagle Cement Corp.	35,100	13,470
Emperador, Inc. (A)	80,000	28,402
Filinvest Land, Inc.	909,750	14,523
First Gen Corp.	19,700	5,805
First Philippine Holdings Corp.	16,990	18,559
Global Ferronickel Holdings, Inc.	186,000	7,829
Globe Telecom, Inc.	580	23,673
GT Capital Holdings, Inc.	2,746	21,401
Integrated Micro-Electronics, Inc. (A)	54,655	4,725
International Container Terminal Services, Inc.	11,190	40,743
JG Summit Holdings, Inc.	23,617	20,727
Jollibee Foods Corp.	9,140	39,746
LT Group, Inc.	87,200	14,565
Manila Electric Company	5,260	26,084
Max’s Group, Inc. (A)	52,200	4,551
Megaworld Corp.	515,500	20,512
Metro Pacific Investments Corp.	465,300	28,510
Metropolitan Bank & Trust Company	53,814	54,836
Nickel Asia Corp.	255,060	25,162
Petron Corp. (A)	165,900	7,272
Philex Mining Corp.	67,800	3,178
Philippine Stock Exchange, Inc.	12,074	32,967
42	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Philippines (continued)
Phoenix Petroleum Philippines, Inc. (A)	100,600	$15,270
Pilipinas Shell Petroleum Corp.	11,500	3,498
PLDT, Inc.	1,530	47,570
Puregold Price Club, Inc.	41,800	26,349
RFM Corp.	101,000	7,088
Rizal Commercial Banking Corp.	184,093	78,807
Robinsons Land Corp.	107,596	30,692
Robinsons Retail Holdings, Inc.	27,050	28,095
San Miguel Corp.	16,534	28,390
San Miguel Food and Beverage, Inc.	21,830	14,429
Security Bank Corp.	17,227	29,387
Semirara Mining & Power Corp.	22,520	13,405
SM Investments Corp.	2,595	43,336
SM Prime Holdings, Inc.	55,304	35,851
Synergy Grid & Development Phils, Inc.	91,700	19,981
Top Frontier Investment Holdings, Inc. (A)	24,482	42,979
Union Bank of the Philippines	238,179	341,920
Universal Robina Corp.	16,050	37,813
Vista Land & Lifescapes, Inc.	295,200	7,310
Vistamalls, Inc.	172,400	10,703
Wilcon Depot, Inc.	66,800	38,114
Poland 0.8%		1,271,492
Alior Bank SA (A)	5,260	43,254
Allegro.eu SA (A)(B)	4,288	21,929
Asseco Poland SA	1,702	27,922
Bank Handlowy w Warszawie SA	1,958	32,434
Bank Millennium SA (A)	25,326	26,816
Bank Polska Kasa Opieki SA	1,680	32,135
Benefit Systems SA (A)	45	6,763
Budimex SA	366	22,390
CCC SA (A)	1,168	9,970
CD Projekt SA	1,263	37,634
Ciech SA (A)	2,152	19,760
Cognor Holding SA	12,233	11,037
Cyfrowy Polsat SA	7,415	31,089
Dino Polska SA (A)(B)	588	48,327
Dom Development SA	481	9,803
Enea SA (A)	9,798	12,757
Eurocash SA (A)	3,066	9,360
Famur SA (A)	18,129	13,934
Firma Oponiarska Debica SA	1,550	17,327
Globe Trade Centre SA	16,195	22,354
Grupa Azoty SA (A)	2,417	19,651
Grupa Kety SA	368	48,921
ING Bank Slaski SA	539	19,893
Inter Cars SA	235	24,157
Jastrzebska Spolka Weglowa SA (A)	2,183	30,087
KGHM Polska Miedz SA	2,913	77,112
KRUK SA	617	41,311
LiveChat Software SA	519	12,756
LPP SA	20	43,354
Lubelski Wegiel Bogdanka SA	888	8,582
mBank SA (A)	266	19,097
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	43

	Shares	Value
Poland (continued)
Neuca SA	55	$8,114
Orange Polska SA	19,328	27,585
PGE Polska Grupa Energetyczna SA (A)	12,651	18,494
Polski Koncern Naftowy ORLEN SA	13,400	197,237
Powszechna Kasa Oszczednosci Bank Polski SA	10,429	67,300
Powszechny Zaklad Ubezpieczen SA	8,435	60,384
Santander Bank Polska SA	525	32,716
Tauron Polska Energia SA (A)	42,147	19,404
Tim SA	1,007	6,289
Wirtualna Polska Holding SA	420	9,084
XTB SA (B)	3,472	22,969
Qatar 1.0%		1,629,447
Aamal Company	78,358	22,195
Al Khaleej Takaful Group QSC	17,210	10,811
Al Meera Consumer Goods Company QSC	4,767	21,742
Baladna	74,126	34,652
Barwa Real Estate Company	43,759	39,855
Commercial Bank PSQC	65,101	106,697
Doha Bank QPSC	67,490	39,750
Estithmar Holding QPSC (A)	21,991	12,108
Gulf International Services QSC (A)	55,100	23,888
Gulf Warehousing Company	16,297	17,657
Industries Qatar QSC	19,001	78,166
Lesha Bank LLC (A)	68,401	22,991
Mannai Corp. QSC	13,134	30,352
Masraf Al Rayan QSC	72,162	70,492
Mazaya Real Estate Development QPSC (A)	25,140	5,402
Medicare Group	4,460	8,039
Mesaieed Petrochemical Holding Company	38,594	24,872
Ooredoo QPSC	28,318	69,078
Qatar Aluminum Manufacturing Company	70,387	30,931
Qatar Electricity & Water Company QSC	10,668	49,616
Qatar Fuel QSC	7,605	37,915
Qatar Gas Transport Company, Ltd.	106,411	116,477
Qatar Insurance Company SAQ	47,574	26,217
Qatar International Islamic Bank QSC	11,851	35,878
Qatar Islamic Bank SAQ	11,446	76,734
Qatar National Bank QPSC	78,018	421,799
Qatar National Cement Company QSC	24,401	30,856
Qatar Navigation QSC	18,660	51,361
Salam International Investment, Ltd., QSC (A)	80,910	15,204
United Development Company QSC	78,676	30,075
Vodafone Qatar QSC	116,699	54,589
Zad Holding Company	2,976	13,048
Russia 0.0%		36,303
Etalon Group PLC, GDR (C)	2,625	60
Gazprom PJSC, ADR (A)(C)	30,453	6,639
Globaltrans Investment PLC, GDR (A)(C)	2,640	362
LUKOIL PJSC, ADR (C)	3,474	6,955
Magnitogorsk Iron & Steel Works PJSC, GDR (C)	2,363	364
MMC Norilsk Nickel PJSC, ADR (C)	5,418	3,560
Mobile TeleSystems PJSC, ADR (A)(C)	7,477	1,421
Novatek PJSC, GDR (C)	143	703
44	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Russia (continued)
Novolipetsk Steel PJSC, GDR (C)	1,198	$498
PhosAgro PJSC, GDR (C)	1,991	2,419
Polyus PJSC, GDR (A)(C)	589	803
Ros Agro PLC, GDR (A)(C)	1,484	110
Rosneft Oil Company PJSC, GDR (A)(C)	7,688	1,030
Rostelecom PJSC, ADR (A)(C)	3,714	598
RusHydro PJSC, ADR (A)(C)	28,619	1,002
Sberbank of Russia PJSC, ADR (A)(C)	23,885	5,422
Severstal PAO, GDR (C)	2,129	664
Tatneft PJSC, ADR (C)	2,610	2,853
VK Company, Ltd., GDR (A)(C)	1,119	206
VTB Bank PJSC, GDR (A)(C)	23,800	381
X5 Retail Group NV, GDR (C)	1,747	253
Saudi Arabia 3.5%		5,723,711
Abdul Mohsen Al-Hokair Tourism and Development Company (A)	4,569	26,200
Abdullah Al Othaim Markets Company	1,676	51,485
Advanced Petrochemical Company	5,333	59,418
Al Hammadi Holding	2,243	25,205
Al Jouf Agricultural Development Company	889	11,627
Al Jouf Cement Company (A)	6,148	19,180
Al Moammar Information Systems Company	585	15,262
Al Rajhi Bank (A)	21,054	453,346
Al Rajhi Company for Co-operative Insurance (A)	630	14,454
Al Yamamah Steel Industries Company	977	6,191
AlAbdullatif Industrial Investment Company (A)	1,143	5,100
Alandalus Property Company	4,585	18,428
Alaseel Company	626	6,761
Aldrees Petroleum and Transport Services Company	2,038	39,859
Alinma Bank	13,904	128,706
Allianz Saudi Fransi Cooperative Insurance Company (A)	1,752	6,194
Almarai Company JSC	5,502	78,377
Alujain Corp.	1,265	12,659
Arab National Bank	8,498	78,573
Arabian Cement Company	2,332	21,366
Arabian Centres Company, Ltd.	4,247	22,486
Arriyadh Development Company	5,023	24,817
Astra Industrial Group	2,790	39,192
Ataa Educational Company (A)	1,492	21,540
Bank AlBilad (A)	7,605	105,383
Bank Al-Jazira	8,895	50,440
Banque Saudi Fransi	10,729	122,998
Bawan Company	1,965	18,121
Bupa Arabia for Cooperative Insurance Company	1,049	49,718
City Cement Company	1,425	7,247
Dallah Healthcare Company	1,278	59,453
Dar Al Arkan Real Estate Development Company (A)	15,555	57,433
Dr Sulaiman Al Habib Medical Services Group Company	1,743	108,013
Dur Hospitality Company (A)	2,348	12,480
Eastern Province Cement Company	818	8,584
Electrical Industries Company	2,157	14,431
Emaar Economic City (A)	16,600	37,961
Etihad Etisalat Company	17,243	168,188
Fawaz Abdulaziz Al Hokair & Company (A)	2,750	12,799
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	45

	Shares	Value
Saudi Arabia (continued)
Gulf Insurance Group	566	$3,962
Hail Cement Company	5,731	17,571
Halwani Brothers Company	466	6,515
Herfy Food Services Company (A)	703	6,781
Jarir Marketing Company	1,385	61,138
Jazan Energy and Development Company (A)	1,882	6,228
L’Azurde Company for Jewelry	4,437	15,461
Leejam Sports Company JSC	843	19,114
Maharah Human Resources Company	995	14,545
Mediterranean & Gulf Insurance & Reinsurance Company (A)	2,406	5,719
Methanol Chemicals Company (A)	3,350	25,452
Middle East Healthcare Company (A)	2,467	18,311
Middle East Paper Company	2,257	17,275
Mobile Telecommunications Company Saudi Arabia (A)	25,921	77,365
Mouwasat Medical Services Company	991	50,109
Najran Cement Company	4,857	15,912
Nama Chemicals Company (A)	2,002	20,345
National Gas & Industrialization Company	1,152	16,146
National Gypsum	1,677	10,427
National Industrialization Company (A)	11,918	35,475
National Medical Care Company	1,407	28,491
Northern Region Cement Company	4,267	12,940
Rabigh Refining & Petrochemical Company (A)	17,266	47,327
Riyad Bank	20,144	186,574
SABIC Agri-Nutrients Company	6,107	236,437
Sahara International Petrochemical Company	13,711	132,814
Saudi Airlines Catering Company (A)	2,131	43,954
Saudi Arabian Mining Company (A)	18,591	342,939
Saudi Arabian Oil Company (B)	29,377	262,796
Saudi Automotive Services Company	1,130	10,359
Saudi Basic Industries Corp.	15,698	349,594
Saudi Cement Company	3,305	45,843
Saudi Ceramic Company	1,342	11,247
Saudi Chemical Company Holding	2,191	15,657
Saudi Company For Hardware CJSC (A)	1,537	11,981
Saudi Electricity Company	12,156	80,606
Saudi Ground Services Company (A)	2,496	15,957
Saudi Industrial Investment Group	6,947	38,104
Saudi Industrial Services Company	1,613	9,364
Saudi Kayan Petrochemical Company (A)	32,690	102,340
Saudi Marketing Company (A)	1,952	10,177
Saudi Pharmaceutical Industries & Medical Appliances Corp.	1,447	9,184
Saudi Public Transport Company (A)	3,653	16,874
Saudi Real Estate Company (A)	4,698	14,544
Saudi Reinsurance Company (A)	5,359	20,018
Saudi Research & Media Group (A)	1,347	68,940
Saudi Telecom Company	31,225	320,993
Saudia Dairy & Foodstuff Company	624	36,207
Seera Group Holding (A)	7,450	38,036
Sinad Holding Company (A)	1,612	4,804
Southern Province Cement Company	1,999	27,001
Tabuk Cement Company	2,710	11,173
The Company for Cooperative Insurance (A)	2,670	57,029
The National Agriculture Development Company (A)	1,158	7,288
46	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Saudi Arabia (continued)
The Qassim Cement Company	1,062	$17,905
The Saudi British Bank	13,370	146,374
The Saudi Investment Bank	12,910	64,834
The Saudi National Bank	8,618	118,660
The Savola Group	10,817	82,783
Umm Al-Qura Cement Company	2,052	9,338
United Electronics Company	1,527	30,244
United International Transportation Company	1,703	20,626
Walaa Cooperative Insurance Company (A)	1,753	6,340
Yamama Cement Company (A)	3,651	26,285
Yanbu Cement Company	2,788	27,380
Yanbu National Petrochemical Company	5,859	65,876
Zamil Industrial Investment Company (A)	3,557	15,948
Singapore 0.1%		110,562
BOC Aviation, Ltd. (B)	6,500	51,470
JOYY, Inc., ADR	1,940	59,092
South Africa 3.3%		5,481,294
Absa Group, Ltd.	16,689	200,122
Adcock Ingram Holdings, Ltd.	2,963	8,939
Advtech, Ltd.	30,094	32,399
AECI, Ltd.	4,099	21,923
African Rainbow Minerals, Ltd.	2,866	49,634
Afrimat, Ltd.	3,319	9,151
Alexander Forbes Group Holdings, Ltd.	42,430	12,020
Alviva Holdings, Ltd.	7,537	10,744
Anglo American Platinum, Ltd.	835	84,397
AngloGold Ashanti, Ltd.	7,245	132,241
AngloGold Ashanti, Ltd., ADR	878	16,094
Aspen Pharmacare Holdings, Ltd.	9,807	81,383
Astral Foods, Ltd.	1,655	16,167
AVI, Ltd.	10,986	47,135
Barloworld, Ltd.	12,459	75,528
Bid Corp., Ltd.	5,563	107,787
Blue Label Telecoms, Ltd. (A)	40,650	12,300
Capitec Bank Holdings, Ltd.	718	85,245
Cashbuild, Ltd.	822	9,317
Caxton & CTP Publishers & Printers, Ltd.	83,154	45,961
Clicks Group, Ltd.	5,074	87,290
Coronation Fund Managers, Ltd.	8,366	16,954
Curro Holdings, Ltd.	9,885	4,925
DataTec, Ltd.	9,705	17,542
Dis-Chem Pharmacies, Ltd. (B)	12,218	21,667
Discovery, Ltd. (A)	8,788	64,670
Distell Group Holdings, Ltd. (A)	2,740	27,736
DRDGOLD, Ltd.	25,471	16,285
Exxaro Resources, Ltd.	5,846	76,466
Famous Brands, Ltd.	2,192	7,578
FirstRand, Ltd.	57,934	225,159
Gold Fields, Ltd., ADR	25,603	285,473
Harmony Gold Mining Company, Ltd., ADR	29,967	105,184
Impala Platinum Holdings, Ltd.	15,653	190,240
Investec, Ltd.	8,259	49,849
Italtile, Ltd.	28,750	22,871
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	47

	Shares	Value
South Africa (continued)
JSE, Ltd.	3,574	$21,146
KAP Industrial Holdings, Ltd.	118,874	30,893
Kumba Iron Ore, Ltd.	1,308	36,953
Lewis Group, Ltd.	2,550	7,342
Life Healthcare Group Holdings, Ltd.	71,118	72,951
Metair Investments, Ltd.	12,087	19,351
MiX Telematics, Ltd., ADR	2,273	17,775
Momentum Metropolitan Holdings	57,013	60,128
Motus Holdings, Ltd.	8,289	56,583
Mpact, Ltd.	6,725	11,305
Mr. Price Group, Ltd.	5,773	56,424
MTN Group, Ltd.	48,580	398,096
MultiChoice Group	11,233	77,848
Murray & Roberts Holdings, Ltd. (A)	42,702	12,424
Naspers, Ltd., N Shares	380	58,240
Nedbank Group, Ltd.	6,426	84,941
Netcare, Ltd.	43,449	37,595
Ninety One, Ltd.	8,381	19,574
Northam Platinum Holdings, Ltd. (A)	7,939	91,635
Oceana Group, Ltd.	3,370	11,770
Old Mutual, Ltd.	136,247	87,521
Omnia Holdings, Ltd.	6,609	26,912
Pepkor Holdings, Ltd. (B)	59,863	77,051
Pick n Pay Stores, Ltd.	14,046	51,021
PPC, Ltd. (A)	113,640	17,329
PSG Konsult, Ltd.	35,031	24,108
Raubex Group, Ltd.	10,511	16,934
RCL Foods, Ltd.	10,269	6,265
Reunert, Ltd.	7,864	21,801
Royal Bafokeng Platinum, Ltd.	9,402	89,696
Sanlam, Ltd.	21,069	69,181
Santam, Ltd.	2,711	41,241
Sappi, Ltd. (A)	38,495	109,474
Sasol, Ltd.	12,285	213,587
Shoprite Holdings, Ltd.	8,251	121,451
Sibanye Stillwater, Ltd., ADR	19,279	216,118
Southern Sun, Ltd. (A)	52,665	13,171
Standard Bank Group, Ltd.	19,366	203,808
Sun International, Ltd.	5,842	12,117
Super Group, Ltd.	21,896	33,699
Telkom SA SOC, Ltd. (A)	16,120	32,537
The Bidvest Group, Ltd.	6,674	89,754
The Foschini Group, Ltd.	16,351	99,683
The SPAR Group, Ltd.	5,566	43,082
Tiger Brands, Ltd.	4,747	53,547
Transaction Capital, Ltd.	12,485	27,719
Truworths International, Ltd.	12,341	40,885
Tsogo Sun Gaming, Ltd.	15,051	11,090
Vodacom Group, Ltd.	7,695	56,042
Wilson Bayly Holmes-Ovcon, Ltd. (A)	3,159	17,476
Woolworths Holdings, Ltd.	25,117	95,644
South Korea 12.2%		20,033,157
Able C&C Company, Ltd. (A)	359	1,396
48	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
South Korea (continued)
Advanced Nano Products Company, Ltd.	328	$22,367
Advanced Process Systems Corp.	1,012	14,957
Aekyung Chemical Company, Ltd.	1,138	8,465
AfreecaTV Company, Ltd.	224	14,988
Ahnlab, Inc.	288	15,089
Ajin Industrial Company, Ltd. (A)	2,965	6,299
AK Holdings, Inc.	804	9,359
Alteogen, Inc. (A)	591	16,808
ALUKO Company, Ltd. (A)	3,314	7,990
Amorepacific Corp.	352	35,437
AMOREPACIFIC Group	998	24,259
Ananti, Inc. (A)	2,455	12,002
Aprogen Pharmaceuticals, Inc. (A)	18,480	7,159
Aprogen, Inc. (A)	16,243	8,534
APS Holdings Corp.	1,060	11,382
Asia Cement Company, Ltd.	1,937	15,066
Asia Paper Manufacturing Company, Ltd.	151	4,470
Atinum Investment Company, Ltd.	6,093	13,916
Austem Company, Ltd.	1,208	1,564
BGF Company, Ltd.	2,408	8,048
BGF retail Company, Ltd.	220	34,526
BH Company, Ltd.	1,811	36,599
Binex Company, Ltd. (A)	1,385	11,788
Binggrae Company, Ltd.	278	8,345
Bioneer Corp. (A)	843	21,685
BIT Computer Company, Ltd.	489	2,184
BNK Financial Group, Inc.	7,863	44,557
Boditech Med, Inc.	681	5,284
Bookook Securities Company, Ltd.	368	5,414
Boryung	912	7,451
Bosung Power Technology Company, Ltd. (A)	1,899	6,250
Bukwang Pharmaceutical Company, Ltd.	919	5,686
Byucksan Corp.	6,701	11,360
Cafe24 Corp. (A)	605	5,371
Capro Corp. (A)	6,498	11,011
Celltrion Healthcare Company, Ltd.	641	32,175
Celltrion Pharm, Inc. (A)	256	13,137
Celltrion, Inc.	737	99,911
Chabiotech Company, Ltd. (A)	1,250	13,305
Cheil Worldwide, Inc.	1,133	21,015
Chemtronics Company, Ltd.	1,041	14,291
Cheryong Electric Company, Ltd.	496	4,410
Choa Pharmaceutical Company (A)	887	1,597
Choil Aluminum Company, Ltd. (A)	12,301	19,837
Chong Kun Dang Pharmaceutical Corp.	415	26,563
Chongkundang Holdings Corp.	208	8,730
Chorokbaem Media Company, Ltd. (A)	888	8,195
Chosun Refractories Company, Ltd.	99	5,950
Chunbo Company, Ltd.	135	25,248
CJ CheilJedang Corp.	235	70,881
CJ Corp.	502	29,501
CJ ENM Company, Ltd.	412	26,600
CJ Logistics Corp. (A)	437	29,649
CMG Pharmaceutical Company, Ltd. (A)	4,018	6,475
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	49

	Shares	Value
South Korea (continued)
Com2uS Corp.	281	$13,503
Com2uS Holdings Corp. (A)	325	10,963
ContentreeJoongAng Corp. (A)	206	4,348
Coreana Cosmetics Company, Ltd. (A)	428	1,001
Cosmax, Inc.	460	21,544
CosmoAM&T Company, Ltd. (A)	491	24,059
Cosmochemical Company, Ltd. (A)	1,167	20,820
Coway Company, Ltd.	1,438	63,311
CrystalGenomics, Inc. (A)	2,100	5,855
CS Wind Corp.	504	29,696
CTC BIO, Inc. (A)	644	3,490
Cuckoo Holdings Company, Ltd.	645	7,958
Cuckoo Homesys Company, Ltd.	761	18,723
D.I Corp.	851	3,158
Daea TI Company, Ltd. (A)	1,930	5,702
Daechang Company, Ltd.	12,548	12,597
Daedong Corp.	657	6,364
Daeduck Electronics Company, Ltd.	1,054	18,983
Daehan Steel Company, Ltd.	1,190	11,866
Daejoo Electronic Materials Company, Ltd.	405	28,247
Daesang Corp.	1,153	18,755
Daesung Holdings Company, Ltd.	331	28,389
Daewon Cable Company, Ltd. (A)	2,197	2,163
Daewon Pharmaceutical Company, Ltd.	733	9,983
Daewoo Engineering & Construction Company, Ltd. (A)	7,816	30,696
Daewoong Company, Ltd.	971	15,122
Daewoong Pharmaceutical Company, Ltd.	135	15,269
Daihan Pharmaceutical Company, Ltd.	428	9,843
Daishin Securities Company, Ltd.	1,799	20,219
Danal Company, Ltd. (A)	1,829	8,094
Daol Investment & Securities Company, Ltd.	4,881	12,211
Daou Technology, Inc.	1,699	27,061
Dasan Networks, Inc. (A)	946	3,212
Dawonsys Company, Ltd.	1,186	15,893
DB Financial Investment Company, Ltd.	3,443	12,020
DB HiTek Company, Ltd.	1,632	56,614
DB Insurance Company, Ltd.	1,680	79,853
Dentium Company, Ltd.	535	36,281
Deutsch Motors, Inc.	2,653	13,153
DGB Financial Group, Inc.	6,891	41,753
DI Dong Il Corp.	1,331	16,597
Digital Daesung Company, Ltd.	3,558	20,113
DIO Corp. (A)	618	9,176
DL Construction Company, Ltd.	688	8,314
DL E&C Company, Ltd.	1,770	57,165
DL Holdings Company, Ltd.	706	37,302
Dong-A Socio Holdings Company, Ltd.	161	12,506
Dong-A ST Company, Ltd.	230	10,660
Dongbang Transport Logistics Company, Ltd. (A)	7,986	18,233
Dongjin Semichem Company, Ltd.	1,174	30,045
DongKook Pharmaceutical Company, Ltd.	903	11,024
Dongkuk Steel Mill Company, Ltd.	3,295	35,076
Dongsuh Companies, Inc.	1,160	18,986
Dongsung Chemical Company, Ltd.	982	3,448
50	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
South Korea (continued)
Dongsung Finetec Company, Ltd.	639	$5,530
Dongwha Enterprise Company, Ltd. (A)	429	21,663
Dongwon F&B Company, Ltd.	69	7,276
Dongwon Industries Company, Ltd.	510	18,281
Dongwon Systems Corp.	324	12,616
Doosan Bobcat, Inc.	1,640	44,890
Doosan Company, Ltd.	217	16,360
Doosan Enerbility Company, Ltd. (A)	2,496	32,343
Doosan Fuel Cell Company, Ltd. (A)	821	21,374
Doosan Tesna, Inc.	1,135	26,954
DoubleUGames Company, Ltd.	350	13,064
Douzone Bizon Company, Ltd.	422	11,663
Dreamtech Company, Ltd.	1,544	11,525
Duk San Neolux Company, Ltd. (A)	413	12,433
E1 Corp.	458	17,162
Easy Holdings Company, Ltd.	6,196	14,592
Ecopro BM Company, Ltd.	520	46,077
Ecopro Company, Ltd.	410	44,661
Ecopro HN Company, Ltd.	540	22,183
Ehwa Technologies Information Company, Ltd. (A)	6,572	3,621
Elentec Company, Ltd.	980	9,780
E-MART, Inc.	551	38,976
ENF Technology Company, Ltd.	543	9,742
Eo Technics Company, Ltd.	333	18,123
Estechpharma Company, Ltd.	422	2,441
Eugene Corp.	3,338	9,576
Eugene Investment & Securities Company, Ltd.	7,899	16,814
Eugene Technology Company, Ltd.	653	12,942
F&F Company, Ltd.	469	54,753
FarmStory Company, Ltd.	14,890	22,324
Fila Holdings Corp.	1,679	42,744
Fine Semitech Corp.	1,035	12,997
Foosung Company, Ltd.	1,456	14,996
GemVax & Kael Company, Ltd. (A)	1,519	14,975
Genexine, Inc. (A)	229	3,670
Geumhwa PSC Company, Ltd.	327	7,184
GNCO Company, Ltd. (A)	3,240	1,167
GOLFZON Company, Ltd.	153	12,962
Gradiant Corp.	512	5,589
Grand Korea Leisure Company, Ltd. (A)	1,534	19,952
Green Cross Corp.	117	11,593
Green Cross Holdings Corp.	976	12,985
GS Engineering & Construction Corp.	2,684	48,543
GS Holdings Corp.	1,742	64,748
GS Retail Company, Ltd.	1,349	30,773
HAESUNG DS Company, Ltd.	506	16,595
Han Kuk Carbon Company, Ltd.	1,873	17,154
Hana Financial Group, Inc.	6,877	235,208
Hana Materials, Inc.	766	20,974
Hana Micron, Inc. (A)	2,888	24,385
Hanall Biopharma Company, Ltd. (A)	1,203	13,208
Handok, Inc.	440	5,502
Handsome Company, Ltd.	592	11,759
Hanil Cement Company, Ltd.	1,300	12,333
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	51

	Shares	Value
South Korea (continued)
Hanil Hyundai Cement Company, Ltd.	101	$1,594
Hanjin Transportation Company, Ltd.	574	8,989
Hankook Shell Oil Company, Ltd.	51	9,731
Hankook Tire & Technology Company, Ltd.	1,665	43,485
Hanmi Pharm Company, Ltd.	123	24,592
Hanmi Semiconductor Company, Ltd.	2,656	27,781
HanmiGlobal Company, Ltd.	473	13,139
Hanon Systems	4,596	30,758
Hansae Company, Ltd.	698	8,548
Hansae Yes24 Holdings Company, Ltd.	769	2,982
Hanshin Construction Company, Ltd.	985	7,737
Hansol Chemical Company, Ltd.	257	41,841
Hansol Logistics Company, Ltd.	7,871	18,280
Hansol Paper Company, Ltd.	1,635	17,491
Hanssem Company, Ltd.	268	9,646
Hanwha Aerospace Company, Ltd.	526	29,180
Hanwha Corp.	1,297	28,969
Hanwha General Insurance Company, Ltd. (A)	6,667	21,591
Hanwha Investment & Securities Company, Ltd.	8,046	16,437
Hanwha Life Insurance Company, Ltd. (A)	11,044	21,340
Hanwha Solutions Corp. (A)	865	34,238
Hanyang Eng Company, Ltd.	1,161	13,775
Hanyang Securities Company, Ltd.	2	14
Harim Holdings Company, Ltd.	1,361	8,004
HB SOLUTION Company, Ltd. (A)	209	2,422
HD Hyundai Company, Ltd.	1,799	88,951
HDC Hyundai Development Co-Engineering & Construction, Series E	2,487	21,150
HDCLabs Company, Ltd.	262	1,568
Helixmith Company, Ltd. (A)	642	6,503
Hite Jinro Company, Ltd.	827	16,569
Hitejinro Holdings Company, Ltd.	1,133	8,951
HJ Magnolia Yongpyong Hotel & Resort Corp. (A)	1,056	2,936
HL Holdings Corp.	659	16,788
HL Mando Company, Ltd.	793	29,407
HLB, Inc. (A)	1,038	26,136
HMM Company, Ltd.	9,406	162,104
Homecast Company, Ltd. (A)	1,134	3,888
Hotel Shilla Company, Ltd.	893	50,183
HS Industries Company, Ltd.	3,265	10,100
Hugel, Inc. (A)	171	15,047
Huons Global Company, Ltd.	661	9,654
Huvis Corp.	1,370	5,400
Huvitz Company, Ltd.	672	5,554
Hwa Shin Company, Ltd.	1,306	9,237
Hwaseung Enterprise Company, Ltd.	2,793	20,157
HYBE Company, Ltd. (A)	159	17,631
Hy-Lok Corp.	1,283	22,604
Hyosung Advanced Materials Corp.	79	24,030
Hyosung Chemical Corp. (A)	80	7,737
Hyosung Corp.	244	14,269
Hyosung Heavy Industries Corp. (A)	67	4,368
Hyosung TNC Corp.	212	58,265
Hyundai BNG Steel Company, Ltd.	218	1,964
Hyundai Construction Equipment Company, Ltd.	833	38,448
52	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
South Korea (continued)
Hyundai Department Store Company, Ltd.	380	$17,554
Hyundai Doosan Infracore Company, Ltd. (A)	5,410	34,586
Hyundai Electric & Energy System Company, Ltd. (A)	1,095	35,459
Hyundai Elevator Company, Ltd.	946	21,635
Hyundai Engineering & Construction Company, Ltd.	1,374	43,431
Hyundai Glovis Company, Ltd.	630	85,465
Hyundai Greenfood Company, Ltd.	3,412	18,402
Hyundai Home Shopping Network Corp.	441	16,726
Hyundai Livart Furniture Company, Ltd.	1,313	10,289
Hyundai Marine & Fire Insurance Company, Ltd.	2,053	47,356
Hyundai Mipo Dockyard Company, Ltd. (A)	337	22,442
Hyundai Mobis Company, Ltd.	735	120,304
Hyundai Motor Company	2,517	327,917
Hyundai Rotem Company, Ltd. (A)	807	19,762
Hyundai Steel Company	3,142	82,210
Hyundai Wia Corp.	378	17,463
Hyupjin Company, Ltd. (A)(C)	724	2,459
IA, Inc. (A)	25,761	13,687
IHQ, Inc. (A)	4,680	2,563
Iljin Holdings Company, Ltd.	4,893	16,725
Iljin Materials Company, Ltd.	293	14,052
Ilyang Pharmaceutical Company, Ltd.	639	8,557
iMarketKorea, Inc.	1,567	12,335
Industrial Bank of Korea	7,253	62,083
Innocean Worldwide, Inc.	383	12,747
Innox Advanced Materials Company, Ltd.	866	19,470
Inscobee, Inc. (A)	4,497	5,604
Insun ENT Company, Ltd. (A)	1,874	13,532
INTOPS Company, Ltd.	657	15,191
Inzi Controls Company, Ltd.	2,349	15,668
IS Dongseo Company, Ltd.	614	16,146
i-SENS, Inc.	526	13,257
ISU Chemical Company, Ltd.	1,684	31,039
IsuPetasys Company, Ltd. (A)	1,612	7,928
Jahwa Electronics Company, Ltd. (A)	1,148	21,721
JB Financial Group Company, Ltd.	5,533	35,594
Jeil Savings Bank (A)(C)	1,850	0
Jeju Semiconductor Corp. (A)	5,245	15,860
Jusung Engineering Company, Ltd.	1,645	16,138
JVM Company, Ltd.	218	3,180
JYP Entertainment Corp.	663	30,987
Kakao Corp.	389	17,068
Kangwon Land, Inc. (A)	1,542	29,633
KAON Media Company, Ltd.	362	1,780
KB Financial Group, Inc.	8,772	348,316
KC Tech Company, Ltd.	460	5,864
KCC Corp.	117	21,532
KCC Engineering & Construction Company, Ltd.	812	3,669
KCC Glass Corp.	684	21,495
KEPCO Engineering & Construction Company, Inc.	302	14,114
KEPCO Plant Service & Engineering Company, Ltd.	870	22,990
Kespion Company, Ltd. (A)	8,120	7,801
KG Chemical Corp.	641	11,888
KG DONGBUSTEEL	2,195	15,304
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	53

	Shares	Value
South Korea (continued)
KG Eco Technology Service Company, Ltd.	1,715	$14,856
Kginicis Company, Ltd.	1,735	17,086
KGMobilians Company, Ltd.	1,431	6,554
KH Vatec Company, Ltd.	1,068	12,351
Kia Corp.	6,538	344,317
KISWIRE, Ltd.	633	11,601
KIWOOM Securities Company, Ltd.	454	32,209
KMW Company, Ltd. (A)	436	9,225
Koh Young Technology, Inc.	1,589	17,488
Kolmar BNH Company, Ltd.	589	10,866
Kolmar Korea Company, Ltd.	453	13,502
Kolmar Korea Holdings Company, Ltd.	571	6,759
Kolon Corp.	754	14,327
Kolon Industries, Inc.	1,245	44,080
KoMiCo, Ltd.	489	17,854
Korea Aerospace Industries, Ltd.	707	26,256
Korea Circuit Company, Ltd. (A)	877	9,837
Korea Electric Power Corp. (A)	3,750	59,457
Korea Electric Terminal Company, Ltd.	438	19,418
Korea Gas Corp.	863	23,032
Korea Investment Holdings Company, Ltd.	1,339	59,521
Korea Line Corp. (A)	8,922	14,857
Korea Petrochemical Industrial Company, Ltd.	150	18,711
Korea Real Estate Investment & Trust Company, Ltd.	13,600	14,521
Korea Shipbuilding & Offshore Engineering Company, Ltd. (A)	476	28,657
Korea United Pharm, Inc.	348	6,149
Korea Zinc Company, Ltd.	69	33,358
Korean Air Lines Company, Ltd. (A)	4,261	83,596
Korean Reinsurance Company	5,180	33,172
KPM Tech Company, Ltd. (A)	4,649	1,390
KPX Chemical Company, Ltd.	134	5,172
KSS LINE, Ltd.	1,928	14,111
KT Corp.	1,250	35,683
KT Skylife Company, Ltd.	2,656	17,421
KT&G Corp.	1,197	90,827
Kukdo Chemical Company, Ltd.	337	11,822
Kumho HT, Inc. (A)	18,438	14,532
Kumho Petrochemical Company, Ltd.	790	90,873
Kumho Tire Company, Inc. (A)	6,125	14,123
KUMHOE&C Company, Ltd.	1,164	7,245
Kwang Dong Pharmaceutical Company, Ltd.	1,959	9,113
KX Innovation Company, Ltd. (A)	1,202	6,088
Kyeryong Construction Industrial Company, Ltd.	1,232	18,585
Kyongbo Pharmaceutical Company, Ltd.	455	2,185
Kyung Dong Navien Company, Ltd.	334	9,379
Kyungdong Pharm Company, Ltd.	2,317	13,940
Kyung-In Synthetic Corp.	2,294	8,590
L&C Bio Company, Ltd.	662	12,078
L&F Company, Ltd. (A)	164	28,279
LB Semicon, Inc.	1,498	9,218
LEENO Industrial, Inc.	261	34,623
LF Corp.	1,828	22,502
LG Chem, Ltd.	388	221,483
LG Corp.	1,242	80,097
54	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
South Korea (continued)
LG Display Company, Ltd.	2,310	$25,780
LG Display Company, Ltd., ADR	18,489	104,648
LG Electronics, Inc.	3,249	245,168
LG H&H Company, Ltd.	123	62,071
LG HelloVision Company, Ltd.	2,843	11,216
LG Innotek Company, Ltd.	294	70,883
LG Uplus Corp.	6,774	62,621
LIG Nex1 Company, Ltd.	395	27,921
Lock&Lock Company, Ltd.	920	4,607
Lotte Chemical Corp.	198	27,952
Lotte Chilsung Beverage Company, Ltd.	242	29,079
Lotte Confectionery Company, Ltd.	206	20,264
Lotte Corp.	417	10,478
LOTTE Fine Chemical Company, Ltd.	703	33,673
LOTTE Himart Company, Ltd.	604	6,201
Lotte Non-Life Insurance Company, Ltd. (A)	7,292	8,553
Lotte Shopping Company, Ltd.	386	25,088
LS Corp.	565	32,677
LS Electric Company, Ltd.	593	26,292
LX Hausys, Ltd.	473	13,001
LX Holdings Corp. (A)	2,817	20,270
LX International Corp.	1,440	45,375
LX Semicon Company, Ltd.	383	26,133
Macquarie Korea Infrastructure Fund	6,502	56,060
Maeil Dairies Company, Ltd.	256	9,678
Maeil Holdings Company, Ltd.	480	3,248
Mcnex Company, Ltd.	678	15,472
Medytox, Inc.	349	32,018
Meerecompany, Inc.	81	1,293
MegaStudyEdu Company, Ltd.	501	29,994
Meritz Financial Group, Inc.	1,469	42,800
Meritz Fire & Marine Insurance Company, Ltd.	1,030	36,404
Meritz Securities Company, Ltd.	15,768	70,927
MiCo, Ltd.	1,727	12,572
Mirae Asset Life Insurance Company, Ltd.	6,888	14,824
Mirae Asset Securities Company, Ltd.	7,370	37,614
Mirae Asset Venture Investment Company, Ltd.	2,606	9,221
Miwon Commercial Company, Ltd.	98	12,789
MK Electron Company, Ltd.	1,378	11,710
Multicampus Company, Ltd.	178	5,065
MyungMoon Pharm Company, Ltd. (A)	1,061	2,189
Namhae Chemical Corp.	1,084	7,580
Namsun Aluminum Company, Ltd. (A)	7,722	15,115
NAVER Corp.	424	61,634
NCSoft Corp.	137	49,629
Neowiz (A)	886	27,685
NEOWIZ HOLDINGS Corp.	409	10,494
NEPES Corp. (A)	486	7,272
Netmarble Corp. (B)	924	34,747
Nexen Tire Corp.	4,056	21,762
NEXTIN, Inc.	476	20,155
NH Investment & Securities Company, Ltd.	5,819	42,947
NHN Corp. (A)	718	13,623
NHN KCP Corp. (A)	1,233	13,300
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	55

	Shares	Value
South Korea (continued)
NICE Holdings Company, Ltd.	1,125	$10,759
Nice Information & Telecommunication, Inc.	598	12,395
NICE Information Service Company, Ltd.	1,825	17,939
Nong Woo Bio Company, Ltd.	564	3,855
NongShim Company, Ltd.	120	30,091
NOROO Paint & Coatings Company, Ltd.	430	2,774
OCI Company, Ltd.	858	63,123
OPTUS Pharmaceutical Company, Ltd.	549	2,634
Orion Corp.	648	58,189
Orion Holdings Corp.	1,265	14,785
Osstem Implant Company, Ltd.	379	32,406
Osung Advanced Materials Company, Ltd. (A)	5,009	7,177
Ottogi Corp.	37	12,550
Pan Ocean Company, Ltd.	14,756	61,385
Paradise Company, Ltd. (A)	1,307	17,307
Partron Company, Ltd.	1,950	13,188
Pearl Abyss Corp. (A)	412	13,876
People & Technology, Inc.	844	32,655
PharmaResearch Company, Ltd.	170	8,785
Pharmicell Company, Ltd. (A)	1,235	9,660
PI Advanced Materials Company, Ltd.	558	13,813
Poongsan Corp.	1,263	29,385
POSCO Chemical Company, Ltd.	178	30,066
POSCO Holdings, Inc.	1,627	372,421
Posco International Corp.	2,195	40,442
PSK, Inc.	1,312	18,220
Pulmuone Company, Ltd.	814	6,890
RFHIC Corp.	601	10,727
S-1 Corp.	411	20,103
Sajodaerim Corp.	926	18,082
Sam Chun Dang Pharm Company, Ltd. (A)	567	19,678
Sam Young Electronics Company, Ltd.	1,240	9,157
Sam Yung Trading Company, Ltd.	901	8,905
Samchully Company, Ltd.	63	18,217
Samick THK Company, Ltd.	534	5,367
Samji Electronics Company, Ltd.	2,081	13,932
Samjin Pharmaceutical Company, Ltd.	502	9,988
Samkee Corp.	5,031	16,925
SAMPYO Cement Company, Ltd.	2,549	7,721
Samsung Biologics Company, Ltd. (A)(B)	38	25,845
Samsung C&T Corp.	475	44,559
Samsung Card Company, Ltd.	1,362	33,546
Samsung Electro-Mechanics Company, Ltd.	1,476	161,575
Samsung Electronics Company, Ltd.	72,439	3,480,618
Samsung Electronics Company, Ltd., GDR	1,192	1,415,923
Samsung Engineering Company, Ltd. (A)	1,667	31,517
Samsung Fire & Marine Insurance Company, Ltd.	874	137,184
Samsung Heavy Industries Company, Ltd. (A)	6,406	25,629
Samsung Life Insurance Company, Ltd.	1,023	57,429
Samsung SDI Company, Ltd.	258	145,648
Samsung SDS Company, Ltd.	458	44,752
Samsung Securities Company, Ltd.	1,690	45,735
SAMT Company, Ltd.	6,335	13,474
Samwha Capacitor Company, Ltd.	526	14,149
56	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
South Korea (continued)
Samyang Corp.	253	$7,558
Samyang Foods Company, Ltd.	292	24,942
Samyang Holdings Corp.	267	13,612
Sangsangin Company, Ltd.	3,162	15,020
SaraminHR Company, Ltd.	326	6,982
Seah Besteel Holdings Corp.	1,462	21,600
SeAH Holdings Corp.	61	5,006
SeAH Steel Corp.	195	22,542
SeAH Steel Holdings Corp.	93	12,477
Sebang Company, Ltd.	1,127	22,765
Sebang Global Battery Company, Ltd.	496	18,453
Seegene, Inc.	2,115	49,507
Sejong Industrial Company, Ltd.	995	4,523
Seojin System Company, Ltd.	1,392	17,557
Seoul Semiconductor Company, Ltd.	1,598	13,685
SEOWONINTECH Company, Ltd.	540	2,495
Seoyon Company, Ltd.	2,013	12,656
Seoyon E-Hwa Company, Ltd.	105	749
Sewon E&C Company, Ltd. (A)	4,490	2,812
SFA Engineering Corp.	833	25,619
SFA Semicon Company, Ltd. (A)	2,349	8,194
SGC Energy Company, Ltd.	730	19,566
SGC eTec E&C Company, Ltd.	158	5,001
SH Energy & Chemical Company, Ltd.	2,681	1,942
Shin Poong Pharmaceutical Company, Ltd. (A)	207	3,453
Shinhan Financial Group Company, Ltd.	11,393	330,285
Shinsegae Engineering & Construction Company, Ltd.	261	3,608
Shinsegae Food Company, Ltd.	221	8,418
Shinsegae International, Inc.	545	10,152
Shinsegae, Inc.	209	33,800
Shinsung Delta Tech Company, Ltd.	2,414	19,031
Shinsung E&G Company, Ltd. (A)	12,585	18,663
Shinyoung Securities Company, Ltd.	377	16,637
SIMMTECH Company, Ltd.	552	14,268
SIMMTECH HOLDINGS Company, Ltd.	4,459	12,000
SIMPAC, Inc.	4,651	20,768
SK Chemicals Company, Ltd.	152	10,378
SK D&D Company, Ltd.	481	8,449
SK Discovery Company, Ltd.	404	9,938
SK Gas, Ltd.	234	22,859
SK Hynix, Inc.	14,546	960,036
SK Innovation Company, Ltd. (A)	1,437	198,824
SK Networks Company, Ltd.	9,038	29,205
SK Securities Company, Ltd.	33,889	17,935
SK Telecom Company, Ltd.	1,762	67,177
SK, Inc.	1,063	179,419
SKC Company, Ltd.	361	31,312
SL Corp.	916	19,787
SM Entertainment Company, Ltd.	668	40,925
S-MAC Company, Ltd. (A)	4,732	5,880
SNT Holdings Company, Ltd.	302	3,650
SNT Motiv Company, Ltd.	643	22,059
S-Oil Corp.	1,221	80,840
Solid, Inc. (A)	2,651	11,116
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	57

	Shares	Value
South Korea (continued)
SOLUM Company, Ltd. (A)	1,423	$19,865
Solus Advanced Materials Company, Ltd.	459	13,880
Songwon Industrial Company, Ltd.	862	11,702
Soulbrain Company, Ltd.	162	26,630
Soulbrain Holdings Company, Ltd.	248	5,219
Spigen Korea Company, Ltd.	296	7,783
SSANGYONG C&E Company, Ltd.	4,522	20,573
ST Pharm Company, Ltd.	358	21,111
STIC Investments, Inc.	1,746	7,999
Studio Dragon Corp. (A)	258	14,428
Suheung Company, Ltd.	579	14,341
Sun Kwang Company, Ltd.	390	37,393
Sung Kwang Bend Company, Ltd.	1,291	14,998
Sungshin Cement Company, Ltd.	1,538	13,406
Sungwoo Hitech Company, Ltd.	6,093	28,223
Sunjin Company, Ltd.	1,060	6,943
Sunny Electronics Corp. (A)	1,058	2,009
Suprema, Inc. (A)	225	4,296
SY Company, Ltd. (A)	1,552	5,526
Systems Technology, Inc.	946	10,068
Tae Kyung Industrial Company, Ltd.	604	3,340
Taekwang Industrial Company, Ltd.	15	8,458
Taeyoung Engineering & Construction Company, Ltd.	2,164	8,242
Taihan Electric Wire Company, Ltd. (A)	22,026	28,699
Taihan Fiberoptics Company, Ltd. (A)	8,404	19,421
TechWing, Inc.	2,472	12,394
Telechips, Inc.	1,208	12,078
TES Company, Ltd.	818	11,187
Theragen Etex Company, Ltd. (A)	1,048	3,328
TK Corp.	1,251	17,172
TKG Huchems Company, Ltd.	1,256	20,750
Tokai Carbon Korea Company, Ltd.	189	15,547
Tongyang Life Insurance Company, Ltd.	3,769	15,879
Toptec Company, Ltd. (A)	1,541	9,337
TY Holdings Company, Ltd. (A)	1,334	12,557
TYM Corp.	13,308	26,560
Uju Electronics Company, Ltd.	578	7,302
Unid Company, Ltd.	170	12,813
UNIDBTPLUS Company, Ltd. (A)	267	1,288
Union Semiconductor Equipment & Materials Company, Ltd.	1,777	9,526
Uniquest Corp.	1,605	10,825
Unison Company, Ltd. (A)	8,470	11,694
Value Added Technology Company, Ltd.	533	13,179
Webzen, Inc. (A)	1,268	16,195
Whanin Pharmaceutical Company, Ltd.	637	8,503
Winix, Inc.	1,393	11,557
WiSoL Company, Ltd.	1,676	9,132
WIZIT Company, Ltd. (A)	3,288	1,877
WONIK CUBE Corp. (A)	1,133	2,146
Wonik Holdings Company, Ltd. (A)	3,450	9,334
WONIK IPS Company, Ltd.	1,338	29,452
WONIK PNE Company, Ltd. (A)	1,296	9,021
Wonik QnC Corp.	792	16,624
Woori Financial Group, Inc.	11,908	118,960
58	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
South Korea (continued)
Woori Investment Bank Company, Ltd.	16,599	$9,961
Woori Technology, Inc. (A)	3,129	3,543
Woorison F&G Company, Ltd.	2,437	3,360
Y G-1 Company, Ltd.	1,316	7,353
YG Entertainment, Inc.	319	10,821
YJM Games Company, Ltd. (A)	1,588	1,767
Youlchon Chemical Company, Ltd.	1,067	26,729
Youngone Corp.	961	35,016
Youngone Holdings Company, Ltd.	249	10,787
Yuanta Securities Korea Company, Ltd.	8,310	17,207
Yuhan Corp.	870	38,889
Yungjin Pharmaceutical Company, Ltd. (A)	3,547	8,887
Zinus, Inc.	1,265	31,200
Spain 0.0%		11,025
AmRest Holdings SE (A)	2,461	11,025
Taiwan 15.8%		25,899,059
Abico Avy Company, Ltd. (A)	11,089	7,342
Ability Enterprise Company, Ltd.	24,000	17,492
AcBel Polytech, Inc.	18,000	17,744
Accton Technology Corp.	7,796	69,371
Acer, Inc.	116,510	93,506
ACES Electronic Company, Ltd.	11,000	11,626
Acter Group Corp., Ltd.	3,394	11,127
Addcn Technology Company, Ltd.	2,366	13,974
Advanced Ceramic X Corp.	2,000	12,177
Advanced Energy Solution Holding Company, Ltd.	1,000	26,799
Advanced International Multitech Company, Ltd.	8,000	25,740
Advanced Wireless Semiconductor Company	4,000	9,940
Advantech Company, Ltd.	3,738	40,689
Aerospace Industrial Development Corp.	11,000	11,971
AGV Products Corp.	59,000	20,193
ALI Corp. (A)	19,000	13,468
Allied Supreme Corp.	2,000	21,247
Allis Electric Company, Ltd.	4,200	4,003
Alltek Technology Corp.	11,445	13,118
Alltop Technology Company, Ltd.	2,000	8,239
Altek Corp.	10,000	12,367
Amazing Microelectronic Corp.	4,740	15,179
AMPOC Far-East Company, Ltd.	7,000	9,630
AmTRAN Technology Company, Ltd.	18,900	5,970
Anpec Electronics Corp.	3,000	13,012
Apex Biotechnology Corp.	8,060	6,400
Apex International Company, Ltd.	9,000	17,720
Arcadyan Technology Corp.	8,898	30,428
Ardentec Corp.	19,363	31,655
ASE Technology Holding Company, Ltd., ADR	44,610	303,348
Asia Cement Corp.	53,608	72,034
Asia Optical Company, Inc.	9,710	21,008
Asia Pacific Telecom Company, Ltd. (A)	116,666	23,459
Asia Polymer Corp.	29,994	28,119
Asia Vital Components Company, Ltd.	10,667	39,741
ASIX Electronics Corp.	5,000	18,967
ASMedia Technology, Inc.	1,000	24,575
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	59

	Shares	Value
Taiwan (continued)
ASPEED Technology, Inc.	1,100	$76,485
ASROCK, Inc.	3,000	12,871
Asustek Computer, Inc.	17,528	152,355
Aten International Company, Ltd.	4,000	10,039
Audix Corp.	6,000	10,268
AUO Corp.	240,800	127,034
AURAS Technology Company, Ltd.	3,000	15,382
Aurora Corp.	4,000	10,197
Bank of Kaohsiung Company, Ltd.	43,580	18,198
Basso Industry Corp.	8,700	11,818
BenQ Materials Corp.	23,000	24,619
BES Engineering Corp.	45,200	12,159
Bizlink Holding, Inc.	4,064	33,407
Bora Pharmaceuticals Company, Ltd.	1,401	20,505
Brighton-Best International Taiwan, Inc.	28,000	32,971
C Sun Manufacturing, Ltd.	8,240	12,279
Capital Securities Corp.	64,826	24,853
Career Technology MFG. Company, Ltd. (A)	29,599	26,818
Castles Technology Company, Ltd.	10,000	22,271
Caswell, Inc.	3,000	9,721
Catcher Technology Company, Ltd.	16,000	95,441
Cathay Financial Holding Company, Ltd.	155,161	220,803
Cathay Real Estate Development Company, Ltd.	19,000	9,573
Center Laboratories, Inc.	18,902	27,362
Central Reinsurance Company, Ltd.	17,000	10,591
Century Iron & Steel Industrial Company, Ltd.	5,000	13,892
Chailease Holding Company, Ltd.	36,674	242,063
Chang Hwa Commercial Bank, Ltd.	79,528	45,290
Chang Wah Electromaterials, Inc.	14,090	14,780
Chang Wah Technology Company, Ltd.	17,500	18,742
Channel Well Technology Company, Ltd.	7,000	6,285
Charoen Pokphand Enterprise	12,611	32,314
CHC Resources Corp.	7,000	10,411
Chen Full International Company, Ltd. (A)	14,000	17,746
Chenbro Micom Company, Ltd.	7,000	16,611
Cheng Loong Corp.	47,480	41,907
Cheng Mei Materials Technology Corp. (A)	46,050	15,101
Cheng Shin Rubber Industry Company, Ltd.	41,031	46,754
Cheng Uei Precision Industry Company, Ltd.	16,000	20,595
Chia Chang Company, Ltd.	10,000	11,826
Chia Hsin Cement Corp.	17,089	9,869
Chicony Electronics Company, Ltd.	12,455	33,740
Chicony Power Technology Company, Ltd.	12,305	28,865
Chief Telecom, Inc.	3,000	27,265
Chieftek Precision Company, Ltd.	7,700	19,289
China Airlines, Ltd.	119,820	71,499
China Bills Finance Corp.	43,000	21,128
China Development Financial Holding Corp.	392,192	171,227
China Electric Manufacturing Corp.	35,000	16,933
China General Plastics Corp.	13,690	9,968
China Man-Made Fiber Corp. (A)	59,001	16,834
China Metal Products Company, Ltd.	14,966	14,457
China Motor Corp.	10,000	18,886
China Petrochemical Development Corp.	171,683	58,196
60	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Taiwan (continued)
China Steel Chemical Corp.	6,000	$21,322
China Steel Corp.	243,038	230,712
Ching Feng Home Fashions Company, Ltd.	11,000	6,307
Chin-Poon Industrial Company, Ltd.	13,642	14,226
Chipbond Technology Corp.	33,000	62,724
ChipMOS Technologies, Inc.	37,638	41,510
Chong Hong Construction Company, Ltd.	5,024	11,741
Chroma ATE, Inc.	6,440	42,015
Chun Yuan Steel Industry Company, Ltd.	33,381	17,285
Chung Hung Steel Corp.	50,226	39,302
Chung Hwa Food Industrial Company, Ltd.	3,000	9,772
Chung-Hsin Electric & Machinery Manufacturing Corp.	22,000	42,397
Chunghwa Precision Test Tech Company, Ltd.	1,000	17,113
Chunghwa Telecom Company, Ltd.	34,000	125,151
Cleanaway Company, Ltd.	6,000	33,609
Clevo Company	17,120	17,738
CMC Magnetics Corp. (A)	27,448	6,414
Compal Electronics, Inc.	97,895	68,937
Compeq Manufacturing Company, Ltd.	33,000	53,758
Concord Securities Company, Ltd.	38,000	12,534
Continental Holdings Corp.	12,950	12,621
Coremax Corp.	3,990	13,454
Coretronic Corp.	17,000	32,188
Co-Tech Development Corp.	9,000	16,108
CSBC Corp. Taiwan (A)	14,000	9,097
CTBC Financial Holding Company, Ltd.	426,967	320,737
CTCI Corp.	17,000	22,459
CyberPower Systems, Inc.	4,000	14,403
CyberTAN Technology, Inc.	23,000	19,052
DA CIN Construction Company, Ltd.	11,000	10,847
Da-Li Development Company, Ltd.	17,000	16,031
Darfon Electronics Corp.	7,000	9,162
Daxin Materials Corp.	9,000	20,145
Delta Electronics, Inc.	8,253	81,612
Depo Auto Parts Industrial Company, Ltd.	8,000	19,650
Dimerco Data System Corp.	6,300	13,800
Dimerco Express Corp.	6,000	14,300
D-Link Corp. (A)	19,004	9,330
Dynamic Holding Company, Ltd.	31,000	17,556
Dynapack International Technology Corp.	5,000	12,135
E Ink Holdings, Inc.	4,000	23,985
E.Sun Financial Holding Company, Ltd.	123,628	99,880
Eastern Media International Corp.	27,300	18,968
Eclat Textile Company, Ltd.	2,532	38,044
ECOVE Environment Corp.	3,000	23,953
Edom Technology Company, Ltd.	10,000	9,159
Egis Technology, Inc.	4,000	8,519
Elan Microelectronics Corp.	16,400	48,236
E-LIFE MALL Corp.	6,000	15,781
Elite Advanced Laser Corp.	9,000	11,781
Elite Material Company, Ltd.	7,831	49,184
Elite Semiconductor Microelectronics Technology, Inc.	7,000	16,907
Elitegroup Computer Systems Company, Ltd. (A)	15,000	11,020
eMemory Technology, Inc.	1,000	48,804
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	61

	Shares	Value
Taiwan (continued)
Ennoconn Corp.	3,000	$20,292
Ennostar, Inc.	17,605	27,156
EnTie Commercial Bank Company, Ltd.	52,000	24,949
Episil Technologies, Inc.	8,000	26,084
Episil-Precision, Inc.	7,000	18,184
Eris Technology Corp.	3,000	17,848
Eternal Materials Company, Ltd.	33,217	35,955
Etron Technology, Inc.	9,448	14,231
Eva Airways Corp.	110,332	101,774
Everest Textile Company, Ltd. (A)	50,000	11,696
Evergreen International Storage & Transport Corp.	15,320	14,326
Evergreen Marine Corp. Taiwan, Ltd.	29,672	159,302
Evergreen Steel Corp.	12,000	20,561
Everlight Chemical Industrial Corp.	26,000	16,251
Everlight Electronics Company, Ltd.	16,000	19,598
Excelsior Medical Company, Ltd.	11,000	23,231
Far Eastern Department Stores, Ltd.	54,558	34,847
Far Eastern International Bank	129,418	46,104
Far Eastern New Century Corp.	59,878	63,376
Far EasTone Telecommunications Company, Ltd.	25,000	55,202
Faraday Technology Corp.	8,000	44,744
Farglory F T Z Investment Holding Company, Ltd.	11,000	19,763
Farglory Land Development Company, Ltd.	17,526	31,109
Federal Corp. (A)	21,137	14,756
Feng Hsin Steel Company, Ltd.	17,000	37,022
Feng TAY Enterprise Company, Ltd.	8,494	51,906
First Financial Holding Company, Ltd.	159,880	136,470
First Hotel	14,923	7,026
First Steamship Company, Ltd. (A)	31,479	8,920
Fitipower Integrated Technology, Inc.	6,000	24,801
Fittech Company, Ltd.	3,000	9,077
FLEXium Interconnect, Inc. (A)	14,352	50,134
Flytech Technology Company, Ltd.	6,125	13,884
Formosa Advanced Technologies Company, Ltd.	9,000	11,612
Formosa Chemicals & Fibre Corp.	48,440	119,931
Formosa International Hotels Corp.	4,000	30,867
Formosa Laboratories, Inc.	9,000	17,673
Formosa Petrochemical Corp.	12,000	33,066
Formosa Plastics Corp.	43,880	128,705
Formosa Sumco Technology Corp.	2,000	10,402
Formosa Taffeta Company, Ltd.	32,000	27,790
Formosan Rubber Group, Inc.	18,180	13,183
Formosan Union Chemical	26,000	19,705
Foxconn Technology Company, Ltd.	21,617	36,745
Foxsemicon Integrated Technology, Inc.	2,427	15,263
Froch Enterprise Company, Ltd.	32,000	23,837
FSP Technology, Inc.	8,000	10,038
Fubon Financial Holding Company, Ltd.	143,175	284,377
Fulgent Sun International Holding Company, Ltd.	4,112	20,306
Fulltech Fiber Glass Corp.	34,357	14,164
Fusheng Precision Company, Ltd.	5,000	35,199
Fwusow Industry Company, Ltd.	21,000	13,128
G Shank Enterprise Company, Ltd.	8,000	12,675
Gallant Precision Machining Company, Ltd.	14,000	12,872
62	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Taiwan (continued)
Gamania Digital Entertainment Company, Ltd.	7,000	$15,267
GEM Services, Inc.	7,000	15,989
Gemtek Technology Corp.	26,496	24,764
General Interface Solution Holding, Ltd.	14,000	40,727
Genius Electronic Optical Company, Ltd.	2,952	38,364
GeoVision, Inc.	1,703	2,480
Getac Holdings Corp.	20,000	27,815
GFC, Ltd.	6,000	13,325
Giant Manufacturing Company, Ltd.	6,217	46,712
Gigabyte Technology Company, Ltd.	17,719	63,151
Gigastorage Corp. (A)	21,000	12,950
Global Brands Manufacture, Ltd.	14,362	14,137
Global Mixed Mode Technology, Inc.	7,000	33,854
Global PMX Company, Ltd.	2,000	10,670
Global Unichip Corp.	2,000	48,396
Globalwafers Company, Ltd.	4,000	62,118
Globe Union Industrial Corp. (A)	22,000	9,752
Gloria Material Technology Corp.	22,000	23,767
Gold Circuit Electronics, Ltd.	8,100	25,924
Goldsun Building Materials Company, Ltd.	52,208	43,200
Gourmet Master Company, Ltd.	4,000	15,927
Grand Pacific Petrochemical	48,000	32,591
Grand Process Technology Corp.	2,000	15,615
Grape King Bio, Ltd.	7,000	32,211
Great Taipei Gas Company, Ltd.	25,000	25,488
Great Tree Pharmacy Company, Ltd.	3,771	37,007
Great Wall Enterprise Company, Ltd.	26,287	38,030
Greatek Electronics, Inc.	24,000	38,345
Gudeng Precision Industrial Company, Ltd.	3,000	24,191
Hannstar Board Corp.	23,213	26,008
HannStar Display Corp.	58,980	22,063
HannsTouch Solution, Inc.	42,000	12,993
Hey Song Corp.	18,250	19,496
Highlight Tech Corp.	7,000	11,323
Highwealth Construction Corp.	27,994	40,730
Hitron Technology, Inc.	8,267	7,354
Hiwin Technologies Corp.	7,083	43,230
Hiyes International Company, Ltd.	7,000	14,353
Ho Tung Chemical Corp.	55,773	15,849
Holtek Semiconductor, Inc.	5,000	11,659
Holy Stone Enterprise Company, Ltd.	7,000	20,525
Hon Hai Precision Industry Company, Ltd.	130,352	426,810
Hong TAI Electric Industrial	29,000	15,676
Horizon Securities Company, Ltd.	43,460	14,283
Hotai Finance Company, Ltd.	4,000	13,312
Hotai Motor Company, Ltd.	2,000	42,435
Hsin Kuang Steel Company, Ltd.	9,000	11,182
HTC Corp. (A)	16,700	31,826
Hu Lane Associate, Inc.	3,000	15,338
HUA ENG Wire & Cable Company, Ltd.	36,000	17,435
Hua Nan Financial Holdings Company, Ltd.	115,398	85,455
Huaku Development Company, Ltd.	12,353	35,737
Huang Hsiang Construction Corp.	10,000	13,926
Hung Ching Development & Construction Company, Ltd.	14,000	9,819
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	63

	Shares	Value
Taiwan (continued)
IBF Financial Holdings Company, Ltd.	92,070	$34,388
Ichia Technologies, Inc.	19,000	11,208
Infortrend Technology, Inc.	36,000	23,180
Innodisk Corp.	2,676	16,409
Innolux Corp.	325,998	132,806
Inpaq Technology Company, Ltd.	6,650	11,249
Integrated Service Technology, Inc.	9,000	23,024
International CSRC Investment Holdings Company	35,797	24,394
International Games System Company, Ltd.	4,000	50,802
Inventec Corp.	49,705	40,109
ITE Technology, Inc.	6,000	14,067
ITEQ Corp.	12,626	31,523
Jentech Precision Industrial Company, Ltd.	2,199	27,434
Jourdeness Group, Ltd.	3,000	6,782
Kaimei Electronic Corp.	2,292	4,384
Kedge Construction Company, Ltd.	7,700	12,587
Keding Enterprises Company, Ltd.	5,000	21,112
KEE TAI Properties Company, Ltd.	24,973	10,061
Kenda Rubber Industrial Company, Ltd.	17,947	18,289
Kenmec Mechanical Engineering Company, Ltd. (A)	18,000	15,368
Kerry TJ Logistics Company, Ltd.	9,000	10,924
Keystone Microtech Corp.	2,000	14,175
Kindom Development Company, Ltd.	29,000	27,037
King Slide Works Company, Ltd.	2,000	26,957
King Yuan Electronics Company, Ltd.	67,762	78,772
King’s Town Bank Company, Ltd.	37,000	41,962
Kinik Company	6,000	22,176
Kinpo Electronics, Inc.	52,724	24,144
Kinsus Interconnect Technology Corp.	16,000	64,952
KMC Kuei Meng International, Inc.	3,000	15,066
KNH Enterprise Company, Ltd.	22,000	12,481
KS Terminals, Inc.	7,000	16,941
Kung Long Batteries Industrial Company, Ltd.	3,000	13,437
Kung Sing Engineering Corp. (A)	37,000	7,911
Kwong Lung Enterprise Company, Ltd.	7,000	13,177
L&K Engineering Company, Ltd.	11,000	12,151
LandMark Optoelectronics Corp.	2,000	7,809
Lanner Electronics, Inc.	11,000	34,330
Largan Precision Company, Ltd.	1,000	75,346
Lealea Enterprise Company, Ltd.	28,863	9,999
Lelon Electronics Corp.	10,000	18,497
Lian HWA Food Corp.	7,770	18,904
Lida Holdings, Ltd.	4,640	4,417
Lien Hwa Industrial Holdings Corp.	14,814	24,640
Lingsen Precision Industries, Ltd.	26,000	12,179
Lite-On Technology Corp.	44,250	94,436
Long Da Construction & Development Corp.	21,000	15,490
Longchen Paper & Packaging Company, Ltd.	46,265	24,749
Lotes Company, Ltd.	1,199	33,957
Lotus Pharmaceutical Company, Ltd. (A)	5,000	39,996
Lumax International Corp., Ltd.	6,169	14,101
Lung Yen Life Service Corp.	14,000	16,978
Macauto Industrial Company, Ltd.	6,000	11,981
Machvision, Inc.	2,079	9,420
64	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Taiwan (continued)
Macroblock, Inc.	3,000	$10,306
Macronix International Company, Ltd.	55,706	63,317
Makalot Industrial Company, Ltd.	3,247	24,720
Marketech International Corp.	4,000	15,785
Materials Analysis Technology, Inc.	5,000	23,362
Mechema Chemicals International Corp.	5,000	18,653
MediaTek, Inc.	28,000	676,587
Medigen Biotechnology Corp. (A)	9,000	10,253
Medigen Vaccine Biologics Corp. (A)	4,448	11,778
Mega Financial Holding Company, Ltd.	104,069	108,384
Meiloon Industrial Company	27,000	16,567
Mercuries & Associates Holding, Ltd.	15,150	7,930
Mercuries Life Insurance Company, Ltd. (A)	100,162	19,651
Merida Industry Company, Ltd.	3,162	19,136
Merry Electronics Company, Ltd.	6,128	17,608
Micro-Star International Company, Ltd.	27,488	110,779
Mildef Crete, Inc.	4,000	5,727
Mirle Automation Corp.	15,000	18,353
Mitac Holdings Corp.	38,448	37,237
momo.com, Inc.	1,560	30,776
MOSA Industrial Corp.	12,000	9,737
MPI Corp.	6,000	23,549
Namchow Holdings Company, Ltd.	12,000	17,593
Nan Ya Plastics Corp.	53,860	134,713
Nan Ya Printed Circuit Board Corp.	9,000	80,591
Nantex Industry Company, Ltd.	26,039	32,926
Nanya Technology Corp.	38,985	72,751
National Petroleum Company, Ltd.	9,000	15,024
Nichidenbo Corp.	6,000	10,199
Nien Made Enterprise Company, Ltd.	3,000	28,480
Nova Technology Corp.	6,000	16,703
Novatek Microelectronics Corp.	15,000	146,974
Nuvoton Technology Corp.	5,000	20,052
O-Bank Company, Ltd.	100,562	28,043
Ocean Plastics Company, Ltd.	10,000	11,098
Oneness Biotech Company, Ltd. (A)	3,000	28,057
Orient Semiconductor Electronics, Ltd.	13,000	7,987
Oriental Union Chemical Corp.	36,300	22,283
O-TA Precision Industry Company, Ltd.	5,000	19,189
Pacific Hospital Supply Company, Ltd.	5,498	12,781
Pan German Universal Motors, Ltd.	2,000	14,025
Pan Jit International, Inc.	10,000	20,845
Pan-International Industrial Corp.	9,443	11,044
PChome Online, Inc.	7,000	11,454
PCL Technologies, Inc.	3,282	11,302
Pegatron Corp.	57,321	115,718
Pegavision Corp.	1,000	11,270
PharmaEssentia Corp. (A)	1,043	18,048
Pharmally International Holding Company, Ltd. (A)(C)	3,533	2,265
Phison Electronics Corp.	3,000	32,220
Pixart Imaging, Inc.	4,000	12,392
Polytronics Technology Corp.	4,188	7,838
Pou Chen Corp.	60,448	63,667
Power Wind Health Industry, Inc. (A)	3,150	12,615
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	65

	Shares	Value
Taiwan (continued)
Powerchip Semiconductor Manufacturing Corp.	105,000	$115,147
Powertech Technology, Inc.	33,000	90,002
Poya International Company, Ltd.	1,941	28,489
President Chain Store Corp.	12,000	106,087
President Securities Corp.	29,515	15,939
Primax Electronics, Ltd.	18,000	33,966
Prince Housing & Development Corp.	37,943	13,514
Prodisc Technology, Inc. (A)(C)	540,000	0
Promate Electronic Company, Ltd.	7,000	8,679
Prosperity Dielectrics Company, Ltd.	7,000	8,137
Qisda Corp.	45,440	41,614
Quanta Computer, Inc.	45,000	104,883
Quanta Storage, Inc.	14,000	18,727
Quintain Steel Company, Ltd.	30,740	13,446
Radiant Opto-Electronics Corp.	11,343	38,792
Radium Life Tech Company, Ltd.	42,476	12,849
RDC Semiconductor Company, Ltd. (A)	2,000	12,522
Realtek Semiconductor Corp.	17,706	184,071
Rechi Precision Company, Ltd.	22,000	11,853
Rexon Industrial Corp, Ltd.	9,000	8,819
Rich Development Company, Ltd.	36,000	9,964
Ritek Corp. (A)	29,707	7,243
Roo Hsing Company, Ltd. (A)(C)	48,000	4,535
Ruentex Development Company, Ltd.	30,456	45,974
Ruentex Engineering & Construction Company	3,000	11,333
Ruentex Industries, Ltd.	20,574	44,568
Run Long Construction Company, Ltd.	5,750	12,043
Sakura Development Company, Ltd.	23,000	23,554
Sampo Corp.	16,197	13,311
San Shing Fastech Corp.	7,000	11,466
Sanyang Motor Company, Ltd.	19,389	22,886
Savior Lifetec Corp. (A)	36,000	22,187
SDI Corp.	4,000	13,764
Sensortek Technology Corp.	1,000	7,828
Sercomm Corp.	8,000	21,896
Shan-Loong Transportation Company, Ltd.	8,000	8,369
ShenMao Technology, Inc.	11,000	15,435
Shih Wei Navigation Company, Ltd.	14,263	11,763
Shihlin Electric & Engineering Corp.	13,213	25,561
Shin Foong Specialty & Applied Materials Company, Ltd.	4,000	7,699
Shin Hai Gas Corp.	2,491	4,198
Shin Kong Financial Holding Company, Ltd.	247,171	71,800
Shin Zu Shing Company, Ltd.	9,301	25,672
Shining Building Business Company, Ltd. (A)	29,397	9,136
Shinkong Insurance Company, Ltd.	9,000	14,562
Shinkong Synthetic Fibers Corp.	52,287	30,256
Shinkong Textile Company, Ltd.	22,000	27,925
Shiny Chemical Industrial Company, Ltd.	4,921	19,092
Shuttle, Inc. (A)	28,000	12,064
Sigurd Microelectronics Corp.	18,842	30,943
Silicon Integrated Systems Corp.	16,500	9,678
Simplo Technology Company, Ltd.	3,520	34,882
Sinbon Electronics Company, Ltd.	4,043	35,713
Sincere Navigation Corp.	13,930	9,201
66	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Taiwan (continued)
Sino-American Electronic Company, Ltd. (A)(C)	10,961	$0
Sino-American Silicon Products, Inc.	14,000	73,457
Sinon Corp.	15,000	18,722
SinoPac Financial Holdings Company, Ltd.	157,983	93,662
Sinphar Pharmaceutical Company, Ltd. (A)	22,000	21,059
Sinyi Realty, Inc.	20,000	18,974
Sitronix Technology Corp.	3,000	18,842
Siward Crystal Technology Company, Ltd.	10,000	11,852
Solar Applied Materials Technology Corp.	12,000	13,344
Sonix Technology Company, Ltd.	7,000	11,122
Speed Tech Corp.	8,000	14,799
Sporton International, Inc.	2,933	19,783
St. Shine Optical Company, Ltd.	2,000	15,891
Standard Foods Corp.	15,221	20,195
Stark Technology, Inc.	7,000	18,580
Sunny Friend Environmental Technology Company, Ltd.	3,000	13,489
Sunonwealth Electric Machine Industry Company, Ltd.	11,000	16,874
Sunplus Technology Company, Ltd.	15,000	12,242
Sunrex Technology Corp.	11,000	14,891
Supreme Electronics Company, Ltd.	25,309	31,399
Swancor Holding Company, Ltd.	7,000	22,466
Symtek Automation Asia Company, Ltd.	9,000	25,972
Syncmold Enterprise Corp.	5,000	9,533
Synnex Technology International Corp.	24,188	45,997
Systex Corp.	5,000	11,339
T3EX Global Holdings Corp.	5,000	12,919
TA Chen Stainless Pipe	70,254	92,697
Ta Ya Electric Wire & Cable	25,440	16,393
TA-I Technology Company, Ltd.	10,000	14,437
Taichung Commercial Bank Company, Ltd.	85,243	36,318
TaiDoc Technology Corp.	4,000	23,944
Taiflex Scientific Company, Ltd.	10,000	13,796
Tainan Spinning Company, Ltd.	62,397	36,011
Taishin Financial Holding Company, Ltd.	189,136	93,552
TAI-TECH Advanced Electronics Company, Ltd.	8,000	21,526
Taiwan Business Bank	126,971	54,234
Taiwan Cement Corp.	100,419	110,696
Taiwan Cogeneration Corp.	12,137	12,633
Taiwan Cooperative Financial Holding Company, Ltd.	113,357	98,431
Taiwan FamilyMart Company, Ltd.	2,000	12,243
Taiwan Fertilizer Company, Ltd.	25,000	45,846
Taiwan Fire & Marine Insurance Company, Ltd.	19,000	12,543
Taiwan FU Hsing Industrial Company, Ltd.	7,000	9,489
Taiwan Glass Industry Corp.	35,894	27,301
Taiwan High Speed Rail Corp.	46,000	43,257
Taiwan Hon Chuan Enterprise Company, Ltd.	15,329	40,217
Taiwan Hopax Chemicals Manufacturing Company, Ltd.	9,000	12,544
Taiwan Kolin Company, Ltd. (A)(C)	400,000	0
Taiwan Land Development Corp. (A)(C)	58,353	3,795
Taiwan Mask Corp.	7,000	20,082
Taiwan Mobile Company, Ltd.	25,700	79,604
Taiwan Navigation Company, Ltd.	16,000	13,869
Taiwan Paiho, Ltd.	15,342	27,549
Taiwan PCB Techvest Company, Ltd.	14,000	16,689
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	67

	Shares	Value
Taiwan (continued)
Taiwan Sakura Corp.	10,000	$20,148
Taiwan Secom Company, Ltd.	8,430	27,940
Taiwan Semiconductor Company, Ltd.	8,000	21,798
Taiwan Semiconductor Manufacturing Company, Ltd.	379,000	6,086,685
Taiwan Shin Kong Security Company, Ltd.	13,724	17,541
Taiwan Styrene Monomer	16,821	7,886
Taiwan Surface Mounting Technology Corp.	16,636	52,398
Taiwan TEA Corp. (A)	18,723	13,771
Taiwan Union Technology Corp.	10,000	18,738
Taiwan-Asia Semiconductor Corp.	23,033	27,980
Tatung Company, Ltd. (A)	26,526	28,110
TCI Company, Ltd.	3,977	18,161
Teco Electric & Machinery Company, Ltd.	42,109	38,634
Test Research, Inc.	9,000	19,244
The Ambassador Hotel (A)	17,000	17,319
The Shanghai Commercial & Savings Bank, Ltd.	36,000	59,487
Thinking Electronic Industrial Company, Ltd.	4,000	15,753
Thye Ming Industrial Company, Ltd.	14,000	16,969
Ton Yi Industrial Corp.	45,000	25,941
Tong Hsing Electronic Industries, Ltd.	6,913	44,239
Tong Yang Industry Company, Ltd.	13,043	20,241
Tong-Tai Machine & Tool Company, Ltd.	24,000	11,383
Topco Scientific Company, Ltd.	5,048	28,027
Topkey Corp.	2,000	11,212
Topoint Technology Company, Ltd.	16,000	15,589
TPK Holding Company, Ltd.	23,000	23,913
Trade-Van Information Services Company	6,000	11,748
Transcend Information, Inc.	4,000	8,808
Tripod Technology Corp.	16,770	52,942
TSRC Corp.	25,706	23,154
Ttet Union Corp.	4,000	20,181
TTY Biopharm Company, Ltd.	10,094	25,706
Tung Ho Steel Enterprise Corp.	28,502	49,715
Tung Thih Electronic Company, Ltd.	4,000	20,369
TXC Corp.	10,659	29,121
TYC Brother Industrial Company, Ltd.	16,531	16,203
Tycoons Group Enterprise (A)	23,000	6,245
Tyntek Corp.	12,000	7,107
U-Ming Marine Transport Corp.	18,000	27,379
Unimicron Technology Corp.	33,855	174,284
Union Bank of Taiwan	69,152	37,220
Uni-President Enterprises Corp.	70,803	151,965
Unitech Computer Company, Ltd.	9,000	9,074
Unitech Printed Circuit Board Corp. (A)	18,444	11,729
United Integrated Services Company, Ltd.	8,200	47,936
United Microelectronics Corp. (A)	244,468	368,251
United Renewable Energy Company, Ltd. (A)	50,337	35,036
Universal Cement Corp.	20,819	14,794
Universal Vision Biotechnology Company, Ltd.	3,150	27,366
Unizyx Holding Corp.	8,982	9,641
UPC Technology Corp.	31,164	14,289
USI Corp.	27,318	19,982
Vanguard International Semiconductor Corp.	40,000	108,625
Ve Wong Corp.	9,450	10,590
68	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Taiwan (continued)
Ventec International Group Company, Ltd.	4,000	$9,572
VIA Labs, Inc.	3,000	21,463
Visual Photonics Epitaxy Company, Ltd.	4,275	11,050
Voltronic Power Technology Corp.	2,360	133,940
Wafer Works Corp.	23,007	34,964
Wah Lee Industrial Corp.	8,160	22,890
Walsin Lihwa Corp.	98,707	151,857
Walsin Technology Corp.	18,805	53,898
Walton Advanced Engineering, Inc.	37,000	15,647
Wan Hai Lines, Ltd.	23,502	58,845
WAN HWA Enterprise Company	2,975	1,182
Wei Chuan Foods Corp.	24,000	14,954
Weikeng Industrial Company, Ltd.	20,000	17,503
Weltrend Semiconductor	19,000	28,709
Win Semiconductors Corp.	7,582	39,064
Winbond Electronics Corp.	124,519	86,925
Wintek Corp. (A)(C)	819,661	0
WinWay Technology Company, Ltd.	2,000	29,051
Wisdom Marine Lines Company, Ltd.	27,372	55,482
Wistron Corp.	106,382	95,559
Wistron NeWeb Corp.	13,483	38,114
Wiwynn Corp.	2,000	57,716
Wowprime Corp. (A)	5,000	25,811
WPG Holdings, Ltd.	51,779	81,737
WT Microelectronics Company, Ltd.	17,497	35,930
XinTec, Inc.	7,000	24,115
Xxentria Technology Materials Corp.	6,124	12,618
Yageo Corp.	6,706	101,954
Yang Ming Marine Transport Corp.	52,613	114,466
YC INOX Company, Ltd.	19,000	17,325
Yem Chio Company, Ltd.	24,000	11,602
YFC-Boneagle Electric Company, Ltd.	17,000	14,932
YFY, Inc.	41,614	37,170
Yieh Phui Enterprise Company, Ltd.	24,040	11,939
Youngtek Electronics Corp.	5,058	10,104
Yuanta Financial Holding Company, Ltd.	173,722	127,822
Yuen Foong Yu Consumer Products Company, Ltd.	6,000	7,001
Yulon Finance Corp.	7,693	40,278
Yulon Motor Company, Ltd.	21,810	46,361
Yungshin Construction & Development Company, Ltd.	9,000	17,246
Zeng Hsing Industrial Company, Ltd.	3,223	12,232
Zenitron Corp.	16,000	14,715
Zero One Technology Company, Ltd.	14,000	18,189
Zhen Ding Technology Holding, Ltd.	23,050	90,275
Zig Sheng Industrial Company, Ltd.	37,000	13,120
Zinwell Corp. (A)	19,000	11,243
Zippy Technology Corp.	11,000	14,119
ZongTai Real Estate Development Company, Ltd.	17,874	18,610
Thailand 2.5%		4,075,573
AAPICO Hitech PCL	12,870	12,711
Absolute Clean Energy PCL	104,700	8,047
Advanced Info Service PCL	16,091	86,486
Advanced Information Technology PCL	78,900	14,502
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	69

	Shares	Value
Thailand (continued)
AEON Thana Sinsap Thailand PCL, NVDR	2,900	$13,258
Airports of Thailand PCL (A)	39,000	83,291
Allianz Ayudhya Capital PCL	12,100	14,049
Amata Corp. PCL	40,900	22,616
AP Thailand PCL	139,778	40,237
Asia Plus Group Holdings PCL	106,500	9,107
Asset World Corp. PCL	161,000	28,997
B Grimm Power PCL	18,300	19,620
Bangchak Corp. PCL	51,000	46,476
Bangkok Airways PCL (A)	63,400	24,237
Bangkok Bank PCL	16,005	65,760
Bangkok Chain Hospital PCL	43,625	25,241
Bangkok Commercial Asset Management PCL	37,900	16,208
Bangkok Dusit Medical Services PCL	80,600	69,434
Bangkok Expressway & Metro PCL	157,225	41,831
Bangkok Insurance PCL	4,870	37,976
Bangkok Land PCL	480,800	14,382
Bangkok Life Assurance PCL, NVDR	15,160	12,801
Banpu PCL	150,166	56,146
Banpu Power PCL	31,100	13,782
BCPG PCL	40,400	11,866
BEC World PCL	54,300	16,279
Berli Jucker PCL	26,500	25,901
Better World Green PCL (A)	256,000	5,330
BTS Group Holdings PCL	100,400	24,019
Bumrungrad Hospital PCL	6,300	40,751
Business Online PCL	27,600	8,182
Cal-Comp Electronics Thailand PCL	295,398	20,259
Carabao Group PCL	4,100	11,156
Central Pattana PCL	23,800	49,236
Central Retail Corp. PCL	29,700	36,509
CH Karnchang PCL	59,423	41,723
Charoen Pokphand Foods PCL	92,033	62,443
Chularat Hospital PCL	197,600	20,758
CK Power PCL	144,900	20,120
Com7 PCL	24,800	22,577
CP ALL PCL	30,600	56,654
Delta Electronics Thailand PCL	1,600	30,784
Dhipaya Group Holdings PCL	23,600	34,414
Dohome PCL	25,320	10,059
Dynasty Ceramic PCL	351,500	27,365
Earth Tech Environment PCL (A)	94,000	9,980
Eastern Polymer Group PCL	43,500	12,637
Eastern Water Resources Development & Management PCL	35,400	5,539
Electricity Generating PCL	6,200	30,272
Energy Absolute PCL	13,000	35,801
Esso Thailand PCL	79,000	27,257
Forth Corp. PCL	16,900	17,624
GFPT PCL	38,500	14,913
Global Power Synergy PCL	17,182	34,148
Group Lease PCL, NVDR (A)(C)	54,000	995
Gulf Energy Development PCL	30,800	46,585
Gunkul Engineering PCL	209,600	31,983
Hana Microelectronics PCL	18,600	27,609
70	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Thailand (continued)
Home Product Center PCL	94,312	$39,568
Ichitan Group PCL	65,300	21,963
Indorama Ventures PCL	55,600	67,408
Intouch Holdings PCL	3,700	7,780
IRPC PCL	400,700	35,198
Italian-Thai Development PCL (A)	329,300	17,725
Jasmine International PCL (A)	184,138	12,326
Jasmine Technology Solution PCL (A)	700	767
JMT Network Services PCL	12,139	23,232
JWD Infologistics PCL	39,500	23,524
Kang Yong Electric PCL	130	1,176
KCE Electronics PCL	30,700	42,509
KGI Securities Thailand PCL	132,500	18,245
Khon Kaen Sugar Industry PCL	145,500	15,642
Kiatnakin Phatra Bank PCL	10,300	21,010
Krung Thai Bank PCL	37,450	18,794
Krungthai Card PCL	20,700	34,710
Lalin Property PCL	77,500	19,268
Land & Houses PCL	95,300	26,024
Lanna Resources PCL	39,100	19,254
LH Financial Group PCL	157,800	4,770
LPN Development PCL	58,200	7,577
MBK PCL	30,189	15,932
MCS Steel PCL	53,400	13,659
Mega Lifesciences PCL	11,600	15,464
Minor International PCL (A)	49,900	43,928
MK Restaurants Group PCL	12,000	19,191
Muangthai Capital PCL	37,400	39,673
Northeast Rubber PCL	79,900	13,188
Origin Property PCL	40,350	12,097
Osotspa PCL	35,900	28,899
PCS Machine Group Holding PCL	53,400	7,578
Plan B Media PCL (A)	125,064	28,899
Polyplex Thailand PCL	14,100	9,861
Precious Shipping PCL	24,200	10,134
Prima Marine PCL	49,900	10,441
Pruksa Holding PCL	26,800	9,226
PTG Energy PCL	31,400	13,269
PTT Exploration & Production PCL	37,628	200,633
PTT Global Chemical PCL	59,392	81,361
PTT Oil & Retail Business PCL	33,200	23,031
PTT PCL	248,000	234,673
Quality Houses PCL	489,271	30,907
Rajthanee Hospital PCL	9,500	8,220
Ratch Group PCL	21,600	25,197
Ratchthani Leasing PCL	163,218	19,268
Regional Container Lines PCL	18,700	16,035
Rojana Industrial Park PCL	52,700	8,567
RS PCL	16,600	8,127
Sabina PCL	12,700	8,458
Saha-Union PCL	40,600	32,858
Samart Corp. PCL (A)	27,900	4,487
Sansiri PCL	773,509	34,622
SC Asset Corp. PCL	95,600	11,222
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	71

	Shares	Value
Thailand (continued)
SCB X PCL	11,231	$33,721
SCG Packaging PCL	11,300	17,809
Sermsang Power Corp. Company, Ltd.	25,410	7,235
Siam City Cement PCL	2,541	10,835
Siam Global House PCL	36,256	20,654
Siamgas & Petrochemicals PCL	54,100	15,409
Sikarin PCL	25,200	10,032
Singha Estate PCL (A)	157,900	8,294
Sino-Thai Engineering & Construction PCL	50,900	17,554
Somboon Advance Technology PCL	19,007	11,935
SPCG PCL	38,800	15,970
Sri Trang Agro-Industry PCL	44,300	23,961
Sri Trang Gloves Thailand PCL	39,100	11,124
Srisawad Corp. PCL	22,700	29,456
Srivichai Vejvivat PCL	60,400	15,717
Star Petroleum Refining PCL	71,900	23,766
STARK Corp. PCL (A)	185,900	17,121
Supalai PCL	57,450	37,547
Super Energy Corp. PCL	697,500	13,076
Tata Steel Thailand PCL	488,800	14,456
Thai Oil PCL	37,214	58,817
Thai Stanley Electric PCL	4,000	21,117
Thai Union Group PCL	80,500	39,109
Thai Vegetable Oil PCL	25,850	20,737
Thaicom PCL	84,500	28,911
Thaifoods Group PCL	112,700	17,454
The Siam Cement PCL	5,850	55,937
Thonburi Healthcare Group PCL	9,200	16,592
Thoresen Thai Agencies PCL	116,000	26,581
Tipco Asphalt PCL, NVDR	31,100	16,087
Tisco Financial Group PCL	8,100	22,470
TMBThanachart Bank PCL	368,010	14,702
TOA Paint Thailand PCL	10,900	10,465
Total Access Communication PCL, NVDR	22,200	26,060
TPI Polene PCL	404,300	21,961
TPI Polene Power PCL	106,000	9,874
TQM Alpha PCL	14,600	16,114
True Corp. PCL	129,788	16,766
TTW PCL	49,900	12,393
U City PCL (A)	237,300	9,554
Unique Engineering & Construction PCL (A)	61,580	7,626
United Power of Asia PCL (A)	14,200	81
Univanich Palm Oil PCL	42,900	9,086
Vanachai Group PCL	92,900	15,330
VGI PCL	90,200	10,659
Vibhavadi Medical Center PCL	299,500	23,661
WHA Corp. PCL	174,900	19,152
Workpoint Entertainment PCL	11,640	6,107
Turkey 1.0%		1,673,929
Akbank TAS	98,026	91,693
Aksa Akrilik Kimya Sanayii AS	9,180	42,389
Aksa Enerji Uretim AS	13,694	36,436
Alarko Holding AS	1	3
72	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Turkey (continued)
Alkim Alkali Kimya AS	11,426	$25,262
Anadolu Anonim Turk Sigorta Sirketi (A)	15,271	13,832
Arcelik AS	4,380	21,743
Aselsan Elektronik Sanayi Ve Ticaret AS	9,214	24,111
Bera Holding AS	6,956	11,075
BIM Birlesik Magazalar AS	8,299	60,180
Borusan Yatirim ve Pazarlama AS	11	659
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	1,525	4,538
Coca-Cola Icecek AS	2,666	26,565
Dogan Sirketler Grubu Holding AS	80,206	36,314
Eczacibasi Yatirim Holding Ortakligi AS	1	3
EGE Endustri VE Ticaret AS	178	47,683
Enka Insaat ve Sanayi AS	28,514	39,451
Eregli Demir ve Celik Fabrikalari TAS	17,613	40,254
Ford Otomotiv Sanayi AS	1,299	31,013
Goldas Kuyumculuk Sanayi Ithalat Ve Bagli Ortakliklari (A)(C)	54,847	278
Hektas Ticaret TAS (A)	31,796	60,954
Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS (A)	8,657	16,290
Is Yatirim Menkul Degerler AS	9,331	23,915
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	37,562	29,860
KOC Holding AS	12,619	48,054
Koza Altin Isletmeleri AS	997	19,892
Koza Anadolu Metal Madencilik Isletmeleri AS (A)	8,796	21,532
Logo Yazilim Sanayi Ve Ticaret AS	8,054	27,309
Mavi Giyim Sanayi Ve Ticaret AS, Class B (B)	5,445	33,388
Migros Ticaret AS (A)	5,109	36,981
Nuh Cimento Sanayi AS	3,603	19,467
Otokar Otomotiv Ve Savunma Sanayi A.S.	263	13,048
Oyak Cimento Fabrikalari AS (A)	30,233	34,851
Pegasus Hava Tasimaciligi AS (A)	1,333	28,368
Petkim Petrokimya Holding AS (A)	35,494	34,413
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	11,922	19,999
Sasa Polyester Sanayi AS (A)	10,213	71,945
TAV Havalimanlari Holding AS (A)	6,086	28,799
Tofas Turk Otomobil Fabrikasi AS	4,325	33,374
Turk Hava Yollari AO (A)	12,832	82,999
Turk Telekomunikasyon AS	16,647	15,620
Turk Traktor ve Ziraat Makineleri AS	447	12,350
Turkcell Iletisim Hizmetleri AS	33,861	61,834
Turkiye Is Bankasi AS, Class C	61,570	34,651
Turkiye Petrol Rafinerileri AS (A)	3,018	77,979
Turkiye Sinai Kalkinma Bankasi AS (A)	100,006	21,603
Turkiye Sise ve Cam Fabrikalari AS	15,535	32,764
Turkiye Vakiflar Bankasi TAO, Class D (A)	34,357	18,317
Ulker Biskuvi Sanayi AS (A)	4,197	8,177
Vestel Beyaz Esya Sanayi ve Ticaret AS	41,551	28,396
Vestel Elektronik Sanayi ve Ticaret AS (A)	3,881	12,508
Yapi ve Kredi Bankasi AS	103,943	67,462
Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	10,687	16,500
Zorlu Enerji Elektrik Uretim AS (A)	63,428	26,848
Ukraine 0.0%		11,026
Kernel Holding SA	2,666	11,026
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	73

	Shares	Value
United Arab Emirates 1.2%		$2,035,089
Abu Dhabi Commercial Bank PJSC	31,341	83,627
Abu Dhabi Islamic Bank PJSC	40,978	107,365
Abu Dhabi National Insurance Company PSC	12,053	19,329
Abu Dhabi National Oil Company for Distribution PJSC	59,522	73,867
Agthia Group PJSC	16,010	18,558
Air Arabia PJSC	129,426	73,272
Ajman Bank PJSC (A)	106,389	29,578
Aldar Properties PJSC	79,247	102,860
Amanat Holdings PJSC	67,383	15,453
Amlak Finance PJSC (A)	104,226	17,293
Apex Investment Company PSC (A)	17,672	17,262
Aramex PJSC	37,355	36,879
Arkan Building Materials Company (A)	86,112	43,727
Dana Gas PJSC	279,359	68,838
Deyaar Development PJSC (A)	206,049	28,654
Dubai Financial Market PJSC	68,901	30,819
Dubai Investments PJSC	82,070	50,281
Dubai Islamic Bank PJSC	88,689	137,596
Emaar Development PJSC (A)	64,598	74,069
Emaar Properties PJSC	141,645	235,500
Emirates Driving Company	2,368	17,400
Emirates Integrated Telecommunications Company PJSC	30,997	48,289
Emirates NBD Bank PJSC	27,627	99,772
Emirates Telecommunications Group Company PJSC	47,149	331,534
Eshraq Investments PJSC (A)	147,158	19,561
First Abu Dhabi Bank PJSC	37,305	178,906
Gulf Pharmaceutical Industries PSC (A)	43,334	14,055
RAK Properties PJSC (A)	63,646	12,398
Ras Al Khaimah Ceramics	21,048	15,501
SHUAA Capital PSC (A)	124,409	12,924
Union Properties PJSC (A)	283,533	19,922
United States 0.1%		88,409
Nexteer Automotive Group, Ltd.	54,000	35,921

Parade Technologies, Ltd.	2,000	52,488
Preferred securities 1.2%		$2,013,985
(Cost $1,577,807)
Brazil 1.1%		1,755,266
Alpargatas SA	6,600	21,303
Banco ABC Brasil SA	5,383	20,363
Banco Bradesco SA	63,195	189,731
Banco do Estado do Rio Grande do Sul SA, B Shares	6,855	13,170
Banco Pan SA	5,944	8,224
Braskem SA, A Shares	3,500	18,979
Centrais Eletricas Brasileiras SA, B Shares	3,254	30,776
Centrais Eletricas Santa Catarina	900	10,191
Cia de Saneamento do Parana	48,343	35,400
Cia de Transmissao de Energia Eletrica Paulista	8,072	35,870
Cia Energetica de Minas Gerais	31,155	68,923
Cia Ferro Ligas da Bahia	1,876	20,443
Cia Paranaense de Energia, B Shares	26,300	40,950
Gerdau SA	18,000	109,505
Itau Unibanco Holding SA	54,080	270,955
Marcopolo SA	33,745	15,997
74	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Brazil (continued)
Petroleo Brasileiro SA	142,938	$734,336
Randon SA Implementos e Participacoes	12,025	21,620
Taurus Armas SA	3,300	9,348
Unipar Carbocloro SA, B Shares	2,421	45,338
Usinas Siderurgicas de Minas Gerais SA, A Shares	22,459	33,844
Chile 0.1%		182,541
Coca-Cola Embonor SA, B Shares	18,333	21,205
Embotelladora Andina SA, B Shares	17,785	34,286
Sociedad Quimica y Minera de Chile SA, B Shares	1,274	127,050
Colombia 0.0%		48,541
Bancolombia SA	4,585	30,380
Grupo Argos SA	4,425	5,719
Grupo Aval Acciones y Valores SA	66,084	7,638
Grupo de Inversiones Suramericana SA	1,784	4,804
Philippines 0.0%		7,565
Cebu Air, Inc., 6.000%	11,227	7,565
Thailand 0.0%		20,072

U City PCL (A)	711,900	20,072
Rights 0.0%		$2,195
(Cost $0)
Central Reinsurance Company, Ltd (Expiration Date: 12-19-22; Strike Price: TWD 15.80) (A)	4,838	532
Genexine, Inc. (Expiration Date: 1-4-23; Strike Price: KRW 15,500.00) (A)	52	209
HLB, Inc. (Expiration Date: 12-5-22; Strike Price: KRW 25,200.00) (A)	93	130
Taichung Commercial Bank (Expiration Date: 12-13-22; Strike Price: TWD 11.75) (A)	3,353	146
Thai Union Group PCL (Expiration Date: 1-31-23) (A)(C)(E)	2,286	0
The Shanghai Commercial & Savings Bank, Ltd. (Expiration Date: 12-9-22; Strike Price: TWD 37.00) (A)	2,638	1,178
Warrants 0.0%		$724
(Cost $0)
Yinson Holdings BHD (Expiration Date: 6-21-25; Strike Price MYR 2.29) (A)	7,577	724

Total investments (Cost $153,591,821) 99.2%	$162,731,282
Other assets and liabilities, net 0.8%	1,282,526
Total net assets 100.0%	$164,013,808

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Currency Abbreviations
KRW	Korean Won
MYR	Malaysian Ringgit
TWD	New Taiwan Dollar

Security Abbreviations and Legend
ADR	American Depositary Receipt
BDR	Brazilian Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	Restricted security as to resale, excluding 144A securities. For more information on this security refer to the Notes to fund’s investments.
(E)	Strike price and/or expiration date not available.
The fund had the following sector composition as a percentage of net assets on 11-30-22:
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	75

Information technology	19.2%
Financials	16.9%
Materials	13.0%
Consumer discretionary	10.7%
Industrials	9.6%
Consumer staples	6.9%
Communication services	6.5%
Energy	5.1%
Health care	4.7%
Real estate	3.4%
Utilities	3.2%
Other assets and liabilities, net	0.8%
TOTAL	100.0%
76	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P 500 E-Mini Index Futures	6	Long	Dec 2022	$1,197,414	$1,224,375	$26,961
						$26,961
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	77

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of November 30, 2022, by major security category or type:
	Total value at 11-30-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Australia	$46,320	—	$46,320	—
Belgium	16,923	—	16,923	—
Brazil	6,494,914	$6,494,914	—	—
Canada	11,865	—	11,865	—
Chile	971,414	64,888	906,526	—
China	37,432,461	2,851,138	33,977,339	$603,984
Colombia	167,325	156,259	11,066	—
Cyprus	12,587	—	12,587	—
Czech Republic	141,121	—	141,121	—
Egypt	34,203	—	34,203	—
Greece	587,701	—	577,310	10,391
Hong Kong	6,044,740	—	5,849,681	195,059
Hungary	237,109	—	237,109	—
India	26,971,662	133,622	26,809,157	28,883
Indonesia	3,517,229	—	3,417,285	99,944
Malaysia	2,736,744	—	2,736,744	—
Mexico	5,154,233	5,154,233	—	—
Netherlands	53,736	—	53,736	—
78	|

	Total value at 11-30-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Panama	$7,862	$7,862	—	—
Peru	86,693	86,592	$101	—
Philippines	1,907,460	—	1,906,465	$995
Poland	1,271,492	—	1,271,492	—
Qatar	1,629,447	—	1,629,447	—
Russia	36,303	—	—	36,303
Saudi Arabia	5,723,711	—	5,723,711	—
Singapore	110,562	59,092	51,470	—
South Africa	5,481,294	640,644	4,840,650	—
South Korea	20,033,157	104,648	19,926,050	2,459
Spain	11,025	—	11,025	—
Taiwan	25,899,059	303,348	25,585,116	10,595
Thailand	4,075,573	—	4,074,578	995
Turkey	1,673,929	—	1,673,651	278
Ukraine	11,026	—	11,026	—
United Arab Emirates	2,035,089	—	2,035,089	—
United States	88,409	—	88,409	—
Preferred securities
Brazil	1,755,266	1,755,266	—	—
Chile	182,541	—	182,541	—
Colombia	48,541	48,541	—	—
Philippines	7,565	—	7,565	—
Thailand	20,072	—	20,072	—
Rights	2,195	—	2,195	—
Warrants	724	724	—	—
Total investments in securities	$162,731,282	$17,861,771	$143,879,625	$989,886
Derivatives:
Assets
Futures	$26,961	$26,961	—	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	—	$212,055	$213,759	$(425,777)	$(27)	$(10)	—	—	—
Restricted securities. The fund may hold restricted securities which are restricted as to resale and the fund has limited rights to registration under the Securities Act of 1933. Disposal may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. The following table summarizes the restricted securities held at November 30, 2022:
Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Value as a percentage of net assets	Ending value
Yes Bank, Ltd., Lock-In Shares	10-4-21	$100,844	70,811	—	—	70,811	0.0%[1]	$14,456

[1]	Less than 0.05%.
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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